UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4813
                        ---------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
              -----------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
              -----------------------------------------------------

                      Date of fiscal year end: December 31
                       ----------------------------------

                     Date of reporting period: June 30, 2005
                        ---------------------------------

Item 1.  Reports to Stockholders.

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Semiannual Report                  STANDISH MELLON
                                   OPPORTUNISTIC HIGH YIELD FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund' s portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund' s web site at http:
//melloninstitutionalfunds.com.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC' s web site at http: //www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                       BEGINNING         ENDING         DURING PERIOD(+)
                                     ACCOUNT VALUE    ACCOUNT VALUE     JANUARY 1, 2005
                                    JANUARY 1, 2005   JUNE 30, 2005    TO JUNE 30, 2005
----------------------------------------------------------------------------------------
Actual                                   $1,000.00        $1,013.90           $0.50
Hypothetical (5% return
  per year before expenses)              $1,000.00        $1,024.30           $0.50

-----------
(+) Expenses are equal to the fund's annualized expense ratio of .10%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

              PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                 PERCENTAGE OF
SUMMARY OF COMBINED RATINGS       INVESTMENTS
----------------------------------------------
QUALITY BREAKDOWN
----------------------------------------------
Treasury                               6.5%
AA                                     0.1
BBB                                    6.7
BB                                    48.1
B                                     37.5
CCC                                    1.1
                                     -----
                                     100.0%
                                                                                PERCENTAGE OF
TOP TEN HOLDINGS(*)                                          RATE    MATURITY     NET ASSETS
---------------------------------------------------------------------------------------------
Chevy Chase Bank FSB                                        6.875   12/1/2013         2.6%
HCA, Inc.                                                   7.875    2/1/2011         2.0
Sovereign Capital Trust IV Convertible Preferred            4.375                     1.9
AES Corp. 144A                                              8.750   5/15/2013         1.7
Freescale Semiconductor, Inc.                               6.875   7/15/2011         1.6
Nevada Power Co.                                            6.500   4/15/2012         1.5
Georgia-Pacific Corp.                                       8.000   1/15/2024         1.3
INVISTA 144A                                                9.250    5/1/2012         1.2
Dynegy Holdings, Inc. 144A                                  9.875   7/15/2010         1.2
Transcontinental Gas Pipe Line Corp.                        8.875   7/15/2012         1.2
                                                                                     ----
                                                                                     16.2%

(*) Excluding short-term investments and investment of cash collateral.

                                            PERCENTAGE OF
SUMMARY OF INDUSTRIES                        INVESTMENTS
---------------------------------------------------------
Banking                                            5.9%
Basic industry                                    12.6
Capital goods                                     12.8
Consumer cyclical                                  6.3
Consumer non-cyclical                              7.9
Energy                                             7.7
Finance                                            0.5
Media                                              8.0
Real estate                                        0.4
Services cyclical                                 11.0
Services non-cyclical                              2.5
Technology                                         1.5
Telecommunications                                 5.5
Utility                                           10.9
Agency                                             0.1
Cash & Equivalents                                 6.4
                                                 -----
                                                 100.0%


The Fund is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
 SECURITY DESCRIPTION                                                          RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--98.7%

BONDS AND NOTES--85.5%

CONVERTIBLE CORPORATE BONDS--0.1%
Centerpoint Energy, Inc. 144A CVT (Cost $ 25,000)                            2.875%       1/15/2024     $  25,000     $    27,344
                                                                                                                      -----------
CORPORATE--76.1%

BANKING--2.7%
Chevy Chase Bank FSB                                                          6.875       12/1/2013       530,000         547,225
                                                                                                                      -----------
BASIC INDUSTRY--9.9%
Airgas, Inc.                                                                  6.250       7/15/2014        25,000          25,313
Allied Waste North America                                                    8.500       12/1/2008        50,000          52,438
Arch Western Finance                                                          6.750        7/1/2013        55,000          56,788
Ball Corp.                                                                    6.875      12/15/2012        95,000          99,750
Berry Plastics                                                               10.750       7/15/2012        55,000          60,019
Compression Polymers Holdings 144A                                           10.500        7/1/2013        35,000          35,000
Earle M Jorgenson Co.                                                         9.750        6/1/2012       100,000         108,000
Equistar Chemicals LP/Equistar Funding Corp.                                 10.625        5/1/2011        15,000          16,556
Freeport-McMoRan Copper & Gold, Inc.                                         10.125        2/1/2010        90,000         100,125
Freeport-McMoRan Copper & Gold, Inc.                                          6.875        2/1/2014        70,000          68,250
Georgia-Pacific Corp.                                                         7.375       7/15/2008        45,000          47,869
Georgia-Pacific Corp.                                                         8.875        2/1/2010       175,000         198,625
Georgia-Pacific Corp.                                                         8.000       1/15/2024       225,000         258,750
Jefferson Smurfit Corp. US                                                    8.250       10/1/2012       150,000         150,750
KRATON Polymers LLC/Capital Corp. 144A(*)                                     8.125       1/15/2014        15,000          14,438
Lubrizol Corp.                                                                4.625       10/1/2009       150,000         150,019
Lyondell Chemical Co.                                                         9.625        5/1/2007        50,000          53,375
Nalco Co.(*)                                                                  7.750      11/15/2011       190,000         202,350
Neenah Paper, Inc. 144A                                                       7.375      11/15/2014        10,000           9,700
Peabody Energy Corp.                                                          6.875       3/15/2013       105,000         111,300
Steel Dynamics, Inc.                                                          9.500       3/15/2009       100,000         106,250
Stone Container Corp.                                                         8.375        7/1/2012        70,000          70,700
Westlake Chemical Corp.                                                       8.750       7/15/2011        39,000          42,413
                                                                                                                      -----------
                                                                                                                        2,038,778
                                                                                                                      -----------
CAPITAL GOODS--6.9%
Alliant Techsystems, Inc.                                                     8.500       5/15/2011        50,000          53,375
Alliant Techsystems, Inc. 144A                                                2.750       2/15/2024        35,000          36,531
Crown Cork & Seal Co, Inc.                                                    8.000       4/15/2023       150,000         146,250
Esterline Technologies Corp.                                                  7.750       6/15/2013        70,000          74,200
L-3 Communications Corp.                                                      7.625       6/15/2012       100,000         106,500
Leucadia National Corp.                                                       7.000       8/15/2013        75,000          75,000
National Waterworks, Inc.                                                    10.500       12/1/2012        55,000          61,875
Norcraft Finance Co.                                                          9.000       11/1/2011        40,000          41,200
Owens-Brockway                                                                7.750       5/15/2011       155,000         164,688
Owens-Illinois, Inc.(*)                                                       7.500       5/15/2010       210,000         220,500
Pinnacle Foods Holding Corp. (*)                                              8.250       12/1/2013        45,000          40,275
Silgan Holdings, Inc.                                                         6.750      11/15/2013       100,000         103,000
Solo Cup Co.(*)                                                               8.500       2/15/2014        50,000          46,750
Texas Industries Inc. 144A                                                    7.250       7/15/2013        15,000          15,375
Texas Industries, Inc.                                                       10.250       6/15/2011       110,000         127,463
Trinity Industries LE                                                         6.500       3/15/2014      $115,000         114,425
                                                                                                                      -----------
                                                                                                                        1,427,407
                                                                                                                      -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                           RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL--2.5%
CSC Holdings, Inc.                                                            8.125%      7/15/2009     $  70,000     $    70,875
Domino's, Inc.                                                                8.250        7/1/2011        26,000          27,690
Fisher Scientific International                                               6.750       8/15/2014        65,000          67,925
Fisher Scientific International 144A                                          6.125        7/1/2015        50,000          50,063
Keystone Automotive Operation                                                 9.750       11/1/2013        40,000          39,600
Leslie's Poolmart                                                             7.750        2/1/2013        45,000          45,450
PQ Corp. 144A                                                                 7.500       2/15/2013        10,000           9,825
Russell Corp.                                                                 9.250        5/1/2010        50,000          52,750
Scotts Co.                                                                    6.625      11/15/2013       140,000         144,550
Visteon Corp.(*)                                                              8.250        8/1/2010        15,000          13,875
                                                                                                                      -----------
                                                                                                                          522,603
                                                                                                                      -----------
CONSUMER NON-CYCLICAL--5.0%
Alliance One International 144A                                              11.000       5/15/2012        50,000          51,500
Altria Group, Inc.                                                            7.000       11/4/2013        50,000          55,955
Chattem, Inc.                                                                 7.000        3/1/2014        60,000          61,950
Chattem, Inc. (a)                                                             6.330        3/1/2010        50,000          50,500
Del Monte Corp.                                                               8.625      12/15/2012        65,000          71,500
Elizabeth Arden, Inc.                                                         7.750       1/15/2014        40,000          41,700
Goodyear Tire & Rubber 144A                                                   9.000        7/1/2015       115,000         112,988
Ingles Markets, Inc.                                                          8.875       12/1/2011        35,000          35,569
Rite Aid Corp.                                                                9.500       2/15/2011        75,000          79,875
Rite Aid Corp.(*)                                                            12.500       9/15/2006       140,000         151,200
RJ Reynolds Tobacco Holdings, Inc.(*)                                         7.750       5/15/2006        65,000          66,788
Smithfield Foods, Inc.                                                        7.750       5/15/2013        70,000          76,300
Stater Brothers Holdings (a)                                                  6.910       6/15/2010       125,000         123,750
Stater Brothers Holdings(*)                                                   8.125       6/15/2012        65,000          63,375
                                                                                                                      -----------
                                                                                                                        1,042,950
                                                                                                                      -----------
ENERGY--8.8%
CMS Energy Corp.                                                              8.900       7/15/2008       200,000         217,500
Colorado Interstate Gas 144A                                                  5.950       3/15/2015        50,000          49,294
Dynegy Holdings, Inc. 144A                                                    9.875       7/15/2010       225,000         248,625
El Paso Natural Gas Co.                                                       8.625       1/15/2022        50,000          58,320
El Paso Natural Gas Co.                                                       7.500      11/15/2026       110,000         115,796
El Paso Production Holding Co.                                                7.750        6/1/2013        45,000          48,038
Frontier Oil Corp.                                                            6.625       10/1/2011        25,000          25,750
Newfield Exploration Corp.                                                    7.625        3/1/2011        60,000          65,700
Newfield Exploration Corp.                                                    6.625        9/1/2014       100,000         104,750
Petroleum Ge-Services                                                        10.000       11/5/2010        60,000          67,200
Premcor Refining Group, Inc.                                                  9.500        2/1/2013        40,000          46,000
Southern Natural Gas Co.                                                      8.875       3/15/2010        25,000          27,423
Tennessee Gas Pipeline Co.                                                    8.375       6/15/2032       150,000         176,504
Tesoro Petroleum Corp.                                                        8.000       4/15/2008        35,000          36,925
Transcontinental Gas Pipe Line Corp.                                          8.875       7/15/2012       200,000         238,000
Williams Cos., Inc.                                                           7.875        9/1/2021       200,000         227,500
Xcel Energy, Inc. 144A                                                        7.500      11/21/2007        40,000          65,100
                                                                                                                      -----------
                                                                                                                        1,818,425
                                                                                                                      -----------
FINANCIAL--2.4%
Ford Motor Credit Co.                                                         7.375      10/28/2009        70,000          68,403
General Motors Accept Corp.(*)                                                7.750       1/19/2010       200,000         195,509
Glencore Funding LLC 144A                                                     6.000       4/15/2014        75,000          71,917

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                           RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Residential Capital Corp. 144A                                                6.375%      6/30/2010    $  125,000     $   125,602
Residential Capital Corp. 144A                                                6.875       6/30/2015        40,000          40,881
                                                                                                                      -----------
                                                                                                                          502,312
                                                                                                                      -----------
INDUSTRIAL--1.7%
Douglas Dynamics LLC 144A                                                     7.750       1/15/2012       155,000         151,900
Goodman Global Holdings 144A (a)                                              6.410       6/15/2012       200,000         197,000
                                                                                                                      -----------
                                                                                                                          348,900
                                                                                                                      -----------
MEDIA--6.6%
American Media Operation, Inc.                                               10.250        5/1/2009        95,000          95,238
Cablevision Systems Corp. (a)                                                 7.890        4/1/2009       125,000         125,313
Dex Media West LLC/Dex Media Finance Co.(*)                                   8.500       8/15/2010        85,000          92,650
DirecTV Holdings LLC                                                          8.375       3/15/2013        30,000          33,225
Echostar DBS Corp.                                                            5.750       10/1/2008        65,000          64,594
Entercom Radio LLC/Entercom Capital, Inc.                                     7.625        3/1/2014        50,000          52,125
Entravision Communications Corp.                                              8.125       3/15/2009        60,000          62,475
Lamar Media Corp.                                                             7.250        1/1/2013        20,000          21,100
Nextel Communications, Inc.                                                   6.875      10/31/2013        30,000          32,063
PX Escrow Corp.                                                               9.625        2/1/2006       160,000         128,000
Radio One, Inc.                                                               8.875        7/1/2011       150,000         161,063
RH Donnelley Finance Corp. 144A                                               8.875      12/15/2010       140,000         152,950
RH Donnelley Finance Corp. 144A                                              10.875      12/15/2012       135,000         156,938
Salem Communications Corp.                                                    7.750      12/15/2010       130,000         135,200
Sinclair Broadcast Group, Inc.                                                4.875       7/15/2018        60,000          54,450
                                                                                                                      -----------
                                                                                                                        1,367,384
                                                                                                                      -----------
REAL ESTATE--0.8%
Beazer Homes USA 144A                                                         6.875       7/15/2015        35,000          34,650
BF Saul Reit                                                                  7.500        3/1/2014       125,000         129,375
                                                                                                                      -----------
                                                                                                                          164,025
                                                                                                                      -----------
SERVICES: CYCLICAL--9.2%
American Casino & Entertainment Properties LLC                                7.850        2/1/2012        55,000          58,300
Ameristar Casinos, Inc.                                                      10.750       2/15/2009       140,000         152,250
Chumash Casino & Resort Enterprises 144A                                      9.260       7/15/2010       105,000         113,663
Cinemark USA, Inc.                                                            9.000        2/1/2013        75,000          77,063
Continental Airlines, Inc.                                                    8.307        4/2/2018        37,931          31,540
Corrections Corp Of America                                                   7.500        5/1/2011        60,000          62,475
Gaylord Entertainment Co.                                                     8.000      11/15/2013        40,000          42,050
Gaylord Entertainment Co.                                                     6.750      11/15/2014        55,000          53,763
Host Marriott LP                                                              7.000       8/15/2012       150,000         155,625
Isle of Capri Casinos                                                         7.000        3/1/2014        90,000          90,450
Meristar Hospitality Operating Partnership LP(*)                             10.500       6/15/2009       100,000         107,000
MGM Mirage, Inc.                                                              8.500       9/15/2010       150,000         166,500
Mohegan Tribal Gaming Authority(*)                                            8.000        4/1/2012       175,000         187,250
Mohegan Tribal Gaming Authority(*)                                            7.125       8/15/2014       145,000         151,888
Seneca Gaming Corp. 144A                                                      7.250        5/1/2012        25,000          25,844
Speedway Motorsports, Inc.                                                    6.750        6/1/2013       150,000         154,500
Station Casinos, Inc.(*)                                                      6.000        4/1/2012       150,000         152,250
True Temper Sports, Inc.                                                      8.375       9/15/2011        65,000          60,288
Turning Stone Casino Resort Enterprise 144A                                   9.125      12/15/2010        45,000          47,588
                                                                                                                      -----------
                                                                                                                        1,890,287
                                                                                                                      -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                         RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SERVICES: NON-CYCLICAL--3.8%
Coventry Health Care, Inc.                                                   5.875%       1/15/2012     $  40,000     $    40,700
Coventry Health Care, Inc.                                                    8.125       2/15/2012        60,000          64,800
HCA, Inc.                                                                     7.875        2/1/2011       375,000         412,608
Kinetic Concepts, Inc.                                                        7.375       5/15/2013        91,000          95,095
Neighborcare, Inc.                                                            6.875      11/15/2013        30,000          31,350
Psychiatric Solutions 144A                                                    7.750       7/15/2015        15,000          15,000
Service Corp. International 144A                                              7.000       6/15/2017        30,000          30,825
Tenet Healthcare Corp. 144A                                                   9.250        2/1/2015       100,000         103,750
                                                                                                                      -----------
                                                                                                                          794,128
                                                                                                                      -----------
TELECOMMUNICATIONS--4.2%
AT&T Corp.                                                                    9.750      11/15/2031        50,000          65,063
Consolidated Comm Holdings 144A                                               9.750        4/1/2012        90,000          94,275
Hawaiian Telcom Communication 144A (a)                                        8.914        5/1/2013        30,000          30,900
Nextel Communications, Inc.                                                   5.950       3/15/2014       150,000         155,813
Qwest Communications International 144A                                       7.500       2/15/2014       185,000         175,056
Qwest Corp.                                                                   7.200      11/10/2026       115,000         103,500
Qwest Corp. 144A                                                              7.875        9/1/2011       175,000         182,438
Rural Cellular Corp.                                                          8.250       3/15/2012        50,000          52,250
                                                                                                                      -----------
                                                                                                                          859,295
                                                                                                                      -----------
TECHNOLOGY & ELECTRONICS--2.2%
Communications & Power Industries, Inc.                                       8.000        2/1/2012        25,000          25,125
Freescale Semiconductor Inc.(*)                                               6.875       7/15/2011       310,000         328,600
Freescale Semiconductor, Inc. (a)*                                            5.891       7/15/2009       100,000         103,875
                                                                                                                      -----------
                                                                                                                          457,600
                                                                                                                      -----------
UTILITIES--9.4%
AES Corp.                                                                     8.875       2/15/2011       123,000         137,145
AES Corp. 144A                                                                8.750       5/15/2013       310,000         346,425
AES Corp.(*)                                                                  9.375       9/15/2010        60,000          67,950
DPL, Inc.                                                                     6.875        9/1/2011        50,000          54,000
FPL Energy Wind Funding LLC 144A                                              6.876       6/27/2017        87,100          88,080
Monongahela Power                                                             6.700       6/15/2014        65,000          74,023
MSW Energy Holdings                                                           7.375        9/1/2010        95,000          97,375
Nevada Power Co.                                                              6.500       4/15/2012       300,000         313,500
Northwestern Corp. 144A                                                       5.875       11/1/2014        35,000          35,875
NRG Energy, Inc. 144A                                                         8.000      12/15/2013        80,000          84,400
Reliant Energy, Inc.                                                          6.750      12/15/2014        20,000          19,550
Reliant Energy, Inc.                                                          9.250       7/15/2010        55,000          59,950
TECO Energy, Inc. 144A                                                        6.750        5/1/2015        10,000          10,600
TECO Energy, Inc.                                                             7.500       6/15/2010        50,000          54,500
Texas Genco LLC/Financing 144A                                                6.875      12/15/2014        50,000          52,625
Texas Utilities Corp. 144A                                                    4.800      11/15/2009       175,000         171,810
Texas Utilities Corp. 144A                                                    5.550      11/15/2014       205,000         198,820
Whiting Petroleum Corp.                                                       7.250        5/1/2013        75,000          76,500
                                                                                                                      -----------
                                                                                                                        1,943,128
                                                                                                                      -----------
Total Corporate (Cost $15,290,282)                                                                                     15,724,447
                                                                                                                      -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                           RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL--0.3%
South Carolina Tobacco Settlement Authority (Cost $ 44,837)                  6.000%       5/15/2022     $  50,000     $    52,867
                                                                                                                      -----------
YANKEE BONDS--7.2%
Crown European Holdings SA                                                    9.500        3/1/2011       100,000         110,500
Crystal US Holdings                                                           9.625       6/15/2014        90,000         100,800
Culligan Finance Corp., BV 144A                                               8.000       10/1/2014        35,000          44,796
Intelsat Bermuda Ltd. 144A (a)                                                7.805       1/15/2012        85,000          86,488
INVISTA 144A                                                                  9.250        5/1/2012       230,000         251,275
Jean Coutu Group(*)                                                           7.625        8/1/2012        45,000          46,463
JSG Funding PLC                                                               9.625       10/1/2012        50,000          50,000
Norampac, Inc.(*)                                                             6.750        6/1/2013       120,000         120,300
Nova Chemicals Corp.                                                          6.500       1/15/2012        55,000          53,350
Quebecor Media, Inc.                                                         11.125       7/15/2011        95,000         105,569
Rogers Wireless, Inc.                                                         8.000      12/15/2012        60,000          64,650
Rogers Wireless, Inc. (a)                                                     6.535      12/15/2010        60,000          62,550
Royal Caribbean Cruises Ltd.                                                  8.000       5/15/2010       100,000         110,750
Royal Caribbean Cruises Ltd.                                                  8.750        2/2/2011       110,000         126,775
Royal Caribbean Cruises Ltd. (b)                                              0.000       5/18/2021        50,000          37,813
Russel Metals, Inc.                                                           6.375        3/1/2014        50,000          46,750
Stena AB                                                                      7.500       11/1/2013        70,000          68,950
                                                                                                                      -----------
Total Yankee Bonds (Cost $1,423,264)                                                                                    1,487,779
                                                                                                                      -----------
EURO--1.8%
General Motors Acceptance Corp.                                               5.375        6/6/2011        45,000          48,444
Hornbach Baumarkt AG 144A                                                     6.125      11/15/2014        15,000          17,610
NTL Cable PLC                                                                 8.750       4/15/2014        35,000          44,690
Remy Cointreau S.A. 144A                                                      6.500        7/1/2010        40,000          51,559
Telenet Communications NV 144A                                                9.000      12/15/2013       100,000         212,989
                                                                                                                      -----------
Total Euro Securities (Cost $209,746)                                                                                     375,292
                                                                                                                      -----------
TOTAL BONDS AND NOTES (Cost $16,993,129)                                                                               17,667,729
                                                                                                                      -----------
CONVERTIBLE PREFERRED STOCKS--2.9%                                                                         SHARES
                                                                                                           ------
Fannie Mae 7.00% CVT Pfd                                                                                      300          16,641
Omnicare, Inc. 4.00% CVT Pfd                                                                                  700          41,038
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                   8,850         389,400
Tyco International Group SA 3.125% 144A CVT Pfd                                                           105,000         145,163
                                                                                                                      -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $597,500)                                                                        592,242
                                                                                                                      -----------
WARRANTS--0.0%
McLeodUSA, Inc.(^)                                                                                          3,291              16
                                                                                                                      -----------
TOTAL WARRANTS (Cost $28,425 )
INVESTMENT OF CASH COLLATERAL--10.3%
BlackRock Cash Strategies L.L.C. (**) (Cost $ 2,135,540)                                                2,135,540       2,135,540
                                                                                                                      -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 19,754,594)                                                                     20,395,527
                                                                                                                      -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                           RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--19.5%
Dreyfus Institutional Preferred Plus Money Market Fund ((+))(Cost $ 4,018,851)                         $4,018,851     $ 4,018,851
                                                                                                                      -----------
TOTAL INVESTMENTS--118.2% (COST $23,773,445)                                                                           24,414,378
LIABILITIES IN EXCESS OF OTHER ASSETS--(18.2%)                                                                        (3,759,254)
                                                                                                                      -----------
NET ASSETS--100.0%                                                                                                    $20,655,124
                                                                                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT-Convertible
(a)  Variable Rate Security; rate indicated is as of 6/30/05.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(*)  Security, or a portion of thereof, was on loan at 6/30/05.
(**) Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
Eur-Euro
REIT-Real Estate Investment Trust
(+)  Affiliated institutional money market fund.
(^)  Non-income producing security.

At June 30, 2005 the Portfolio held the following forward foreign currency exchange contracts

                               LOCAL
                             PRINCIPAL       CONTRACT        VALUE AT        USD AMOUNT     UNREALIZED
CONTRACTS TO DELIVER           AMOUNT       VALUE DATE     JUNE 30, 2005     TO RECEIVE        GAIN
-------------------------------------------------------------------------------------------------------
Euro                          296,000        9/21/2005       $359,413         $360,275         $862
                                                             ========         ========         ====
TOTAL

At June 30, 2005, the Fund held the following open swap contracts:

DESCRIPTION                                                    EXPIRATION DATE     NOTIONAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch, dated 7/14/2004
to receive 1.60% per year times the notional amount.
The Fund makes payment, of the notional amount times the
difference between the par value and the then-market of
Georgia Pacific Corp., 8.125% due 5/15/2011, only upon
a credit event by Georgia Pacific Corp.                           6/20/2009          420,000 USD       $  6,053

Agreement with Merrill Lynch, dated 7/14/04
to pay 0.77% per year times the notional amount. The
Fund receives payment, of the notional amount times the
difference between the par value and the then-market
value of Mead Westvaco Corp., 6.85% due 4/01/2012,
only upon a credit event by Mead Westvaco Corp.                   6/20/2009          420,000 USD         (1,852)
                                                                                                       --------

Total Swap Value                                                                                       $  4,201
                                                                                                       ========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $2,086,589 (Note 7))
    Unaffiliated issuers, at value (Note 1A) (cost $19,754,594)                                  $20,395,527
    Affiliated issuers, at value (Note 1A) (cost $4,018,851 (Note 1H)                              4,018,851
  Swap contracts, at value (Note 6)                                                                    6,053
  Unrealized appreciation on forward currency exchange contracts (Note 6)                                862
  Interest and dividends receivable                                                                  337,171
  Prepaid expenses                                                                                     6,425
                                                                                                 -----------
      Total assets                                                                                24,764,889

LIABILITIES
 Liability for securities on loan (Note 7)                                        $2,135,540
 Payable for investments purchased                                                 1,926,528
 Swap contracts, at value (Note 6)                                                     1,852
 Accrued accounting, administration, custody
        and transfer agent fees (Note 2)                                              18,830
 Accrued trustees' fees and expenses (Note 2)                                          2,794
 Accrued expenses and other liabilities                                               24,221
                                                                                  ----------
      Total liabilities                                                                            4,109,765
                                                                                                 -----------
NET ASSETS                                                                                       $20,655,124
                                                                                                 ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                $36,213,342
  Accumulated net realized loss                                                                  16,196,406)
  Distributions in excess of net investment income                                                   (7,646)
  Net unrealized appreciation                                                                        645,834
                                                                                                 -----------
TOTAL NET ASSETS                                                                                 $20,655,124
                                                                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                          1,207,093
                                                                                                 ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                     $17.11
                                                                                                 ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                 $586,935
  Interest income from affiliated investments (Note 1H)                                             11,796
  Security lending income (Note 7)                                                                   4,621
  Dividend income                                                                                   12,607
                                                                                                  --------
    Total investment income                                                                        615,959

EXPENSES
 Investment advisory fee (Note 2)                                                $   33,758
 Accounting, administration, custody, and transfer agent fees (Note 2)               40,189
 Professional fees                                                                   26,071
 Registration fees                                                                    4,810
 Trustees' fees and expenses (Note 2)                                                 2,787
 Insurance expense                                                                    4,413
 Miscellaneous expenses                                                               2,247
                                                                                 ----------
    Total expenses                                                                  114,275

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                         (33,758)
 Reimbursement of Fund operating expenses (Note 2)                                  (72,077)
                                                                                 ----------
    Total expense deductions                                                       (105,835)
                                                                                 ----------
      Net expenses                                                                                   8,440
                                                                                                  --------
        Net investment income                                                                      607,519
                                                                                                  --------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                         (112,010)
    Foreign currency transactions and forward currency exchange contracts            29,421
    Swap transactions                                                                 5,130
                                                                                 ----------
      Net realized gain (loss)                                                                    (77,459)
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                         (313,018)
    Foreign currency transactions and forward currency exchange contracts             6,015
    Swap transactions                                                                 (516)
                                                                                 ----------
      Change in net unrealized appreciation (depreciation)                                        (307,519)
                                                                                                  ---------
    Net realized and unrealized gain (loss) on investments                                        (384,978)
                                                                                                  ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                        $222,541
                                                                                                  =========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED          FOR THE
                                                                                    JUNE 30, 2005           YEAR ENDED
                                                                                     (UNAUDITED)        DECEMBER 31, 2004
                                                                                   ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income                                                             $    607,519          $  2,632,850
  Net realized gain (loss)                                                               (77,459)            2,633,830
  Change in net unrealized appreciation (depreciation)                                  (307,519)           (1,788,291)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                                  222,541             3,478,389
                                                                                    ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                                            (649,705)           (2,893,284)
                                                                                    ------------          ------------
  Total distributions to shareholders                                                   (649,705)           (2,893,284)
                                                                                    ------------          ------------

FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                     6,816,232             1,609,132
  Value of shares issued to shareholders in reinvestment of distributions                434,079             1,369,851
  Cost of shares redeemed                                                             (4,022,296)          (27,553,173)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions                   3,228,015           (24,574,190)
                                                                                    ------------          ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                2,800,851           (23,989,085)

NET ASSETS
  At beginning of period                                                              17,854,273            41,843,358
                                                                                    ------------          ------------
  At end of period (including distributions in
    excess of  net investment income of $7,646 and
    undistributed net investment income of $34,540)                                 $ 20,655,124          $ 17,854,273
                                                                                    ============          ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                  FOR THE PERIOD
                                                     FOR THE                                                       APRIL 2, 2001
                                                SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,                (COMMENCEMENT
                                                  JUNE 30, 2005    ----------------------------------------      OF OPERATIONS) TO
                                                   (UNAUDITED)       2004            2003             2002       DECEMBER 31, 2001
                                                ----------------   --------        --------         --------    ------------------
Net Asset Value, Beginning of the year               $  17.47      $  17.64        $  15.72         $  16.36         $  20.00
                                                     --------      --------        --------         --------         --------
FROM INVESTMENT OPERATIONS:
   Net investment income (* (a))                         0.62          1.38            1.36             1.41             1.34
   Net realized and unrealized gain
      (loss) on investments                             (0.38)         0.47            1.97            (0.46)           (1.93)
                                                     --------      --------        --------         --------         --------
Total from investment operations                         0.24          1.85            3.33             0.95            (0.59)
                                                     --------      --------        --------         --------         --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                           (0.60)        (2.02)          (1.41)           (1.58)           (2.98)
   From tax return of capital                               -             -               -            (0.01)           (0.07)
                                                     --------      --------        --------         --------         --------
Total distributions to shareholders                     (0.60)        (2.02)          (1.41)           (1.59)           (3.05)
                                                     --------      --------        --------         --------         --------
NET ASSET VALUE, END OF YEAR                         $  17.11      $  17.47        $  17.64         $  15.72         $  16.36
                                                     ========      ========        ========         ========         ========
TOTAL RETURN (B)                                         1.39%(c)     10.85%          21.77%            6.07%           (2.91%)(c)

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets) (*)            0.10%(d)      0.10%           0.10%            0.10%            0.10%(d)
   Net Investment Income (to average
        daily net assets) (*)                            7.19%(d)      7.57%           8.00%            8.78%            9.46%(d)
   Portfolio Turnover                                      30%(c)        36%            133%             121%             191%(c)
   Net Assets, End of Year (000's omitted)           $ 20,655      $ 17,854        $ 41,843         $ 39,032         $ 46,193

-------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share (a)       $ 0.51        $ 1.25    $ 1.22    $ 1.31    $ 1.28
     Ratios (to average daily net assets):
        Expenses                                 1.35%(d)      0.83%     0.91%     0.73%     0.54%(d)
        Net investment income                    5.94%(d)      6.84%     7.19%     8.15%     9.02%(d)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of fee waivers and expense limitations.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Opportunistic High Yield Bond Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consistent with preserving principal, primarily through the generation of current income and, to a lesser extent, capital appreciation by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. FOREIGN CURRENCY TRANSACTIONS

     The Fund keeps its books and records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates at the valuation date. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     E. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     F. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary by Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.10% of the Fund's average daily net assets for the period ended June 30, 2005. Pursuant to this agreement, for the period ended June 30, 2005, Standish Mellon collectively and voluntarily waived its investment advisory fee in the amount of $33,758 and reimbursed the Fund for $72,077 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $4,653 during the period ended June 30, 2005.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $31,781 during the period ended June 30, 2005.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust will pay for a portion of the salary of the Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2005 were as follows:

                                            PURCHASES          SALES
                                          ------------      ------------
     Investments (non-U.S.
        Government Securities)            $  5,732,339      $  4,883,482
                                          ============      ============

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                       FOR THE
                                                    SIX MONTHS ENDED    FOR THE
                                                     JUNE 30,2005      YEAR ENDED
                                                      (UNAUDITED)   DECEMBER 31, 2004
                                                      -----------   -----------------
     Shares sold                                         392,928           91,564
        Shares issued to shareholders
          reinvestment of distributions declared          25,275           78,037
        Shares redeemed                                 (233,327)      (1,519,183)
                                                      ----------       ----------
        Net increase (decrease)                          184,876       (1,349,582)
                                                      ==========       ==========

     At June 30, 2005, four shareholders of record held approximately 73% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund did not collect any redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of June 30, 2005, was as follows:

                  Aggregate cost                               $ 23,773,445
                                                               ============
                  Unrealized appreciation                      $    814,435
                  Unrealized depreciation                          (173,502)
                                                               ============
                  Net unrealized appreciation (depreciation)   $    640,933
                                                               ============

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2005, the Fund did not hold any option positions.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2005, the Fund held forward currency exchange contracts. See Schedule of Investments for further details.

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2005, the Fund did not hold any futures contracts.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     SWAP AGREEMENTS

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2005, the Fund held swap contracts. See Schedule of Investments for further details.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2005 resulting in security lending income of $4,621. At June 30, 2005, the Fund had securities worth $2,086,589 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2005, the Fund did not hold any delayed delivery transactions.

(9)  CONCENTRATION OF RISK:

     The Fund invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Fund's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(10) LINE OF CREDIT:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, a facility fee of $127 was allocated to the Fund.

     During the period ended June 30, 2005, the Fund had average borrowings outstanding of $334,000 on a total of two days and incurred $53 of interest expense.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None            $385
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None            $419
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None            $385
c/o Harvard University                    9/13/1989         Professor of Political
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None            $385
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35


INTERESTED TRUSTEES

Patrick J. Sheppard    Trustee, President   Since 2003      President and Chief            30             None            $0
Mellon Institutional        and Chief                       Operating Officer of
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                                                    TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional Asset
Asset Management                                                                Management; formerly Shareholder Representative,
One Boston Place                                                                Standish Mellon Asset Management Company LLC
Boston, MA 02108
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional Asset
Mellon Institutional              Compliance                                    Management and Chief Compliance Officer,
Asset Management                    Officer                                     Mellon Funds Distributor; formerly Director,
One Boston Place                                                                Blackrock, Inc., Senior Vice President, State Stree
Boston, MA 02108                                                                Research & Management Company ("SSRM"),
4/8/57                                                                          Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0949SA0605

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Semiannual Report                  STANDISH MELLON
                                   OPPORTUNISTIC EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                     SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                       BEGINNING          ENDING       DURING PERIOD(+)
                                      ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2005 TO
                                     JANUARY 1, 2005   JUNE 30, 2005    JUNE 30, 2005
------------------------------------------------------------------------------------
Actual                                $   1,000.00     $   1,063.50       $   1.53
Hypothetical (5% return
  per year before expenses)           $   1,000.00     $   1,023.31       $   1.51

-----------
(+) Expenses are equal to the Fund's annualized expense ratio of .30%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).The Example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

              PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  PERCENTAGE OF
     TOP TEN HOLDINGS(*)                                         RATE             MATURITY         NET ASSETS
     ----------------------------------------------------------------------------------------------------------
     Russian Federation                                          5.000             3/31/2030          10.8%
     Republic of Brazil                                          2.063             4/15/2012           4.0
     Republic of Turkey                                         11.750             6/15/2010           2.7
     Pemex Project Funding Master Trust                          8.625              2/1/2022           2.7
     Republic of Brazil                                         11.000             8/17/2040           2.6
     Republic of Turkey                                         11.875             1/15/2030           2.4
     Petroliam Nasional Berhad 144A                              7.750             8/15/2015           2.4
     Republic of Venezuela                                       9.250             9/15/2027           2.3
     Republic of Brazil                                         10.125             5/15/2027           2.3
     Russian Federation                                         12.750             6/24/2028           2.0
                                                                                                   -------
                                                                                                      34.2%

     (*)    Excluding short-term investments and investment of cash collateral.

                                      PERCENTAGE OF
     GEOGRAPHIC REGION                 INVESTMENTS
     --------------------------------------------
     Latin America                         58.0%
     Europe, Middle East & Africa          29.5
     Asia                                   8.4
     Cash & Equivalents                     4.1
                                       --------
                                         100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               Par         Value
Security Description                                                   Rate       Maturity                     Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--96.9%

BONDS AND NOTES--94.7%

CORPORATE--9.8%
Consumer Goods--1.4%
Argentine Beverages Finance 144A                                        7.375%    3/22/2012         USD        30,000   $   30,525
Celulosa Arauco Constitu 144A                                           5.625     4/20/2015                    70,000       71,478
                                                                                                                        ----------
                                                                                                                           102,003
                                                                                                                        ----------

ENERGY--8.4%
Morgan Stanley Bank AG for OAO Gazprom 144A                             9.625      3/1/2013                    75,000       91,969
Pemex Project Funding Master Trust                                      7.375    12/15/2014                    25,000       28,038
Pemex Project Funding Master Trust                                      8.625      2/1/2022                   155,000      191,038
Pemex Project Funding Master Trust 144A (a)                             4.710     6/15/2010                    95,000       97,993
Petroliam Nasional Berhad 144A                                          7.750     8/15/2015                   140,000      173,298
Salomon Brothers AF for Tyumen Oil Co.                                 11.000     11/6/2007                    20,000       22,138
                                                                                                                        ----------
                                                                                                                           604,474
                                                                                                                        ----------
Total Corporate (Cost $671,955)                                                                                            706,477
                                                                                                                        ----------

SOVEREIGN BONDS--79.9%
Argentina Bonos (a)*                                                    1.162      8/3/2012                   145,000      131,080
Banco Nacional de Comercio Exterior SNC 144A                            3.875     1/21/2009                   140,000      135,800
Dominican Republic 144A                                                 9.500     9/27/2011                    45,000       48,150
Egyptian Treasury Bill 144A                                             7.500      8/4/2005                    50,000       50,790
Nigeria Promissory Notes Series RC                                      5.092      1/5/2010                   265,000       84,800
Republic of Argentina                                                   2.000      1/3/2010                   170,000       98,141
Republic of Argentina(*)                                                8.280    12/31/2033                   126,418      116,368
Republic of Brazil                                                     14.500    10/15/2009                    50,000       65,000
Republic of Brazil                                                     14.500    10/15/2009                    55,000       71,500
Republic of Brazil                                                     11.000     1/11/2012                   100,000      119,250
Republic of Brazil                                                     10.500     7/14/2014                    55,000       65,175
Republic of Brazil                                                      8.750      2/4/2025                    70,000       71,960
Republic of Brazil                                                     10.125     5/15/2027                   140,000      162,190
Republic of Brazil                                                     10.125     5/15/2027                    75,000       86,663
Republic of Brazil                                                      8.250     1/20/2034                    90,000       87,840
Republic of Brazil                                                     11.000     8/17/2040                   155,000      186,233
Republic of Brazil (a)                                                  2.063     4/15/2012                   300,591      289,131
Republic of Colombia                                                   10.500      7/9/2010                    65,000       77,285
Republic of Colombia                                                   10.000     1/23/2012                    25,000       29,150
Republic of Colombia                                                   10.750     1/15/2013                    40,000       48,700
Republic of Colombia                                                    8.125     5/21/2024                    60,000       59,700
Republic of Ecuador                                                     7.000     8/15/2030                    45,000       37,800
Republic of Ecuador 144A                                                8.000     8/15/2030                    30,000       25,200
Republic of El Salvador                                                 8.250     4/10/2032                    30,000       31,950
Republic of El Salvador 144A                                            8.500     7/25/2011                    20,000       23,100
Republic of El Salvador 144A                                            7.650     6/15/2035                    80,000       79,600

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (CONTINUED)
Republic of Indonesia                                                   7.250%    4/20/2015         USD        85,000  $     86,063
Republic of Panama                                                      8.875     9/30/2027                   110,000      131,175
Republic of Peru                                                        9.875      2/6/2015                    60,000       74,250
Republic of Peru                                                        8.750    11/21/2033                    40,000       45,100
Republic of Philippines                                                 8.375     2/15/2011                    65,000       67,275
Republic of Philippines                                                 9.375     1/18/2017                   125,000      133,750
Republic of Philippines                                                10.625     3/16/2025                   120,000      134,244
Republic of Serbia                                                      3.750     11/1/2024                    95,000       81,700
Republic of South Africa                                                9.125     5/19/2009                    55,000       63,869
Republic of South Africa                                                7.375     4/25/2012                    85,000       97,750
Republic of Turkey                                                     11.750     6/15/2010                   155,000      192,200
Republic of Turkey                                                      9.000     6/30/2011                    45,000       51,075
Republic of Turkey                                                     11.500     1/23/2012                    45,000       57,488
Republic of Turkey                                                     11.875     1/15/2030                   120,000      173,550
Republic of Turkey                                                     11.875     1/15/2030                    18,000       25,988
Republic of Uruguay                                                     7.500     3/15/2015                    70,000       68,600
Republic of Venezuela                                                   5.375      8/7/2010                    55,000       51,150
Republic of Venezuela                                                  10.750     9/19/2013                    30,000       35,115
Republic of Venezuela                                                   7.650     4/21/2025                    90,000       81,000
Republic of Venezuela(*)                                                9.250     9/15/2027                   160,000      167,760
Republic of Venezuela (a)                                               2.150     4/20/2011                   110,000      100,375
Russian Federation                                                     12.750     6/24/2028                    80,000      144,800
Russian Federation                                                      5.000     3/31/2030                   695,000      778,400
Russian Ministry of Finance                                             3.000     5/14/2008                    85,000       80,219
United Mexican States                                                   9.875      2/1/2010                    60,000       72,510
United Mexican States                                                   7.500     1/14/2012                    50,000       56,700
United Mexican States                                                   6.375     1/16/2013                    90,000       96,390
United Mexican States                                                   8.125    12/30/2019                   115,000      141,278
United Mexican States                                                   7.500      4/8/2033                    64,000       73,920
United Mexican States                                                   6.750     9/27/2034                    90,000       95,625
                                                                                                                        ----------
Total Sovereign Bonds (Cost $5,422,453)                                                                                  5,741,875
                                                                                                                        ----------

YANKEE BONDS--4.0%
Braskem Sa 144A                                                        12.500     11/5/2008                    45,000       52,819
Naftogaz Ukrainy                                                        8.125     9/30/2009                   100,000      105,250
Telefonos De Mexico, S.A. 144A                                          4.750     1/27/2010                   130,000      129,826
                                                                                                                        ----------
Total Yankee (Cost $288,824)                                                                                               287,895
                                                                                                                        ----------

FOREIGN DENOMINATED--1.0%

MEXICO--1.0%
Mexican Fixed Rate Bonds (Cost $76,669)                                 8.000    12/19/2013         MXN       825,000       70,772
                                                                                                                        ----------
TOTAL BONDS AND NOTES (Cost $6,459,901)                                                                                  6,807,019
                                                                                                                        ----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                           VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                     SHARES     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL--2.2%
BlackRock Cash Strategies L.L.C.(*) (Cost $161,229)                                                           161,229  $   161,229
                                                                                                                       -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $6,621,130)                                                                         6,968,248
                                                                                                                       -----------

AFFILIATED INVESTMENTS--2.7%
Dreyfus Institutional Preferred Plus Money Market Fund (+) (Cost $189,761)                                    189,761      189,761
                                                                                                                       -----------

TOTAL INVESTMENTS--99.6% (COST $6,810,891)                                                                               7,158,009
OTHER ASSETS, LESS LIABILITIES-0.4%                                                                                         25,416
                                                                                                                       -----------
NET ASSETS--100.0%                                                                                                      $7,183,425
                                                                                                                        ==========

Notes to Schedule of Investments:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
(a)  Variable Rate Security; rate indicated as of 6/30/05.
MXN--Mexican Peso
(*) Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
(+)  Affiliated institutional money market fund.

At June 30, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT           USD AMOUNT            UNREALIZED
CONTRACTS TO DELIVER                      AMOUNT           VALUE DATE        JUNE 30, 2005       TO RECEIVE             GAIN/LOSS
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                            415,000          1/17/2006           $ 164,779          $ 150,794           $ (13,985)
Brazilian Real                            420,000          2/22/2006             164,853            139,279             (25,574)
                                                                               ---------          ---------           ---------
Total                                                                          $ 329,632          $ 290,073           $ (39,559)
                                                                               =========          =========           =========

                                          LOCAL
                                        PRINCIPAL          CONTRACT             VALUE AT          USD AMOUNT           UNREALIZED
CONTRACTS TO RECEIVE                      AMOUNT           VALUE DATE         JUNE 30, 2005       TO DELIVER            GAIN/LOSS
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                            150,000          9/21/2005           $  62,117          $  58,708            $   3,409
Brazilian Real                            415,000          1/17/2006             164,778            134,697               30,081
Brazilian Real                            420,000          2/22/2006             164,852            143,296               21,556
Malaysian Ringgit                         350,000           8/4/2005              92,182             92,777                (595)
Philippines Peso                        2,880,000          9/21/2005              51,352             51,475                (123)
Hryvna                                    475,000         11/30/2005              95,485             94,153                1,332
                                                                               ---------          ---------            ---------
Total                                                                          $ 630,766          $ 575,106            $  55,660
                                                                               =========          =========            =========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Fund held the following open swap contracts:

DESCRIPTION                                                      EXPIRATION DATE          NOTIONAL AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Bear Stearns, dated 11/17/2004 to receive
the notional amount multiplied by 3.90700% and to pay the
notional amount multiplied by the 3 month LIBOR.                    11/19/2009                110,000 USD               ($254)

Agreement with Bear Stearns, dated 11/17/2004 to receive
2.84% per year times the notional amount. The Fund makes
payment, of the notional amount times the difference between the par value and the then-market market value of Ukraine
Government, 7.65% due 6/11/13, only upon a credit event
by Ukraine Government.                                              12/20/2009                110,000 USD                3,773

Agreement with Bear Stearns, dated 6/14/2005 to receive
2.70% per year times the notional amount. The Fund makes
payment, of the notional amount times the difference between the par value and the then-market value of The Republic of
Argentina, 8.28% due 12/31/2033, only upon a credit
event by The Republic of Argentina.                                  6/20/2008                164,000 USD                  857
                                                                                                                        ------
Total Swap Value                                                                                                        $4,376
                                                                                                                        ======

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $156,079 (Note 7))
    Unaffiliated issuers, at value (Note 1A) (cost $6,621,130)                                                      $6,968,248
    Affiliated issuers, at value (Note 1A) (cost $189,761) (Note 1H)                                                   189,761
  Foreign currency (cost $460)                                                                                             460
  Receivable for securities sold                                                                                       105,111
  Interest and dividends receivable                                                                                    122,047
  Unrealized appreciation on forward currency exchange contracts (Note 6)                                               56,378
  Swap contracts, at value (Note 6)                                                                                      4,630
  Prepaid expenses                                                                                                       3,154
                                                                                                                    ----------
  Total assets                                                                                                       7,449,789

LIABILITIES
 Collateral for securities on loan (Note 7)                                                  $   161,229
 Payable for securities purchased                                                                 24,740
 Unrealized depreciation on forward currency exchange contracts (Note 6)                          40,277
 Accrued accounting, administration, custody and transfer agent fees (Note 2)                     15,019
 Accrued professional fees                                                                        23,380
 Swap contracts, at value (Note 6)                                                                   254
 Accrued trustees' fees and expenses (Note 2)                                                      1,465
                                                                                              ----------
  Total liabilities                                                                                                    266,364
                                                                                                                    ----------
NET ASSETS                                                                                                          $7,183,425
                                                                                                                    ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                   $6,489,327
  Accumulated net realized gain                                                                                        317,021
  Undistributed net investment income                                                                                    9,483
  Net unrealized appreciation                                                                                          367,594
                                                                                                                    ----------
TOTAL NET ASSETS                                                                                                    $7,183,425
                                                                                                                    ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                              352,891
                                                                                                                    ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                   $    20.36
                                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                                   $  262,680
  Interest income from affiliated investments (Note 1H)                                                                  2,406
  Securitity lending income (Note 7)                                                                                     4,912
                                                                                                                    ----------
    Total investment income                                                                                            269,998

EXPENSES
 Investment advisory fee (Note 2)                                                             $   20,226
 Accounting, administration, custody, and transfer agent fees (Note 2)   28,299
 Professional fees                                                                                25,656
 Registration fees                                                                                 3,087
 Trustees' fees and expenses (Note 2)                                                              1,776
 Insurance expense                                                                                 2,603
 Miscellaneous expenses                                                                            1,958
                                                                                              ----------
    Total expenses                                                                                83,605

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                      (20,226)
 Reimbursement of Fund operating expenses (Note 2)                                               (51,244)
                                                                                              ----------
    Total expense deductions                                                                     (71,470)
                                                                                              ----------
      Net expenses                                                                                                      12,135
                                                                                                                    ----------
        Net investment income                                                                                          257,863
                                                                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                        370,228
    Futures contracts                                                                              9,607
    Foreign currency transactions and forward currency exchange contracts                         20,260
    Swap transactions                                                                             (2,998)
                                                                                              ----------
      Net realized gain (loss)                                                                                         397,097
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                      (305,936)
    Futures contracts                                                                              4,733
    Swap transactions                                                                                278
    Foreign currency transactions and forward currency exchange contracts                         13,963
                                                                                              ----------
      Change in net unrealized appreciation (depreciation)                                                           (286,962)
                                                                                                                    ----------
    Net realized and unrealized gain (loss) on investments                                                             110,135
                                                                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $  367,998
                                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE
                                                                                 SIX MONTHS ENDED            FOR THE
                                                                                   JUNE 30, 2005           YEAR ENDED
                                                                                    (UNAUDITED)         DECEMBER 31, 2004
                                                                                    ------------        -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income                                                             $    257,863          $  1,148,795
  Net realized gain (loss)                                                               397,097               618,467
  Change in net unrealized appreciation (depreciation)                                 (286,962)               111,845
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                                  367,998             1,879,107
                                                                                    ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                                           (232,315)           (1,054,097)
  From net realized gains on investments                                               (275,754)             (668,039)
                                                                                    ------------          ------------
  Total distributions to shareholders                                                  (508,069)           (1,722,136)
                                                                                    ------------          ------------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                     2,725,688             3,011,075
  Value of shares issued to shareholders in reinvestment of distributions                428,715             1,122,390
  Cost of shares redeemed                                                            (6,833,029)           (9,520,626)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions                 (3,678,626)           (5,387,161)
                                                                                    ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (3,818,697)           (5,230,190)
  NET ASSETS
  At beginning of period                                                              11,002,122            16,232,312
                                                                                    ------------          ------------
  At end of period (including undistributed net investment income of $9,483 and
    distributions in excess of net investment income of $16,065)                    $  7,183,425          $ 11,002,122
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                 FOR THE PERIOD
                                                       FOR THE                                                   MARCH 26, 2001
                                                   SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,            (COMMENCEMENT
                                                    JUNE 30, 2005    ----------------------------------------   OF OPERATIONS) TO
                                                     (UNAUDITED)       2004            2003            2002     DECEMBER 31, 2001
                                                     -----------     --------        --------        --------   -----------------
NET ASSET VALUE, BEGINNING OF YEAR                     $  20.37      $  20.81        $  18.39        $  17.67        $  20.00
                                                       --------      --------        --------        --------        --------
FROM OPERATIONS:
   Net investment income(*) (a)                            0.64          1.56            1.61            1.59            1.58
   Net realized and unrealized gain
      (loss) on investments                                0.60          0.72            3.59            0.65            0.10
                                                       --------      --------        --------        --------        --------
Total from operations                                      1.24          2.28            5.20            2.24            1.68
                                                       --------      --------        --------        --------        --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                             (0.60)        (1.53)          (1.32)          (1.52)          (3.90)
   From net realized gain on investments                  (0.65)        (1.19)          (1.46)             --              --
   From tax return of capital                                --            --              --              --           (0.11)
                                                       --------      --------        --------        --------        --------
Total distributions to shareholders                       (1.25)        (2.72)          (2.78)          (1.52)          (4.01)
                                                       --------      --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR                           $  20.36      $  20.37        $  20.81        $  18.39        $  17.67
                                                       ========      ========        ========        ========        ========
Total Return (b)                                           6.35%(c)     11.54%          28.82%          13.20%           8.94%(c)
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(*)               0.30%(d)      0.30%           0.30%           0.30%           0.30%(d)
   Net Investment Income (to average
        daily net assets)(*)                               6.39%(d)      7.53%           7.64%           8.83%          10.33%(d)
   Portfolio Turnover                                        87%(c)       228%            224%            421%            505%(c)
   Net Assets, End of Year (000's omitted)             $  7,183      $ 11,002        $ 16,232        $  7,269        $  3,702

-------
(*) For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share(a)                $   0.46      $   1.37        $   1.26        $   1.23        $   1.34
     Ratios (to average daily net assets):
     Expenses (*)                                          2.07%(d)      1.23%           1.92%           2.31%           1.82%(d)
     Net investment income (*)                             4.62%(d)      6.60%           6.02%           6.82%           8.81%(d)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of fee waivers and expense limitations.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Opportunistic Emerging Markets Debt Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to generate a high total return through a combination of capital appreciation and income. The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by governments, companies and banks of emerging markets, as well as preferred stocks, warrants and tax-exempt bonds.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates at the valuation date. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     E. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     F. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.50% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for the period ended June 30, 2005. Pursuant to this agreement, for the period ended June 30, 2005, Standish Mellon voluntarily waived its investment advisory fee in the amount of $20,226 and reimbursed the Fund for $51,244 of other operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $3,978 during the period ended June 30, 2005.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $21,018 during the period ended June 30, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust will pay for a portion of the salary of the Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2005 were as follows:

                                            PURCHASES              SALES
                                           -----------          -----------
     Investments (non-U.S.
        Government Securities)             $ 6,863,464          $10,965,429
                                           ===========          ===========

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                            FOR THE
                                                                        SIX MONTHS ENDED                   FOR THE
                                                                          JUNE 30,2005                   YEAR ENDED
                                                                           (UNAUDITED)               DECEMBER 31, 2004
                                                                           -----------               -----------------
     Shares sold                                                               134,821                       158,814
        Shares issued to shareholders
          reinvestment of distributions declared                               21,946                         55,260
        Shares redeemed                                                       (343,898)                     (454,120)
                                                                            ----------                    ----------
        Net increase (decrease)                                               (187,131)                     (240,046)
                                                                            ==========                    ==========

     At June 30, 2005, four shareholders of record held approximately 87% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund did not collect any redemption fees.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of June 30, 2005, was as follows:

                  Aggregate cost                              $6,810,891
                                                              ----------
                  Unrealized appreciation                     $  370,748
                  Unrealized depreciation                        (23,630)
                                                              ==========
                  Net unrealized appreciation (depreciation)  $  347,118
                                                              ==========

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2005, the Fund did not hold option positions.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the

     Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2005, the Fund held open foreign currency exchange contracts. See Schedule of Investments for further details.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2005, the Fund held no financial futures contracts.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

      At June 30, 2005, the Fund held open swap contracts. See Schedule of Investments for further details.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2005 resulting in security lending income of $4,912. At June 30, 2005, the Fund had securities valued at $156,079 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(8)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2005, the Fund held open delayed delivery securities. See Schedule of Investments for further details.

(9)  LINE OF CREDIT:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, a facility fee of $99 was allocated to the Fund.

     During the period ended June 30, 2005, the Fund had average borrowings outstanding of $16,538 on a total of thirteen days and incurred $20 of interest expense.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None            $318
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None            $336
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None            $318
c/o Harvard University                    9/13/1989         Professor of Political
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None            $318
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003      President and Chief            30             None            $0
Mellon Institutional        and Chief                       Operating Officer of
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                                                    TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Management                                                                      Asset Management; formerly Shareholder
One Boston Place                                                                Representative, Standish Mellon
Boston, MA 02108                                                                Asset Management Company LLC
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional
Mellon Institutional              Compliance                                    Asset Management and Chief Compliance
Asset Management                    Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                Director, Blackrock, Inc., Senior Vice President,
Boston, MA 02108                                                                Research & Management Company ("SSRM"),
4/8/57                                                                          State Street Vice President, SSRM

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



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



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

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0947SA0605

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                  STANDISH MELLON
                                   INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http:
//melloninstitutionalfunds.com.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                     SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                     BEGINNING         ENDING       DURING PERIOD(+)
                                   ACCOUNT VALUE    ACCOUNT VALUE    JANUARY 1, 2005
                                  JANUARY 1, 2005   JUNE 30, 2005   TO JUNE 30, 2005
--------------------------------------------------------------------------------
Actual                             $   1,000.00     $   1,024.50        $   2.01
Hypothetical (5% return
  per year before expenses)        $   1,000.00     $   1,022.81        $   2.01

--------------
(+) Expenses are equal to the Fund's annualized expense ratio of .40%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     SUMMARY OF COMBINED RATINGS
     ---------------------------------------------------------------------------
                                   PERCENTAGE OF
     QUALITY BREAKDOWN              INVESTMENTS
     ---------------------------------------------------------------------------
     AAA and higher                    60.2%
     AA                                 5.9
     A                                 12.4
     BBB                               21.5
                                    -------
            TOTAL                     100.0%

     Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higer rating category.

                                                                                                PERCENTAGE OF
     TOP TEN HOLDINGS(*)                                          RATE             MATURITY       NET ASSETS
     ----------------------------------------------------------------------------------------------------------
     U.S. Treasury Note                                          3.625%             4/30/2007          6.1%
     FNMA (TBA)                                                  5.000              7/1/2035           5.4
     U.S. Treasury Note                                          3.375             9/15/2009           4.4
     FNMA (TBA)                                                  4.500              7/1/2020           3.2
     FNMA (TBA)                                                  5.500              7/1/2020           2.9
     FNMA (TBA)                                                  5.500              7/1/2035           2.8
     U.S. Treasury Bond                                          6.250             5/15/2030           2.3
     FNMA (TBA)                                                  5.000              7/1/2020           2.0
     U.S. Treasury Note                                          3.375             2/28/2007           1.5
     FNMA                                                        5.500              2/1/2033           1.3
                                                                                                   -------
                                                                                                      31.9%

     *    Excluding short-term investments and investment of cash collateral.


                                    PERCENTAGE OF
     ECONOMIC SECTOR ALLOCATION      INVESTMENTS
     ---------------------------------------------------------------------------
     Treasury/Agency                   26.2%
     Mortgage pass thru                27.7
     Credit                            30.8
     ABS/CMO/CMBS                      15.3
                                    -------
                                      100.0%

     The Fund is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                           RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--133.9%

BONDS AND NOTES--114.2%

ASSET BACKED--21.2%
Accredited Mortgage Loan Trust 2005-1 A2A (a)                                 3.414%      4/25/2035    $  106,031    $    106,050
Accredited Mortgage Loan Trust 2005-2 A2A (a)                                 3.414       7/25/2035       122,681         122,643
ACE Securities Corp. 2005-HE1 A2A (a)                                         3.434       2/25/2035       103,215         103,222
Ameriquest Mortgage Securities Inc. 2003-8 AF3                                4.370      10/25/2033       300,000         299,818
Banc of America Commercial Mortgage, Inc. 2005-2 A2                           4.247       7/10/2042       200,000         200,500
Bear Stearns Asset Backed Securities, Inc. 2005-HE2 1A1 (a)                   3.424       2/25/2035       126,313         126,339
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)                   3.394       3/25/2035        87,287          87,299
Capital One Multi-Asset Execution Trust 2002-B1 B1 (a)                        3.900       7/15/2008       625,000         625,420
Capital One Multi-Asset Execution Trust 2004-C1 C1                            3.400      11/16/2009       260,000         256,947
Capital One Prime Auto Receivables Trust 2004-1 A3                            2.020      11/15/2007        42,697          42,352
Centex Home Equity 2004-B AF2                                                 2.375      12/25/2021       150,000         148,806
Centex Home Equity Co. LLC 2004-2 A1 (a)                                      3.484       1/25/2025       139,505         139,521
Chase Credit Card Master Trust 2000-3 A (a)                                   3.350       1/15/2008       270,000         270,072
Chase Credit Card Master Trust 2002-6 B (a)                                   3.570       1/15/2008       250,000         250,077
Chase Credit Card Master Trust 2002-8 A (a)                                   3.280       3/17/2008       215,000         215,054
Chase Funding Loan Acquisition Trust (a)                                      3.494       9/25/2013        18,770          18,771
Chase Manhattan Auto Owner Trust 2003-A A3                                    1.520       5/15/2007       481,850         479,055
Chase Manhattan Auto Owner Trust 2003-C CTFS                                  2.780       6/15/2010       275,000         271,357
Citibank Credit Card Issuance Trust 2001-C3 C3                                6.650       5/15/2008       325,000         332,377
Citigroup Mortgage Loan Trust, Inc. 2005-OPT3 A1A (a)                         3.306       7/25/2035       100,000         100,000
Countrywide Alternative Loan Trust 2005-J4 2A1B                               3.434       7/25/2035       169,065         169,065
Countrywide Asset-Backed Certificates 2004-10 2AV1 (a)                        3.474       9/25/2023        88,111          88,123
Countrywide Asset-Backed Certificates 2004-14 A1 (a)                          3.454       6/25/2035       183,616         183,663
Countrywide Asset-Backed Certificates 2005-2 2A1 (a)                          3.404       8/25/2035       131,307         131,315
Ford Credit Auto Owner Trust 2002-B A4                                        4.750       8/15/2006       129,079         129,312
Ford Credit Auto Owner Trust 2005-B B                                         4.640       4/15/2010       155,000         156,490
Fremont Home Loan Trust 2005-1 2A1 (a)                                        3.414       6/25/2035       150,653         150,742
Green Tree Financial Corp. 1994-7 M1                                          9.250       3/15/2020       125,000         133,976
Home Equity Asset Trust 2005-5 2A1 (a)                                        3.510      11/25/2035       225,000         225,000
Hyundai Auto Receivables Trust 2004-A B                                       3.460       8/15/2011       275,000         270,980
Mach One Trust 2004-1A A1 144A                                                3.890       5/28/2040       179,456         177,318
MBNA Credit Card Master Note Trust 2001-C3 C3                                 6.550      12/15/2008       225,000         230,812
Merrill Lynch Mortgage Investors, Inc. 2005-NC1 A2A (a)                       3.424      10/25/2035        76,834          76,848
Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 A2A (a)                      3.414       9/25/2035       135,824         135,858
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                                3.394       2/25/2035       107,310         107,308
Morgan Stanley Home Equity Loans 2005-2 A2A (a)                               3.404       5/25/2035        97,869          97,794
Nomura Asset Acceptance Corp. 2005-AP2 A5 (a)                                 4.976       5/25/2035       125,000         126,602
Nomura Asset Acceptance Corp. 2005-WF1 2A5                                    5.159       3/25/2035       125,000         126,968
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                                3.454       2/25/2035        82,730          82,729
Option One Mortgage Loan Trust 2004-3 A2 (a)                                  3.464      11/25/2034        92,853          92,860
Origen Manufactured Housing 2005-A A1                                         4.060       7/15/2013       237,265         237,015
Residential Asset Mortgage Products, Inc 2005-RS2 AII1 (a)                    3.424       2/25/2035        76,805          76,831
Residential Asset Mortgage Products, Inc. 2003-RS11 AI2                       3.047       3/25/2025        14,735          14,699
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1                        5.800      10/25/2033       113,000         114,506
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)                    3.414       3/25/2035       240,958         240,992
Residential Asset Mortgage Products, Inc., 2004-RS8 AI2                       3.810       1/25/2026       315,000         313,521

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                          RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED (CONTINUED)
Residential Asset Securities Corp. 2004-KS10 AI1 (a)                          3.484%     10/25/2013    $  116,139    $    116,168
Residential Asset Securities Corp.2005-EMX1 AI1 (a)                           3.414       3/25/2035       130,009         130,027
Specialty Underwriting & Residential Finance (a)                              3.464      10/25/2035       224,448         224,491
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a)                 3.424      12/25/2035       107,836         107,843
Structured Adjustable Rate Mortgage Loan 2005-8XS A1 (a)                      3.414       4/25/2035       115,584         115,584
USAA Auto Owner Trust 2004-1 A3                                               2.060       4/15/2008       300,000         296,213
Washington Mutual 2003-AR10 A5                                                4.078      10/25/2033       325,000         322,344
Washington Mutual 2004-AR7 A6                                                 3.955       7/25/2034       300,000         296,454
Washington Mutual 2004-AR9 A7                                                 4.211       8/25/2034       210,000         209,760
Washington Mutual 2005-AR4 A4B                                                4.684       4/25/2035       250,000         250,352
WFS Financial Owner Trust 2004-3 B                                            3.510       2/17/2012       129,632         128,058
WFS Financial Owner Trust 2004-1 D                                            3.170       8/22/2011       192,398         190,775
WFS Financial Owner Trust 2003-3 A4                                           3.250       5/20/2011       275,000         272,112
WFS Financial Owner Trust 2004-4 C                                            3.210       5/17/2012       209,276         206,892
WFS Financial Owner Trust 2005-2 B                                            4.570      11/19/2012       250,000         253,021
Whole Auto Loan Trust 2003-1 C                                                3.130       3/15/2010       132,470         131,337
                                                                                                                     ------------
Total Asset Backed (Cost $11,389,993)                                                                                  11,338,438
                                                                                                                     ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--7.8%
Crown Castle Towers LLC, 2005-1A D 144A                                       5.612       6/15/2035        45,000          45,181
Fannie Mae Grantor Trust 2001-T6 B                                            6.088       5/25/2011       340,000         371,556
GNMA                                                                          1.588       3/16/2006       200,000         199,000
GNMA                                                                          3.328       3/16/2019       100,000         100,000
GNMA 2003-48 AC                                                               2.712       2/16/2020       231,676         224,483
GNMA 2003-72 A                                                                3.206       4/16/2018       130,966         128,289
GNMA 2003-88 AC                                                               2.914       6/16/2018       134,739         130,860
GNMA 2003-96 B                                                                3.607       8/16/2018       310,000         304,793
GNMA 2004-12A                                                                 3.110       1/16/2019       276,027         267,722
GNMA 2004-25 AC                                                               3.377       1/16/2023       275,000         268,344
GNMA 2004-43 A                                                                2.822      12/16/2019       278,150         269,124
GNMA 2004-51 A                                                                4.145       2/16/2018       261,782         260,610
GNMA 2004-57 A                                                                3.022       1/16/2019       143,450         139,512
GNMA 2004-67 A                                                                3.648       9/16/2017       287,104         283,119
GNMA 2004-77 A                                                                3.402       3/16/2020       240,125         234,893
GNMA 2004-97 AB                                                               3.084       4/16/2022       269,294         261,040
GNMA 2005-12 A                                                                4.044       5/16/2021        90,374          89,799
GNMA 2005-14 A                                                                4.130       2/16/2027       297,205         295,051
GNMA 2005-32 B                                                                4.385       8/16/2030       150,000         150,056
GNR 2005-29 A                                                                 4.016       7/16/2027       122,597         121,305
Structured Asset Mortgage Investments, Inc. 1998-2 B                          6.750       4/30/2030         2,566           2,552
                                                                                                                     ------------
Total Collateralized Mortgage Obligations (Cost $4,224,724)                                                             4,147,289
                                                                                                                     ------------

CORPORATE--25.8%

BANKING--3.6%
Amsouth Bank NA                                                               4.850        4/1/2013       125,000         127,331
CBA Capital Trust I 144A                                                      5.805       6/30/2015       125,000         132,429
City National Corp.                                                           5.125       2/15/2013       150,000         154,052
JPMorgan Chase & Co                                                           5.125       9/15/2014       290,000         296,656
Rabobank Capital Funding Trust III 144A                                       5.254      10/15/2049       170,000         174,376
Suntrust Capital II                                                           7.900       6/15/2027       265,000         290,225

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                          RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BANKING (CONTINUED)
US Bank NA (a)                                                                3.258%      9/29/2006    $  300,000    $    299,978
Wells Fargo & Co.(*)                                                          6.375        8/1/2011       135,000         149,273
Zions Bancorporation                                                          2.700        5/1/2006       145,000         143,508
Zions Bancorporation                                                          6.000       9/15/2015       160,000         174,457
                                                                                                                     ------------
                                                                                                                        1,942,285
                                                                                                                     ------------

BASIC MATERIALS--1.7%
Cabot Corp. 144A                                                              5.250        9/1/2013       165,000         168,238
Celulosa Arauco Constitu 144A                                                 5.625       4/20/2015        85,000          86,795
ICI Wilmington, Inc.                                                          4.375       12/1/2008        40,000          39,696
International Paper Co.                                                       5.300        4/1/2015       185,000         185,542
Lubrizol Corp.                                                                6.500       10/1/2034       200,000         220,787
Westvaco Corp.                                                                7.950       2/15/2031        85,000         109,213
Weyerhaeuser Co.                                                              7.375       3/15/2032        60,000          70,751
                                                                                                                     ------------
                                                                                                                          881,022
                                                                                                                     ------------

COMMUNICATIONS--2.8%
Alltel Corp.                                                                  4.656       5/17/2007        65,000          65,510
Clear Channel Communication, Inc.                                             6.000       11/1/2006        75,000          76,165
Clear Channel Communication, Inc.                                             5.000       3/15/2012       125,000         118,222
Comcast Corp.                                                                 5.500       3/15/2011       155,000         161,716
New Cingular Wireless Services, Inc.                                          8.750        3/1/2031        55,000          77,090
News America Holdings                                                         7.700      10/30/2025       175,000         211,822
SBC Communications, Inc.                                                      5.625       6/15/2016       105,000         110,711
Sprint Capital Corp.                                                          8.750       3/15/2032       210,000         292,133
Time Warner, Inc.                                                             6.750       4/15/2011       125,000         138,523
Verizon Global Funding Corp.                                                  6.875       6/15/2012       145,000         164,556
Verizon Global Funding Corp.                                                  7.750       6/15/2032        70,000          90,814
                                                                                                                     ------------
                                                                                                                        1,507,262
                                                                                                                     ------------

CONSUMER CYCLICAL--0.3%
DaimlerChrysler NA Holding Corp.                                              8.500       1/18/2031        40,000          50,676
Heinz (H.J.) Co. 144A                                                         6.189       12/1/2005       130,000         131,223
                                                                                                                     ------------
                                                                                                                          181,899
                                                                                                                     ------------

CONSUMER NONCYCLICAL--1.4%
Aramark Services, Inc.                                                        6.375       2/15/2008        70,000          73,355
Aramark Services, Inc.                                                        7.000       7/15/2006        95,000          97,150
Kroger Co.                                                                    8.050        2/1/2010       165,000         187,847
RR Donnelley & Sons Co.                                                       4.950        4/1/2014       225,000         219,993
Safeway, Inc.                                                                 7.250        2/1/2031        90,000         104,217
Wyeth                                                                         5.500        2/1/2014        70,000          73,759
                                                                                                                     ------------
                                                                                                                          756,321
                                                                                                                     ------------

ENERGY--1.7%
Amerada Hess Corp.                                                            6.650       8/15/2011        60,000          66,025
Amerada Hess Corp.                                                            7.300       8/15/2031       105,000         126,690
Amoco Co.                                                                     6.500        8/1/2007       225,000         235,746
Chevron Phillips                                                              7.000       3/15/2011       170,000         190,228
Enbridge Energy Partners                                                      6.300      12/15/2034        65,000          68,712
Halliburton Co.                                                               5.500      10/15/2010        65,000          68,167
XTO Energy, Inc.                                                              7.500       4/15/2012       130,000         149,519
                                                                                                                     ------------
                                                                                                                          905,087
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                          RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL--8.4%
Archstone-Smith Operating Trust REIT                                          5.000%      8/15/2007    $   75,000    $     76,264
Archstone-Smith Operating Trust REIT                                          5.250        5/1/2015        25,000          25,518
Arden Realty LP                                                               5.250        3/1/2015        75,000          75,502
Bear Stearns Cos., Inc.                                                       4.500      10/28/2010        95,000          95,505
Boeing Capital Corp.                                                          7.375       9/27/2010       190,000         217,338
Boston Properties, Inc.                                                       6.250       1/15/2013       170,000         185,229
Caterpillar Financial Service Corp.                                           3.100       5/15/2007       155,000         152,345
Countrywide Home Loans, Inc.                                                  4.000       3/22/2011       275,000         265,217
Duke Realty LP                                                                3.500       11/1/2007       150,000         147,166
Duke Realty LP                                                                7.750      11/15/2009       150,000         168,405
EOP Operating LP                                                              7.000       7/15/2011       145,000         160,786
Erac USA Finance Co. 144A                                                     7.950      12/15/2009       130,000         147,144
ERP Operating LP                                                              4.750       6/15/2009        60,000          60,538
ERP Operating LP                                                              6.625       3/15/2012        40,000          44,561
Glencore Funding LLC 144A                                                     6.000       4/15/2014       170,000         163,012
Goldman Sachs Group, Inc.                                                     6.875       1/15/2011       280,000         312,209
Healthcare Realty Trust, Inc.                                                 8.125        5/1/2011       135,000         154,569
HSBC Finance Corp.                                                            4.750       4/15/2010        80,000          81,136
International Lease Finance Corp.                                             4.750       1/13/2012       100,000          99,663
Jefferies Group, Inc.                                                         7.500       8/15/2007       195,000         207,589
Jefferies Group, Inc.                                                         5.500       3/15/2016        25,000          25,294
Mack-Cali Realty L.P. REIT                                                    5.050       4/15/2010        45,000          45,560
Mack-Cali Realty L.P. REIT                                                    5.125       1/15/2015        50,000          49,819
MassMutual Global Funding II 144A                                             3.800       4/15/2009       100,000          98,526
Merrill Lynch & Co.                                                           4.125       9/10/2009       120,000         119,491
Morgan Stanley                                                                4.750        4/1/2014       265,000         261,070
Nationwide Mutual Insurance Co. 144A                                          8.250       12/1/2031       115,000         149,617
Nationwide Mutual Insurance Co. 144A                                          6.600       4/15/2034        60,000          62,616
Principal Life Income Funding Trusts (a)                                      3.151      10/14/2005       210,000         209,997
Prudential Financial, Inc.                                                    4.104      11/15/2006        85,000          85,236
Regions Financial Corp.                                                       6.375       5/15/2012        90,000         100,992
Residential Capital Corp. 144A                                                6.375       6/30/2010       130,000         130,626
Simon Property Group LP                                                       4.875       8/15/2010       115,000         116,204
SLM Corp.                                                                     5.000       4/15/2015        65,000          66,515
Willis Group N America                                                        5.625       7/15/2015       115,000         115,739
                                                                                                                     ------------
                                                                                                                        4,476,998
                                                                                                                     ------------

INDUSTRIAL--1.5%
ICI Wilmington, Inc.                                                          5.625       12/1/2013       165,000         171,194
Raytheon Co.                                                                  5.500      11/15/2012        35,000          36,824
Republic Services, Inc. 144A                                                  6.086       3/15/2035       150,000         158,400
Ryder System, Inc.                                                            5.000       6/15/2012        75,000          75,061
Sealed Air Corp. 144A                                                         5.625       7/15/2013        80,000          82,206
Tyco International Group SA                                                   6.000      11/15/2013       115,000         125,062
Waste Management, Inc.                                                        6.875       5/15/2009        70,000          75,785
Waste Management, Inc.                                                        7.375        8/1/2010        25,000          27,956
Waste Management, Inc.                                                        7.000       7/15/2028        50,000          57,992
                                                                                                                     ------------
                                                                                                                          810,480
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                          RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SERVICES--1.0%
Harrahs Operating Co., Inc.                                                   8.000%       2/1/2011    $   90,000    $    103,198
May Dept Stores                                                               6.650       7/15/2024       155,000         170,618
Metlife, Inc.                                                                 5.000       6/15/2015       260,000         263,866
                                                                                                                     ------------
                                                                                                                          537,682
                                                                                                                     ------------

TRANSPORTATION--0.6%
Fedex Corp.                                                                   2.650        4/1/2007       115,000         112,004
Norfolk Southern Corp.                                                        6.750       2/15/2011        55,000          61,503
Union Pacific Corp.                                                           3.875       2/15/2009       150,000         147,639
                                                                                                                     ------------
                                                                                                                          321,146
                                                                                                                     ------------

UTILITIES--2.8%
Appalachian Power Co.                                                         5.950       5/15/2033        85,000          91,444
Assurant, Inc.                                                                6.750       2/15/2034        60,000          68,554
Dominion Resources, Inc.                                                      7.195       9/15/2014       155,000         180,010
FirstEnergy Corp.                                                             6.450      11/15/2011        70,000          76,484
KeySpan Corp.                                                                 4.650        4/1/2013        95,000          95,644
Niagara Mohawk Power Corp.                                                    7.750       10/1/2008        60,000          65,923
Nisource Finance Corp.                                                        7.875      11/15/2010       110,000         126,398
Oneok, Inc.                                                                   5.200       6/15/2015       105,000         106,511
Pacific Gas & Electric Co.                                                    3.600        3/1/2009        65,000          63,492
Pepco Holdings, Inc.                                                          5.500       8/15/2007       125,000         127,772
Public Service Co. of Colorado                                                4.375       10/1/2008       125,000         125,393
Southern California Edison Co. (a)                                            3.440       1/13/2006       200,000         200,248
Wisconsin Electric Power                                                      5.625       5/15/2033       130,000         140,103
                                                                                                                     ------------
                                                                                                                        1,467,976
                                                                                                                     ------------
Total Corporate (Cost $13,567,336)                                                                                     13,788,158
                                                                                                                     ------------

MUNICIPAL BONDS--0.4%

Sacramento County California Pension Funding (Cost $234,010) (b)              0.000       7/10/2030       250,000         240,235
                                                                                                                     ------------

SOVEREIGN BONDS--2.1%
Republic of South Africa                                                      9.125       5/19/2009       175,000         203,219
Russian Federation                                                           12.750       6/24/2028       155,000         280,550
Russian Federation 144A                                                      10.000       6/26/2007       230,000         253,575
United Mexican States                                                         6.375       1/16/2013       175,000         187,425
United Mexican States(*)                                                      6.625        3/3/2015       200,000         219,700
                                                                                                                     ------------
Total Sovereign Bonds (Cost $1,105,176)                                                                                 1,144,469
                                                                                                                     ------------

YANKEE BONDS--3.4%
Amvescap PLC                                                                  5.375       2/27/2013       155,000         159,474
British Sky Broadcasting PLC                                                  6.875       2/23/2009       125,000         134,478
National Westminster Bank PLC                                                 7.750      10/16/2007       345,000         369,271
Chuo Mitsui Trust & Banking 144A (a)                                          5.506       2/15/2049       100,000          98,243
Deutsche Telekom International Finance BV                                     8.750       6/15/2030       215,000         291,105
Potash Corp. of Saskatchewan                                                  4.875        3/1/2013       165,000         166,680
French Telecom                                                                8.500        3/1/2011       125,000         145,059
Northern Rock PLC 144A                                                        5.600       4/30/2014        90,000          93,400
Pearson Dollar Finance PLC 144A(*)                                            4.700        6/1/2009        90,000          90,308

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                          RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Petro-Canada                                                                  5.000%     11/15/2014    $  130,000    $    131,211
St. George Bank Ltd. 144A                                                     5.300      10/15/2015       140,000         146,541
                                                                                                                     ------------
Total Yankee Bonds (Cost $1,773,101)                                                                                    1,825,770
                                                                                                                     ------------

PASS THRU SECURITIES--37.1%

AGENCY PASS THRU--29.6%
FHLMC Gold                                                                    4.500       10/1/2009       248,324         249,533
FHLMC Gold                                                                    4.500        4/1/2010       249,192         250,423
FHLMC Gold                                                                    6.000        5/1/2017       225,928         233,620
FNMA                                                                          4.000        5/1/2010       287,598         284,211
FNMA                                                                          3.530        7/1/2010       169,149         163,506
FNMA                                                                          5.000       10/1/2011       385,728         389,758
FNMA                                                                          4.060        6/1/2013       125,000         119,715
FNMA                                                                          6.500       12/1/2015        60,953          63,476
FNMA                                                                          6.000        4/1/2017       482,032         498,564
FNMA                                                                          6.000        6/1/2017       112,343         116,193
FNMA                                                                          6.000        7/1/2017        48,599          50,266
FNMA                                                                          5.500       11/1/2024       485,899         495,860
FNMA                                                                          5.500       12/1/2024       118,035         120,455
FNMA                                                                          5.500        1/1/2025       359,246         366,610
FNMA                                                                          7.500        2/1/2029        14,354          15,377
FNMA                                                                          7.500        9/1/2029         1,528           1,633
FNMA                                                                          7.000       11/1/2031         4,108           4,340
FNMA                                                                          7.000        5/1/2032       142,031         149,821
FNMA                                                                          7.000        6/1/2032       241,912         255,179
FNMA                                                                          5.500        2/1/2033       670,665         680,647
FNMA                                                                          5.500       10/1/2033       666,512         676,241
FNMA                                                                          5.500        1/1/2034       149,726         151,912
FNMA                                                                          5.500        1/1/2034       225,184         228,471
FNMA (TBA)(#)                                                                 4.500        7/1/2020     1,725,000       1,716,913
FNMA (TBA)(#)                                                                 5.000        7/1/2020     1,075,000       1,086,758
FNMA (TBA)(#)                                                                 5.500        7/1/2020     1,500,000       1,539,375
FNMA (TBA)(#)                                                                 5.000        7/1/2035     2,900,000       2,900,000
FNMA (TBA)(#)                                                                 5.500        7/1/2035     1,475,000       1,494,821
FNMA (TBA)(#)                                                                 6.000        7/1/2035        75,000          76,875
FNMA (TBA)(#)                                                                 6.000        7/1/2035       525,000         542,719
FNMA Grantor Trust 2002-T11 A                                                 4.769       4/25/2012       153,937         156,794
GNMA                                                                          1.698      11/16/2006        98,806          98,604
GNMA                                                                          2.946       3/16/2019       300,000         289,529
GNMA                                                                          3.360       8/16/2022       293,211         285,691
GNMA                                                                          8.000       8/15/2025        13,399          14,498
GNMA                                                                          8.000      11/15/2025        22,731          24,597
GNMA                                                                          8.000       5/15/2026         6,471           7,002
GNMA                                                                          8.000      11/15/2026        11,707          12,667
GNMA                                                                          6.500       7/15/2032        17,238          18,022
                                                                                                                     ------------
                                                                                                                       15,830,676
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                          RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY PASS THRU--7.5%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                       4.240%      8/13/2039    $  190,000    $    188,777
Calwest Industrial Trust 2002-CALW A 144A                                     6.127       2/15/2017       225,000         246,166
Capco America Securitization Corp. 1998-D7 A1B                                6.260      10/15/2030       130,000         137,933
Chase Commercial Mortgage Securities Corp. 1997-1 D                           7.370       6/19/2029       175,000         184,412
Chase Commercial Mortgage Securities Corp. 1997-1 E                           7.370       6/19/2029       300,000         316,975
Chase Commercial Mortgage Securities Corp. 1997-2 C                           6.600      12/19/2029        75,000          78,845
DLJ Commercial Mortgage Corp. 1998-CF2 A1B                                    6.240      11/12/2031       180,000         190,705
DLJ Commercial Mortgage Corp. 1998-CF2 B1                                     7.282      11/12/2031       215,000         231,850
LB Commercial Conduit Mortgage Trust 1999-C1 B                                6.930       6/15/2031       120,000         131,149
Lehman Brothers 2004-LLFA A1 144A (a)                                         3.350      10/15/2017       518,419         518,326
Morgan Stanley Capital 1998-HF1 E                                             7.542       3/15/2030       330,000         354,361
Morgan Stanley Capital I 1998-HF1 C                                           6.750       3/15/2030       180,000         191,230
Morgan Stanley Capital I 1999-CAM1 A4                                         7.020       3/15/2032       165,000         180,005
Morgan Stanley Dean Witter Capital I 2001-PPM A2                              6.400       2/15/2031       187,420         197,102
Morgan Stanley Dean Witter Capital I 2001-PPM A3                              6.540       2/15/2031       149,116         157,299
Mortgage Capital Funding, Inc. 1997-MC2 C                                     6.881      11/20/2027       310,000         327,232
Mortgage Capital Funding, Inc. 1997-MC2 D                                     7.117      11/20/2027       350,000         371,617
                                                                                                                     ------------
                                                                                                                        4,003,984
                                                                                                                     ------------
Total Pass Thru Securities (Cost $19,792,271)                                                                          19,834,660
                                                                                                                     ------------

US TREASURY OBLIGATIONS--16.4%
U.S. Treasury Inflation-Indexed Bond(*)                                       0.875       4/15/2010       564,839         550,894
U.S. Treasury Note(*)                                                         3.375       2/28/2007       810,000         806,456
U.S. Treasury Note(*)                                                         3.625       4/30/2007     3,285,000       3,283,203
U.S. Treasury Note(*)                                                         3.375       9/15/2009     2,410,000       2,377,711
U.S. Treasury Note                                                            3.000       7/15/2012       481,628         529,000
U.S. Treasury Bond(*)                                                         6.250       5/15/2030       927,001       1,207,452
                                                                                                                     ------------
Total US Treasury Obligations (Cost $8,682,328)                                                                         8,754,716
                                                                                                                     ------------
TOTAL BONDS AND NOTES ( Cost $60,768,939)                                                                              61,073,735
                                                                                                                     ============

                                                                                                          CONTRACT
PURCHASED OPTIONS--0.0%                                                                                     SIZE
                                                                                                          --------
U.S. Treasury Note 4.125% Put, Strike Price 99.578, 8/18/05                                                 5,250           1,497
U.S. Treasury Note 4.125% Call, Strike Price 101.328, 8/30/05                                               5,250           5,213
U.S. Treasury Note 4.00% Call, Strike Price 98.453, 8/1/05                                                  5,250          10,469
                                                                                                                     ------------
TOTAL PURCHASED OPTIONS (Cost $18,457)                                                                                     17,179
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY DESCRIPTION                                                          RATE        MATURITY         VALUE        (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--1.9%

U.S. GOVERNMENT--1.8%
FNMA Discount Note(+)                                                         3.070%      7/14/2005    $  400,000    $    399,570
FNMA Discount Note(+)                                                         2.000       7/19/2005       550,000         549,376
                                                                                                                     ------------
                                                                                                                          948,946
                                                                                                                     ------------

U.S. TREASURY--0.1%
Treasury Bill((+)!)                                                           2.890        9/8/2005        50,000          49,713
                                                                                                                     ------------
Total Short Term Investments--(Cost $998,668)                                                                             998,659
                                                                                                                     ------------

INVESTMENT OF CASH COLLATERAL--17.8%                                                                     SHARES
                                                                                                        ---------
BlackRock Cash Strategies L.L.C. (**) (Cost $9,486,024)                                                 9,486,024       9,486,024
                                                                                                                     ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $71,272,088)                                                                      71,575,597
                                                                                                                     ------------
AFFILIATED INVESTMENTS--1.8%
Dreyfus Institutional Preferred Plus Money Market Fund(+)(+) (Cost $944,205)
                                                                                                           944,205        944,205
                                                                                                                     ------------

TOTAL INVESTMENTS--135.7% (COST $72,216,293)                                                                           72,519,802
LIABILITIES IN EXCESS OF OTHER ASSETS--(35.7%)
                                                                                                                      (19,060,224)
                                                                                                                     ------------
NET ASSETS--100.0%
                                                                                                                     $ 53,459,578
                                                                                                                     ============

NOTES TO SCHEDULE OF INVESTMENTS

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
NCL-Non-call
REIT-Real Estate Investment Trust
TBA-To Be Announced
(a)  Variable Rate Security; rate indicated as of 6/30/05.
(b)  Zero coupon security.
(+)  Rate noted is yield to Maturity.
(*)  Security, or a portion of thereof, was on loan at 6/30/05.
(#)  Delayed Delivery contract.
(!)  Denotes all of part of security pledged as collateral.
(++) Affiliated institutional money market fund.
(**) Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Fund held the following open swap contracts:

DESCRIPTION                                                    EXPIRATION DATE        NOTIONAL AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch, dated 5/11/2005,
to receive the notional amount multipled by 4.1725%
and to pay the notional amount multiplied by
the 3 month LIBOR.                                               5/13/2008             2,627,000 USD                $ 13,992

Agreement with Merrill Lynch, dated 5/11/2005,
to pay the notional amount multipled by 4.6425%
and to receive the notional amount multiplied
by the 3 month LIBOR.                                            5/13/2015             2,627,000 USD                 (71,759)

Agreement with Bear Stearns, dated 4/18/2005 to pay
0.37% per year times the notional amount. The Fund
receives payment of the notional amount times the difference between the par value and the then-market value of The St. Paul
Travelers Companies, Inc., 5.00% due 3/15/2013, only upon
a credit event by The St. Paul Travelers Companies, Inc.         6/20/2010               185,000 USD                     138

Agreement with Deutsche Bank, dated 5/3/2005
to pay 0.31% per year times the notional amount. The Fund
receives payment of the notional amount times the difference between the par value and the then-market value of The St. Paul
Travelers Companies, Inc., 8.125% due 4/15/2010, only upon
a credit event by The St. Paul Travelers Companies, Inc.         6/20/2010               211,000 USD                     470

Agreement with Deutsche Bank, dated 4/26/2005 to pay
0.30% per year times the notional amount. The Fund
receives payment of the notional amount times the difference between the par value and the then-market value of The St. Paul
Travelers Companies, Inc., 8.125%, due 4/15/2010, only upon
a credit event by The St. Paul Travelers Companies, Inc.         6/20/2010               124,000 USD                     433

Agreement with Bear Stearns, dated 4/18/2005 to
receive 0.33% per year times the notional amount.
The Fund makes payment of the notional
amount times the difference between the par value and
the then-market value of Berkshire Hathaway, Inc.,
4.625% due 10/15/2013, only upon a credit
event by Berkshire Hathaway, Inc.                                6/20/2010               185,000 USD                     109

Agreement with Bear Stearns, dated 4/26/2005
to receive 0.27% per year times the notional amount.
The Fund makes payment of the notional amount
times the difference between the par value and the
then-market value of Berkshire Hathaway, Inc.,
4.625% due 10/15/2013, only upon a credit event
by Berkshire Hathaway, Inc.                                      6/20/2010               124,000 USD                    (265)

Agreement with Deutsche Bank, dated 5/3/2005
to receive 0.28% per year times the notional amount.
The Fund makes payment of the notional amount
times the difference between the par value and the
then-market value of Berkshire Hathaway, Inc.,
4.625% due 10/15/2013, only upon a credit event
by Berkshire Hathaway, Inc.                                      6/20/2010               211,000 USD                    (409)

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                    EXPIRATION DATE        NOTIONAL AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley, dated 5/5/2005
to receive 0.78% per year times the notional amount.
The Fund makes payment of the notional amount times
the difference between the par value and the then-market
value of MBIA, Inc., 6.625% due 10/01/2028,
only upon a credit event by MBIA, Inc.                           6/20/2010             250,000 USD                  $   (795)

Agreement with Citigroup, dated 2/9/2005
to receive 0.53% per year times the notional amount.
The Fund makes payment of the notional amount
times the difference between the par value and
the then-market value of Washington Mutual, Inc.,
4.000% due 1/15/2009,  only upon a credit event
by Washington Mutual, Inc.                                       3/20/2015             270,000 USD                    (5,488)
                                                                                                                    --------
Total Swap Value                                                                                                    ($63,574)
                                                                                                                    ========

At June 30, 2005, the Fund held the following futures contracts:

                                                                                         UNDERLYING FACE          UNREALIZED
CONTRACT                                       POSITION         EXPIRATION DATE          AMOUNT AT VALUE             GAIN
------------------------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (8 Contracts)          Long              9/30/2005               $  867,750              $  3,356
U.S. Long Bond CBT (15 Contracts)                Long              9/30/2005                1,743,164                38,050
                                                                                                                   --------
                                                                                                                   $ 41,406
                                                                                                                   ========

During the period ended June 30, 2005, the Portfolio entered into the following option transactions:

WRITTEN PUT OPTION TRANSACTIONS                       NUMBER OF CONTRACTS            PREMIUMS
---------------------------------------------------------------------------------------------
Outstanding, beginning of period                              1                      $  7,607
Options written                                               2                        14,118
Options expired                                              (1)                       (7,607)
Options closed                                               (1)                       (7,884)
                                                             ---                     --------
Outstanding, end of period                                    1                      $  6,234
                                                             ===                     ========


SECURITY                                                   CONTRACT                   VALUE
---------------------------------------------------------------------------------------------
US Treasury Note 4.125% Put, Strike Price 97.9375,
8/18/2005 (premiums received $6,234)                          1                      $    861
                                                             ===                     ========


WRITTEN CALL OPTION TRANSACTIONS                      NUMBER OF CONTRACTS            PREMIUMS
---------------------------------------------------------------------------------------------
Outstanding, beginning of period                              1                      $  3,609
Options written                                               3                        17,882
Options expired                                              (1)                       (3,609)
Options closed                                               (1)                       (5,660)
                                                             ---                     --------
Outstanding, end of period                                    2                      $ 12,222
                                                             ===                     ========


SECURITY                                                   CONTRACT                   VALUE
---------------------------------------------------------------------------------------------
US Treasury Note 4.00% Call, Strike Price 100,
8/01/2005                                                     1                      $  9,471
US Treasury Note 4.125% Call, Strike Price 102.859,
8/30/2005                                                     1                         4,492
                                                             ---                     --------
Total (premiums received $12,222)                             2                      $ 13,963
                                                             ===                     ========

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $9,291,171 (Note 7))
    Unaffiliated issuers, at value (Note 1A) (cost $71,272,088)                                                    $71,575,597
    Affiliated issuers, at value (Note 1A) (cost $944,205)                                                             944,205
  Receivable for securities sold                                                                                     1,742,889
  Interest receivable                                                                                                  385,848
  Receivable for Fund shares sold                                                                                       45,001
  Swap contracts, at value (Note 6)                                                                                     15,142
  Variation margin receivable                                                                                           10,156
  Prepaid expenses                                                                                                      11,585
                                                                                                                   -----------
      Total assets                                                                                                  74,730,423

LIABILITIES
 Bank loan payable (Note 9)
 Payable for investments purchased                                                           $11,648,615
 Collateral for securities on loan (Note 7)                                                    9,486,024
 Options written, at value (premium received $18,456) (Note 6)                                    14,824
 Swap contracts, at value (Note 6)                                                                78,716
 Accrued professional fees                                                                        21,205
 Accrued accounting, administration, custody and transfer agent fees (Note 2)                     15,790
 Accrued trustees' fees and expenses (Note 2)                                                      4,457
 Accrued expenses and other liabilities                                                            1,214
                                                                                             -----------
      Total liabilities                                                                                             21,270,845
                                                                                                                   -----------

NET ASSETS                                                                                                         $53,459,578
                                                                                                                   ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $52,853,647
  Accumulated net realized gain                                                                                        303,396
  Net investment income                                                                                                 17,561
  Net unrealized appreciation                                                                                          284,974
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $53,459,578
                                                                                                                   ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            2,663,446
                                                                                                                   ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     20.07
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                                   $1,143,574
  Income from affiliated investment (Note 1F)                                                                            9,077
  Security lending income (Note 7)                                                                                       3,669
                                                                                                                    ----------
    Total investment income                                                                                          1,156,320

EXPENSES
 Investment advisory fee (Note 2)                                                             $  105,719
 Accounting, administration, custody and transfer agent fees (Note 2)                             57,054
 Professional fees                                                                                25,015
 Registration fees                                                                                 7,054
 Trustees' fees and expenses (Note 2)                                                              5,960
 Insurance expense                                                                                 5,207
 Miscellaneous                                                                                     2,547
                                                                                              ----------
    Total expenses                                                                               208,556

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                     (102,838)
                                                                                              ----------
    Net expenses                                                                                                       105,718
                                                                                                                    ----------
      Net investment income                                                                                          1,050,602
                                                                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                        198,760
    Futures contracts                                                                            114,775
    Written options transactions                                                                  10,323
    Swap transactions                                                                            (10,922)
                                                                                              ----------
      Net realized gain (loss)                                                                                         312,936
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                       (74,632)
    Futures contracts                                                                             34,693
    Written options transactions                                                                   (722)
    Swaps transactions                                                                          (63,361)
                                                                                              ----------
      Change in unrealized appreciation (depreciation)                                                               (104,022)
                                                                                                                    ----------
    Net realized and unrealized gain (loss) on investments                                                             208,914
                                                                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $1,259,516
                                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                    JUNE 30, 2005          YEAR ENDED
                                                                                     (UNAUDITED)        DECEMBER 31, 2004
                                                                                     -----------        -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                             $  1,050,602          $  2,186,333
  Net realized gain (loss)                                                               312,936             1,276,348
  Change in net unrealized (depreciation)                                               (104,022)             (709,054)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                                1,259,516             2,753,627
                                                                                    ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                          (1,059,462)           (2,343,659)
  From net realized gains on investments                                                 (66,482)           (1,026,990)
                                                                                    ------------          ------------
  Total distributions to shareholders                                                 (1,125,944)           (3,370,649)
                                                                                    ------------          ------------

FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                     4,534,861             2,823,448
  Value of shares issued to shareholders in reinvestment of distributions                392,264             1,632,872
  Cost of shares redeemed                                                             (3,202,018)          (14,862,788)
                                                                                    ------------          ------------
  Net increase (decrease)  in net assets from Fund share transactions                  1,725,107           (10,406,468)
                                                                                    ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                1,858,679          (11,023,490)

NET ASSETS
  At beginning of period                                                              51,600,899            62,624,389
                                                                                    ------------          ------------
  At end of period (including undistributed net
    investment income of $17,561 and $26,421)                                       $ 53,459,578          $ 51,600,899
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                    FOR THE PERIOD
                                                  FOR THE                                                            JUNE 1, 2000
                                             SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,                   (COMMENCEMENT
                                               JUNE 30, 2005   --------------------------------------------------  OF OPERATIONS) TO
                                                (UNAUDITED)      2004          2003          2002         2001(A)  DECEMBER 31, 2001
                                                -----------    --------      --------      --------      --------  -----------------
NET ASSET VALUE, BEGINNING OF THE YEAR           $  20.01      $  20.31      $  20.80      $  20.41      $  20.65      $  20.00
                                                 --------      --------      --------      --------      --------      --------
FROM INVESTMENT OPERATIONS:
   Net investment income(*)(b)                       0.40          0.74          0.69          0.89          1.27          0.86
   Net realized and unrealized gain
      (loss) on investments                          0.09          0.17          0.09          0.79          0.59          0.89
                                                 --------      --------      --------      --------      --------      --------
Total from investment operations                     0.49          0.91          0.78          1.68          1.86          1.75
                                                 --------      --------      --------      --------      --------      --------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                       (0.40)        (0.80)        (0.78)        (0.91)        (1.30)        (0.88)
   From net realized gain on investments            (0.03)        (0.41)        (0.49)        (0.38)        (0.80)        (0.22)
                                                 --------      --------      --------      --------      --------      --------
Total distributions to shareholders                 (0.43)        (1.21)        (1.27)        (1.29)        (2.10)        (1.10)
                                                 --------      --------      --------      --------      --------      --------

NET ASSET VALUE, END OF YEAR                     $  20.07      $  20.01      $  20.31      $  20.80      $  20.41      $  20.65
                                                 ========      ========      ========      ========      ========      ========
TOTAL RETURN (C)                                     2.45%(d)      4.53%         3.81%         8.44%         9.21%         8.87%(d)
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets) (*)        0.40%(e)      0.40%         0.40%         0.40%         0.21%         0.00%(e)
   Net Investment Income (to average
        daily net assets) (*)                        3.97%(e)      3.59%         3.30%         4.30%         6.00%         7.21%(e)
   Portfolio Turnover                                  57%(d)       127%          457%          391%          357%          136%(d)
   Net Assets, End of Year (000's omitted)       $ 53,460      $ 51,601      $ 62,624      $ 84,101      $ 63,564      $ 57,447

-------
(*) For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Net investment income (b)                     $   0.36      $   0.67      $   0.63      $   0.83      $   1.17      $   0.78
   Ratios (to average daily net assets):
   Expenses                                          0.79%(e)      0.75%         0.70%         0.69%         0.68%         0.72%(e)
   Net investment income                             3.58%(e)      3.24%         3.00%         4.01%         5.53%         6.48%(e)

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 6.02% to 6.00%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated based on average shares outstanding.
(c)  Total return would have been lower in the absence of expense waivers
(d)  Not annualized.
(e)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Investment Grade Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consistent with preserving principal and liquidity, primarily through the generation of current income and, to a lesser extent, capital appreciation. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in investment grade fixed income securities including, but not limited to, government, agency, corporate and mortgage and asset-backed issues.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     F. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon Asset Management Company LLC Standish Mellon for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.40% of the Fund's average daily net assets for the period ended June 30, 2005. Pursuant to this agreement, for the period ended June 30, 2005, Standish Mellon collectively and voluntarily waived a portion of its investment advisory fee in the amount of $102,838. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $5,935 during the period ended June 30, 2005.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $54,464 during the period ended June 30, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust will pay a portion of the salary of the Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, excluding short-term securities, for the period ended June 30, 2005 were as follows:

                                          PURCHASES            SALES
                                         -----------        -----------
     U.S. Government Securities          $31,002,600        $22,331,173
                                         ===========        ===========
     Investments (non-U.S.
     Government Securities)              $11,481,124        $12,455,488
                                         ===========        ===========

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                            FOR THE
                                                                        SIX MONTHS ENDED                   FOR THE
                                                                          JUNE 30,2005                    YEAR ENDED
                                                                           (UNAUDITED)                 DECEMBER 31, 2004
                                                                           -----------                 -----------------
     Shares sold                                                              225,158                       137,236
        Shares issued to shareholders
          reinvestment of distributions declared                               19,713                        81,343
        Shares redeemed                                                      (159,791)                      (723,366)
                                                                           ----------                     ----------
        Net increase (decrease)                                                85,080                       (504,787)
                                                                           ==========                     ==========

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At June 30, 2005, three shareholders of record held approximately 89% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund did not collect any redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of June 30, 2005, was as follows:

                  Aggregate cost                                $ 72,216,293
                                                                ============
                  Unrealized appreciation                       $    597,480
                  Unrealized depreciation                           (293,971)
                                                                ============
                  Net unrealized appreciation (depreciation)    $    303,509
                                                                ============

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2005, the Fund held option positions. See Schedule of Investments for further details.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     INTEREST RATE FLOORS

     Interest rate floors purchased by the Fund entitle the Fund to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or counterparty to a transaction may not perform. The Fund expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against interest rate fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     At June 30, 2005, the Fund did not hold any interest rate floor transactions.

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2005, the Fund held futures contracts. At June 30, 2005, the Fund had segregated cash and /or securities to cover margin requirements on open future contracts. See Schedule of Investments for further details.

     SWAP AGREEMENTS

     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain or loss. Entering into these agreements, if any, involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2005, the Fund held swap agreements. See Schedule of Investments for further details.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2005 resulting in security lending income of $3,669. At June 30, 2005, the Fund had securities valued at $9,291,171 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. This Fund segregates securities having a value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of the decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     See the Schedule of Investments for outstanding delayed delivery contracts

(9)  LINE OF CREDIT:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, a facility fee of $351was allocated to the Fund.

     During the period ended June 30, 2005, the Fund had average borrowings outstanding of $57,143 on a total of four days and incurred $20 of interest expense.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None            $739
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None            $805
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None            $739
c/o Harvard University                    9/13/1989         Professor of Political
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None            $739
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003      President and Chief            30             None            $0
Mellon Institutional        and Chief                       Operating Officer of
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                           TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Management                                                                      Asset Management; formerly Shareholder
One Boston Place                                                                Representative, Standish Mellon
Boston, MA 02108                                                                Asset Management Company LLC
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional
Mellon Institutional              Compliance                                    Asset Management and Chief Compliance
Asset Management                    Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                Director, Blackrock, Inc., Senior Vice President,
Boston, MA 02108                                                                State Street Research & Management Company ("SSRM"),
4/8/57                                                                          Vice President, SSRM

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0946SA0605

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                  STANDISH MELLON
                                   INTERNATIONAL FIXED INCOME FUND II
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http:
//melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                     SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                    BEGINNING                    ENDING              DURING PERIOD(+)
                                  ACCOUNT VALUE               ACCOUNT VALUE            JANUARY 1, 2005
                                 JANUARY 1, 2005              JUNE 30, 2005           TO JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------
Actual                              $ 1,000.00                 $  934.60                    $3.60
Hypothetical (5% return
  per year before expenses)         $ 1,000.00                 $1,021.08                    $3.76

------------
(+) Expenses are equal to the Fund's annualized expense ratio of .75%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PERCENTAGE OF
     TOP TEN HOLDINGS(*)                          RATE             MATURITY         NET ASSETS
     -------------------------------------------------------------------------------------------
     United Kingdom Gilt                          4.000              3/7/2009          10.0%
     Australian Government Bond                   5.250             8/15/2010           9.3
     Bundesrepub Deutschland                      5.250              7/4/2010           5.3
     Belgium Government Bond                      4.250             9/28/2013           5.2
     Deutsche Republic                            4.750              7/4/2034           4.6
     United Kingdom Gilt                          4.750              6/7/2010           4.1
     Netherlands Government Bond                  5.500             7/15/2010           3.9
     U.S. Treasury Note                           4.250             8/15/2013           2.9
     Australian Government Bond                   6.250             4/15/2015           2.7
     French Treasury Note                         5.000             1/12/2006           2.6
                                                                                     ------
                                                                                       50.6%

     (*)    Excluding short-term investments and investment of cash collateral.


                                      PERCENTAGE OF
     TOP TEN COUNTRIES                 NET ASSETS
     --------------------------------------------
     United Kingdom                        21.3%
     Germany                               16.8
     Argentina                             13.8
     U.S.A                                  6.9
     Netherlands                            5.9
     France                                 5.3
     Singapore                              2.5
     Denmark                                2.3
     Canada                                 2.1
     Sweden                                 2.0
                                         ------
                                          78.9%


                                      PERCENTAGE OF
     ECONOMIC SECTOR ALLOCATION        INVESTMENTS
     --------------------------------------------
     Government                            72.9%
     Corporate                             17.8
     Mortgage                               0.3
     Emerging markets                       4.2
     Cash & equivalents                     4.8
                                        -------
                                         100.0%

     The Fund is actively managed. Current holdings may be different than those presented above.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     PAR                 VALUE
SECURITY DESCRIPTION                                         RATE              MATURITY             VALUE              (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--98.5%

BONDS AND NOTES--93.8%

CORPORATE--2.2%

BASIC MATERIALS--0.1%
International Steel Group, Inc.                             6.500%            4/15/2014         USD     50,000        $   48,000
                                                                                                                      ----------

COMMUNICATIONS--0.5%
Qwest Corp. 144A (a)                                        6.671             6/15/2013                125,000           127,969
RH Donnelley Finance Corp. 144A                             8.875            12/15/2010                  5,000             5,463
Salem Communications Corp.                                  7.750            12/15/2010                 15,000            15,600
Sprint Capital Corp.                                        8.375             3/15/2012                 55,000            66,155
                                                                                                                      ----------
                                                                                                                         215,187
                                                                                                                      ----------

CONSUMER CYCLICAL--0.1%
Mohegan Tribal Gaming Authority                             8.000              4/1/2012                 25,000            26,750
Yum! Brands, Inc.                                           8.875             4/15/2011                 25,000            30,291
                                                                                                                      ----------
                                                                                                                          57,041
                                                                                                                      ----------

CONSUMER NONCYCLICAL--0.5%
Aramark Services, Inc.                                      7.000             7/15/2006                210,000           214,752
Southern Natural Gas Co.                                    8.875             3/15/2010                 15,000            16,454
                                                                                                                      ----------
                                                                                                                         231,206
                                                                                                                      ----------

FINANCIAL--0.9%
Chevy Chase Bank FSB                                        6.875             12/1/2013                 45,000            46,463
Glencore Funding LLC 144A                                   6.000             4/15/2014                105,000           100,684
Residential Capital Corp. 144A                              6.375             6/30/2010                 45,000            45,217
Residential Capital Corp. 144A                              6.875             6/30/2015                 80,000            81,762
Residential Capital Corp. 144A (a)                          4.835             6/29/2007                155,000           155,058
                                                                                                                      ----------
                                                                                                                         429,184
                                                                                                                      ----------

UTILITIES--0.1%
AES Corp. 144A                                              8.750             5/15/2013                 25,000            27,938
                                                                                                                      ----------
Total Corporate Bonds(Cost $997,997)                                                                                   1,008,556
                                                                                                                      ----------

SOVEREIGN BONDS--3.6%
Argentina Bonos (a)                                         1.162              8/3/2012                250,000           226,000
Egyptian Treasury Bill                                      7.500              8/4/2005                120,000           121,895
Republic of Brazil (a)                                      2.063             4/15/2012                 70,001            67,332
Republic of El Salvador                                     8.500             7/25/2011                 25,000            28,875
Republic of El Salvador                                     7.650             6/15/2035                 65,000            64,675
Republic of Panama                                          8.875             9/30/2027                 95,000           113,288
Republic of Philippines                                     9.375             1/18/2017                105,000           112,350
Republic of South Africa                                    9.125             5/19/2009                 35,000            40,644
Republic of South Africa                                    7.375             4/25/2012                 50,000            57,500
Republic of Venezuela                                       7.650             4/21/2025                125,000           112,500
Russian Federation                                         11.000             7/24/2018                 20,000            29,875
Russian Federation                                         12.750             6/24/2028                 95,000           171,950
Russian Federation                                          5.000             3/31/2030                330,000           369,600
Russian Ministry of Finance                                 3.000             5/14/2008                140,000           132,125
Ukraine Government Senior Notes                            11.000             3/15/2007                 37,335            39,388
                                                                                                                      ----------
Total Sovereign Bonds (Cost $1,661,578)                                                                                1,687,997
                                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     PAR                 VALUE
SECURITY DESCRIPTION                                         RATE              MATURITY             VALUE              (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS--1.4%
Amvescap PLC                                                5.375%            2/27/2013         USD     25,000        $   25,722
Amvescap PLC                                                5.900             1/15/2007                 25,000            25,659
British Sky Broadcasting PLC                                7.300            10/15/2006                 70,000            72,709
HBOS PLC 144A                                               5.375             11/1/2013                155,000           159,837
Ispat Inland Ulc                                            9.750              4/1/2014                 78,000            90,870
Naftogaz Ukrainy                                            8.125             9/30/2009                100,000           105,250
Rogers Wireless, Inc.                                       7.250            12/15/2012                140,000           151,200
Rogers Wireless, Inc.                                       7.500             3/15/2015                 25,000            27,183
                                                                                                                      ----------
Total Yankee Bonds (Cost $645,443)                                                                                       658,430
                                                                                                                      ----------

US TREASURY OBLIGATIONS--2.9%
U.S. Treasury Note (Cost $1,357,310)                        4.250             8/15/2013              1,335,000         1,368,375
                                                                                                                      ----------

FOREIGN DENOMINTED--83.7%

AUSTRALIA--13.3%
Australian Government Bond                                  5.250             8/15/2010         AUD  5,665,000         4,336,907
Australian Government Bond                                  6.000             2/15/2017                780,000           636,697
Australian Government Bond                                  6.250             4/15/2015              1,495,000         1,235,904
                                                                                                                      ----------
                                                                                                                       6,209,508
                                                                                                                      ----------

CANADA--0.2%
Canadian Pacific Railway Ltd. 144A                          4.900             6/15/2010         CAD     95,000            81,390
                                                                                                                      ----------

DENMARK--0.3%
Realkredit Danmark A/S                                      4.000              1/1/2006         DKK    735,000           120,420
                                                                                                                      ----------

EURO--44.8%
Allied Irish Bank UK (a)                                    4.781            12/10/2049         EUR    120,000           144,247
ASIF III                                                    5.125             5/10/2007                180,000           228,412
Autostrade SpA (a)                                          2.552              6/9/2011                200,000           243,393
Barclays Bank PLC (a)                                       4.875            12/15/2014                110,000           136,119
Belgium Government Bond                                     4.250             9/28/2013              1,830,000         2,417,381
Bombardier, Inc.                                            5.750             2/22/2008                190,000           231,268
Bundesobligation                                            5.000             8/19/2005                760,000           922,988
Bundesobligation                                            4.500             8/17/2007                120,000           152,517
Bundesrepub Deutschland                                     5.250              7/4/2010              1,800,000         2,455,454
Bundesschatzanweisungen                                     2.750             6/23/2006                780,000           950,714
Citigroup Inc.                                              2.237              6/3/2011                110,000           133,356
Daimlerchrysler International Finance                       7.000             3/21/2011                 80,000           114,728
Deutsche Bundesrepublik                                     4.000              7/4/2009                270,000           347,483
Deutsche Cap Trust IV (a)                                   5.330             9/29/2049                 85,000           113,688
Deutsche Republic                                           4.500              1/4/2013                630,000           845,907
Deutsche Republic (*)                                       4.750              7/4/2034              1,490,000         2,151,021
Deutsche Telekom International Finance BV                   6.625             7/11/2011                115,000           165,743
FCE Bank PLC (a)                                            2.389             6/28/2006                770,000           914,690
Finmeccanica SpA                                            4.875             3/24/2025                110,000           137,365
Ford Motor Credit Co.                                       4.875             1/15/2010                100,000           112,028
France Telecom                                              7.250             1/28/2013                110,000           166,922
France Telecom                                              8.125             1/28/2033                130,000           242,774

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     PAR                 VALUE
SECURITY DESCRIPTION                                         RATE              MATURITY             VALUE              (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
French Treasury Note                                        5.000%            1/12/2006         EUR    975,000        $1,197,663
French Treasury Note                                        4.500             7/12/2006                515,000           638,739
GE Capital European Funding                                 2.198              5/4/2011                110,000           133,098
General Motors Acceptance Corp.                             4.375             9/26/2006                 60,000            72,338
General Motors Acceptance Corp. (a)                         3.710              7/5/2005                 75,000            90,773
Glencore Finance Europe SA/Luxembourg                       5.375             9/30/2011                190,000           238,557
GMAC International Finance BV (a)                           3.876              8/4/2006                275,000           329,105
HBOS PLC                                                    6.050            11/23/2049                 20,000            27,854
Hellenic Republic                                           3.700             7/20/2015                550,000           684,244
Hilton Group Finance PLC                                    6.500             7/17/2009                 30,000            41,023
HSBC Finance Corp.                                          6.500              5/5/2009                 45,000            62,028
Kappa Beheer BV                                            10.625             7/15/2009                 20,000            24,932
Kingdom of Denmark                                          3.125            10/15/2010                760,000           944,696
Linde Finance BV                                            6.000             7/29/2049                120,000           156,652
MPS Capital Trust I                                         7.990              2/7/2011                 85,000           124,901
Natexis Banques Populaires                                  4.375             6/20/2013                 85,000           110,833
National Westminster Bank PLC                               6.625             10/5/2009                 80,000           111,070
Netherlands Government Bond                                 5.500             7/15/2010              1,305,000         1,797,825
Owens-Brockway Glass Containers                             6.750             12/1/2014                 60,000            74,797
Telecom Italia Finance SA                                   7.000             4/20/2011                100,000           144,719
Telenet Communications NV 144A                              9.000            12/15/2013                 50,000            68,533
Telenor ASA                                                 5.875             12/5/2012                 60,000            85,128
Tyco International Group SA                                 5.500            11/19/2008                 80,000           105,248
Veolia Environnement                                        4.875             5/28/2013                 85,000           113,188
Volkswagen International Finance NV                         4.875             5/22/2013                125,000           163,298
                                                                                                                      ----------
                                                                                                                      20,869,440
                                                                                                                      ----------

JAPAN--1.7%
European Investment Bank                                    1.400             6/20/2017         JPY 85,000,000           774,197
                                                                                                                      ----------

MEXICO--0.3%
Mexican Fixed Rate Bonds                                    8.000            12/19/2013         MXN  1,735,000           148,837
                                                                                                                      ----------

SINGAPORE--2.5%
Singapore Government Bond                                   3.500              7/1/2012         SGD  1,850,000         1,171,825
                                                                                                                      ----------

SWEDISH--2.0%
Swedish Government                                          5.250             3/15/2011         SEK  6,285,000           920,897
                                                                                                                      ----------

UNITED KINGDOM--18.6%
Inco                                                       15.750             7/15/2006         GBP    200,000           383,926
United Kingdom Gilt                                         4.000              3/7/2009              2,610,000         4,671,340
United Kingdom Gilt                                         4.750              6/7/2010              1,040,000         1,921,863
United Kingdom Gilt                                         8.000             9/27/2013                505,000         1,146,858
United Kingdom Gilt                                         4.250              6/7/2032                300,000           541,535
                                                                                                                      ----------
                                                                                                                       8,665,522
                                                                                                                      ----------
Total Foreign Denominated (Cost $39,199,663)                                                                          38,962,036
                                                                                                                      ----------
TOTAL BONDS AND NOTES (Cost $43,861,991)                                                                              43,685,394
                                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

              MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST STANDISH
                    MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     PAR                 VALUE
SECURITY DESCRIPTION                                         RATE              MATURITY             VALUE              (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.1%

U.S. TREASURY BILLS--0.1%
Treasury Bill (+)(!) (Cost $49,722)                         2.910%             9/8/2005         USD     50,000       $    49,713
                                                                                                                     -----------

INVESTMENT OF CASH COLLATERAL--4.6%                                                                   SHARES
                                                                                                   -----------
BlackRock Cash Strategies L.L.C.(**) (Cost $2,121,604)                                               2,121,604         2,121,604
                                                                                                                     -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $46,033,317 )                                                                    45,856,711
                                                                                                                     -----------

AFFILIATED INVESTMENTS--4.3%
Dreyfus Institutional Preferred Plus Money Market Fund (++) (Cost $2,000,000)                        2,000,000         2,000,000
                                                                                                                     -----------

TOTAL INVESTMENTS--102.8% (Cost $48,033,317)                                                                          47,856,711
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.8%)                                                                         (1,282,070)
                                                                                                                     -----------
NET ASSETS--100%                                                                                                     $46,574,641
                                                                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.

AUD--Australian Dollar

CAD--Canadian Dollar

DKK--Danish Krone

EUR--Euro

GBP--British Pound

JPY--Japanese Yen

MXN--Mexican Peso

SEK--Swedish Krone

SGD--Singapore Dollar

(a)  Variable Rate Security; rate indicated is as if 6/30/05
(*)  Security, or a portion of thereof, was on loan at 6/30/05.
(+)  Denotes all or part of security segregated as collateral.
(++) Affiliated institutional money market.
(**) Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
 !   Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Fund held the following futures contracts:

                                                                                         UNDERLYING FACE          UNREALIZED
CONTRACT                                       POSITION         EXPIRATION DATE          AMOUNT AT VALUE            (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (10 Contracts)         Short              9/30/2005              $1,084,688             $  (4,264)
Euro--Bobl (7 Contracts)                         Short              9/12/2005                 805,560                (4,872)
Euro--Bund (4 Contracts)                         Short              9/12/2005                 490,240                (4,676)
                                                                                           ----------             ---------
                                                                                           $2,380,488             $ (13,812)
                                                                                           ==========             =========


At June 30, 2005, the Fund held the following forward foreign currency exchange contracts:

                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT             USD AMOUNT         UNREALIZED
CONTRACTS TO DELIVER                      AMOUNT           VALUE DATE        JUNE 30, 2005         TO RECEIVE          GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                       7,570,000          9/21/2005        $  5,730,344          $  5,735,643        $    5,299
Brazilian Real                            365,000          2/10/2006             143,814               131,074           (12,740)
British Pound Sterling                  3,095,000          9/21/2005           5,530,223             5,589,230            59,007
Euro                                    2,100,000          9/21/2005           2,549,889             2,560,677            10,788
Japanese Yen                          134,120,000          9/21/2005           1,219,296             1,241,852            22,556
Swedish Krona                           6,860,000          9/21/2005             882,468               894,452            11,984
Singapore Dollar                        2,000,000          9/21/2005           1,190,379             1,195,457             5,078
                                                                            ------------          ------------        ----------
Total                                                                       $ 17,246,413          $ 17,348,385        $  101,972
                                                                            ============          ============        ==========


                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT             USD AMOUNT          UNREALIZED
CONTRACTS TO RECEIVE                      AMOUNT           VALUE DATE        JUNE 30, 2005         TO DELIVER          GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                            280,000          9/21/2005       $     115,951         $     109,589       $     6,362
Brazilian Real                            365,000          2/10/2006             143,814               121,667            22,147
Canadian Dollar                         1,215,000          9/21/2005             994,377               968,660            25,717
Danish Krone                            6,505,000          9/21/2005           1,060,241             1,062,717            (2,476)
Euro                                    3,440,000          9/21/2005           4,176,961             4,182,214            (5,253)
Japanese Yen                        1,949,080,000          9/21/2005          17,719,253            18,102,748          (383,495)
                                                                           -------------         -------------       -----------
Total                                                                      $  24,210,597         $  24,547,595       $  (336,998)
                                                                           =============         =============       ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Fund held the following open swap contracts:

DESCRIPTION                                                      EXPIRATION DATE          NOTIONAL AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan, dated 5/13/2005 to receive
the notional amount multiplied by 4.115% and to pay the
notional amount multiplied by the 3 month LIBOR.                     5/17/2008              2,290,000 USD            $   6,961

Agreement with JPMorgan, dated 5/13/2005 to pay
the notional amount multiplied by 4.59% and to receive
the notional amount multiplied by the 3 month LIBOR.                 5/17/2015              2,290,000 USD              (47,165)

Agreement with Bear Stearns, dated 5/24/2005 to pay
0.415% per year times the notional amount. The Fund
receives payment, of the notional amount times the difference between the par value and the then-market value of Alcoa, Inc.,
6.00% due 1/15/2012, only upon a credit event by Alcoa, Inc.         6/20/2010                 72,000 USD                 (360)

Agreement with Bear Stearns, dated 5/17/2005 to pay 0.52%
per year times the notional amount. The Fund receives
payment, of the notional amount times the difference
between the par value and the then-market value of Alcoa, Inc.,
6.50% due 6/01/2011, only upon a credit event by Alcoa, Inc.         6/20/2010                158,000 USD               (1,544)

Agreement with Bear Stearns, dated 5/24/2005 to pay 0.31%
per year times the notional amount. The Fund receives payment, of the notional amount times the difference between the par value and the then-market value of Conocophillips, 4.75%
due 10/15/2012, only upon a credit event by Conocophillips.          6/20/2010                230,000 USD                  (52)

Agreement with Citigroup, dated 4/25/2005 to receive
4.00% per year times the notional amount. The Fund makes
payment, of the notional amount times the difference between the par value and the then-market value of the Ford Motor
Credit Co., 7.00% due 10/01/2013, only upon a credit event
by the Ford Motor Credit Company.                                    6/20/2008                228,000 USD                2,640

Agreement with Bear Stearns, dated 11/17/2004 to receive
the notional amount multiplied by 3.907% and to pay the
notional amount multiplied by the 3 month LIBOR.                    11/19/2009                 80,000 USD                 (185)

Agreement with Bear Stearns, dated 5/17/2005 to pay 0.40%
per year times the notional amount. The Fund receives payment, of the notional amount times the difference between the par value and the then-market value of Nucor Corp., 4.875% due
10/01/2012, only upon a credit event by Nucor Corp.                  6/20/2010                108,000 USD                 (504)

Agreement with Bear Stearns, dated 11/17/2004 to receive
2.84% per year times the notional amount. The Fund
makes payment, of the notional amount times the difference
between the par value and the then-market value of
Ukraine Government, 7.65% due 6/11/2013, only upon a
credit event by Ukraine Government.                                 12/20/2009                 80,000 USD                2,744

Agreement with Citigroup, dated 4/25/2005 to pay 4.50%
per year times the notional amount. The Fund receives
payment, of the notional amount times the difference
between the par value and the then-market value of
the Ford Motor Credit Co., 7.00% due 10/01/2013, only
upon a credit event by the Ford Motor Credit Company.                6/20/2010                155,000 USD               (2,232)
                                                                                                                     ---------
Total Swap Value                                                                                                     $ (39,697)
                                                                                                                     =========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities (including securities on loan, valued at $1,986,671) (Note 7)
    Unaffiliated issuers, at value (Note 1A) (cost $46,033,317)                                                    $45,856,711
    Affiliated issuers, at value (Note 1A) (cost $2,000,000) (Note 1H)                                               2,000,000
  Cash                                                                                                                 303,505
  Foreign Currency (cost, $58,161)                                                                                      58,061
  Receivable for Fund shares sold                                                                                       28,802
  Receivable for securities sold                                                                                        96,444
  Unrealized appreciation on forward currency exchange contracts (Note 6)                                              168,938
  Swap contracts, at value (Note 6)                                                                                     12,345
  Interest and dividends receivable                                                                                    919,685
  Prepaid expenses                                                                                                      11,703
                                                                                                                   -----------
    Total assets                                                                                                    49,456,194

LIABILITIES
  Payable for Fund shares redeemed                                                          $    24,032
  Payable for investments purchased                                                             225,944
  Collateral for securities on loan (Note 7)                                                  2,121,604
  Unrealized depreciation on forward currency exchange contracts (Note 6)                       403,964
  Swap contracts, at value (Note 6)                                                              52,042
  Payable for variation margin                                                                    5,905
  Accrued accounting, administration, custody and transfer agent fees (Note 2)                   25,076
  Accrued trustees' fees and expenses (Note 2)                                                    1,295
  Accrued expenses and other liabilities                                                         21,691
                                                                                            -----------
    Total liabilities                                                                                                2,881,553
                                                                                                                   -----------
NET ASSETS                                                                                                         $46,574,641
                                                                                                                   ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $46,576,847
  Accumulated net realized gain                                                                                        333,382
  Net investment income                                                                                                160,233
  Net unrealized depreciation                                                                                        (495,821)
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $46,574,641
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            2,096,807
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     22.21
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (net of foreign withholding tax of $414)                                                        $    949,504
  Interest income from affiliated investments (Note 1H)                                                                 47,216
  Security lending income (Note 7)                                                                                       3,646
                                                                                                                  ------------
    Total investment income                                                                                          1,000,366

EXPENSES
 Investment advisory fee (Note 2)                                                           $     96,484
 Accounting, administration, custody, and transfer agent fees (Note 2)                            61,414
 Professional fees                                                                                26,033
 Registration fees                                                                                15,670
 Trustees' fees and expenses (Note 2)                                                              2,703
 Insurance expense                                                                                 3,174
 Miscellaneous                                                                                     3,360
                                                                                            ------------
    Total expenses                                                                               208,838

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                      (28,566)
                                                                                            ------------
    Net expenses                                                                                                       180,272
                                                                                                                  ------------
      Net investment income                                                                                            820,094
                                                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                      1,428,183
    Futures contracts                                                                            (40,002)
    Foreign currency transactions and forward currency exchange contracts                       (777,922)
    Swap transactions                                                                              1,063
                                                                                            ------------
      Net realized gain (loss)                                                                                         611,322
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                     (4,031,745)
    Swap transactions                                                                            (41,577)
    Futures contracts                                                                             (1,577)
    Foreign currency transactions and forward currency exchange contracts                       (643,505)
                                                                                            ------------
      Change in net unrealized appreciation (depreciation)                                                          (4,718,404)
                                                                                                                  ------------
  Net realized and unrealized gain (loss) on investments                                                            (4,107,082)
                                                                                                                  ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                                        $ (3,286,988)
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED          FOR THE
                                                                                   JUNE 30, 2005          YEAR ENDED
                                                                                    (UNAUDITED)        DECEMBER 31, 2004
                                                                                    -----------        -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income                                                             $   820,094          $  1,337,696
  Net realized gain (loss)                                                              611,322             1,508,254
  Change in net unrealized appreciation (depreciation)                               (4,718,404)            1,775,281
                                                                                    -----------          ------------
  Net increase (decrease) in net assets from operations                              (3,286,988)            4,621,231
                                                                                    -----------          ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                                           (964,318)           (1,965,761)
                                                                                    -----------          ------------
  Total distributions to shareholders                                                  (964,318)           (1,965,761)
                                                                                    -----------          ------------

FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                   10,209,492            28,789,234
  Value of shares issued to shareholders in reinvestment of distributions               933,303             1,946,429
  Cost of shares redeemed                                                           (10,031,258)           (7,660,029)
                                                                                    -----------          ------------
  Net increase (decrease) in net assets from Fund share transactions                  1,111,537            23,075,634
                                                                                    -----------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (3,139,769)           25,731,104

NET ASSETS
  At beginning of period                                                             49,714,410            23,983,306
                                                                                    -----------          ------------
  At end of period (including undistributed net investment
    income of $160,233 and $304,457)                                                $46,574,641          $ 49,714,410
                                                                                    ===========          ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       FOR THE
                                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2005  ------------------------------------------------------------
                                                     (UNAUDITED)     2004         2003         2002        2001(a)       2000
                                                      --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF YEAR                    $  24.23     $  22.97     $  21.66     $  17.83     $  18.87     $  19.47
                                                      --------     --------     --------     --------     --------     --------

FROM OPERATIONS:
   Net investment income (*)(b)                           0.39         0.88         0.77         0.73         0.73         0.98
   Net realized and unrealized gain
        (loss) on investments                            (1.96)        1.52         3.81         3.10        (1.74)       (1.50)
                                                      --------     --------     --------     --------     --------     --------
Total from operations                                    (1.57)        2.40         4.58         3.83        (1.01)       (0.52)
                                                      --------     --------     --------     --------     --------     --------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                            (0.45)       (1.14)       (3.27)          --        (0.03)       (0.08)
                                                      --------     --------     --------     --------     --------     --------
Total distributions to shareholders                      (0.45)       (1.14)       (3.27)          --        (0.03)       (0.08)
                                                      --------     --------     --------     --------     --------     --------

NET ASSET VALUE, END OF YEAR                          $  22.21     $  24.23     $  22.97     $  21.66     $  17.83     $  18.87
                                                      ========     ========     ========     ========     ========     ========
TOTAL RETURN (c)                                         (6.54%)(d)   10.73%       21.51%        21.48%     (5.31%)       (2.73%)

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(*)              0.75%(e)     0.75%        0.55%        0.55%       55.00%        0.27%
   Net Investment Income (to average
        daily net assets)(*)                              3.40%(e)     3.93%        3.34%        3.87%        3.99%        5.30%
   Portfolio Turnover                                       72%(d)      132%         192%         178%         205%         216%
   Net Assets, End of Year (000's omitted)            $ 46,575     $ 49,714     $ 23,983     $ 21,202     $ 40,337     $ 41,614

-------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share (b)              $   0.38     $   0.84     $   0.60     $   0.60     $   0.68     $   0.86
     Ratios (to average daily net assets):
       Expenses                                           0.87%(e)     0.91%        1.30%        1.23%        0.85%        0.90%
       Net investment income                              3.28%(e)     3.77%        2.59%        3.19%        3.69%        4.67%

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.002, increase net realized and unrealized gains and losses per share by $0.002 and decrease the ratio of net investment income to average net assets from 4.00% to 3.99%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated based on average shares outstanding.
(c) Total return would have been lower in the absence of fee waivers and expense limitations.
(d)  Not annualized.
(e)  Compted on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon International Fixed Income II Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities, and at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign government and companies located in various countries, including emerging markets.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     E. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     F. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the

     Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.75% of the Fund's average daily net assets for the period ended June 30, 2005. Pursuant to this agreement, for the period ended June 30, 2005, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $28,566. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $4,565 during the period ended June 30, 2005.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $49,598 during the period ended June 30, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     No director, officer or employee of Standish Mellon or its affiliated receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust will pay for a portion of the salary of the Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2005 were as follows:

                                         PURCHASES            SALES
                                       ------------       -------------
     U.S. Government Securities        $  1,433,794       $     163,945
                                       ------------       -------------
     Investments (non-U.S.
        Government Securities)         $ 31,698,531       $  28,987,452
                                       ============       =============

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                  FOR THE
                                                                              SIX MONTHS ENDED            FOR THE
                                                                                JUNE 30, 2005           YEAR ENDED
                                                                                 (UNAUDITED)         DECEMBER 31, 2004
                                                                                 -----------         -----------------
     Shares sold                                                                     438,644              1,262,514
     Shares issued to shareholders in
       reinvestment of distributions declared                                         40,439                 83,344
     Shares redeemed                                                                (434,413)              (337,694)
                                                                                 -----------            -----------
     Net increase (decrease)                                                          44,670              1,008,164
                                                                                 ===========            ===========

     At June 30, 2005, two shareholders of record held approximately 76% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund did not collect any redemption fees.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of June 30, 2005, was as follows:

                  Aggregate cost                              $  48,033,317
                                                              =============
                  Unrealized appreciation                     $     594,079
                  Unrealized depreciation                          (770,682)
                                                              -------------
                  Net unrealized appreciation (depreciation)  $    (176,606)
                                                              =============

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2005, the Fund did not hold any options positions.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2005, the Fund held foreign currency exchange contracts. See Schedule of Investments for further details.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2005, the Fund held futures contracts. See Schedule of Investments for further details.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2005, the Fund held swap contracts. See Schedule of Investments for further details.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2005 resulting in security lending income of $3,646. At June 30, 2005, the Fund had securities valued at $1,986,671 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(8)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2005, the Fund did not hold any delayed delivery securities.

(9)  LINE OF CREDIT:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, a facility fee of $168 was allocated to the Fund.

     During the period ended June 30, 2005, the Fund did not use the line of credit.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None            $441
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None            $496
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None            $441
c/o Harvard University                    9/13/1989         Professor of Political
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None            $441
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003      President and Chief            30             None            $0
Mellon Institutional        and Chief                       Operating Officer of
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                                                    TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional Asset
Asset Management                                                                Management; formerly Shareholder Representative,
One Boston Place                                                                Standish Mellon Asset Management Company LLC
Boston, MA 02108
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional Asset
Mellon Institutional              Compliance                                    Management and Chief Compliance Officer,
Asset Management                    Officer                                     Mellon Funds Distributor; formerly Director,
One Boston Place                                                                Blackrock, Inc., Senior Vice President, State Stree
Boston, MA 02108                                                                Research & Management Company ("SSRM"),
4/8/57                                                                          Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0945SA0605

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds



Semiannual Report                  STANDISH MELLON
                                   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON HIGH YIELD BOND FUN

                     SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                EXPENSES PAID
                                            BEGINNING                    ENDING              DURING PERIOD(+)
                                          ACCOUNT VALUE               ACCOUNT VALUE            JANUARY 1, 2005
                                         JANUARY 1, 2005              JUNE 30, 2005           TO JUNE 30, 2005
-------------------------------------------------------------------------------------------------------------------
Actual                                        $1,000.00                   $1,014.70                  $2.50
Hypothetical (5% return
  per year before expenses)                   $1,000.00                   $1,022.32                  $2.51

-------

(+) Expenses are equal to the Fund's annualized expense ratio of .50%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

              PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                      PERCENTAGE OF
     SUMMARY OF COMBINED RATINGS       INVESTMENTS
     --------------------------------------------
     QUALITY BREAKDOWN
     --------------------------------------------
     AA                                     0.1%
     BBB                                    7.6
     BB                                    41.6
     B                                     46.3
     CCC                                    4.2
     C/D/NR                                 0.2
                                        -------
                                          100.0%

     Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higer rating category.


                                                                                                  PERCENTAGE OF
     TOP TEN HOLDINGS(*)                                         RATE             MATURITY         NET ASSETS
     ----------------------------------------------------------------------------------------------------------
     Chevy Chase Bank FSB                                        6.875%            12/1/2013           5.4%
     Sovereign Capital Trust IV CVT Pfd                          4.375                                 5.3
     AES Corp. 144A                                              8.750             5/15/2013           4.7
     Crown Cork & Seal Co, Inc.                                  7.375            12/15/2026           4.6
     Freescale Semiconductor Inc.                                6.875             7/15/2011           4.4
     Echostar DBS Corp.                                          5.750             10/1/2008           4.3
     Speedway Motorsports, Inc.                                  6.750              6/1/2013           4.3
     Rite Aid Corp.                                             12.500             9/15/2006           4.2
     Stater Brothers Holdings                                    8.125             6/15/2012           4.1
     Trinity Industries LE                                       6.500             3/15/2014           3.9
                                                                                                    ------
                                                                                                      45.2%

     (*)    Excluding short-term investments and investment of cash collateral.

                                                                PERCENTAGE OF
     ECONOMIC SECTOR ALLOCATION                                  INVESTMENTS
     ------------------------------------------------------------------------
     Banking                                                           4.8%
     Basic industry                                                   13.0
     Brokerage                                                         0.0
     Capital goods                                                    14.1
     Consumer cyclical                                                 5.8
     Consumer non-cyclical                                            10.7
     Energy                                                            9.9
     Finance                                                           0.5
     Insurance                                                         0.0
     Media                                                             8.4
     Real estate                                                       0.4
     Services cyclical                                                12.3
     Services non-cyclical                                             0.9
     Technology                                                        1.2
     Telecommunications                                                6.6
     Utility                                                           9.3
     Emerging markets                                                  1.0
     Agency                                                            0.1
     Cash & equivalents                                                1.0
                                                                    ------
                                                                     100.0%

     The Standish Mellon High Yield Bond Fund invests all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (See
     Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon High Yield Bond Portfolio (Portfolio), at value (Note 1A)                          $15,248,567
  Receivable for Fund shares sold                                                                                       12,140
  Prepaid expenses                                                                                                      10,060
                                                                                                                   -----------
    Total assets                                                                                                    15,270,767

LIABILITIES
  Payable for Fund shares redeemed                                                           $    10,772
  Accrued professional fees                                                                        7,316
  Accrued transfer agent fees (Note 2)                                                             4,147
  Accrued expenses and other liabilities                                                           1,481
  Accrued trustees' fees and expenses (Note 2)                                                       492
                                                                                             -----------
    Total liabilities                                                                                                   24,208
                                                                                                                   -----------
NET ASSETS                                                                                                         $15,246,559
                                                                                                                   ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $23,703,051
  Accumulated net realized loss                                                                                     (8,936,173)
  Distributions in excess of net investment income                                                                     (25,073)
  Net unrealized appreciation                                                                                          504,754
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $15,246,559
                                                                                                                   ===========
Shares of beneficial interest outstanding                                                                              943,561
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     16.16
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                                        $  1,310,503
  Expenses allocated from Portfolio                                                                                    (89,912)
                                                                                                                  ------------
    Net investment income allocated from Portfolio                                                                   1,220,591

EXPENSES
  Transfer agent fees (Note 2)                                                              $      4,601
  Registration fees                                                                               10,166
  Professional fees                                                                               22,051
  Trustees' fees (Note 2)                                                                          1,493
  Insurance expense                                                                                  481
  Miscellaneous expenses                                                                           4,525
                                                                                            ------------
    Total expenses                                                                                43,317

DEDUCT:
 Reimbursement of Fund operating expenses (Note 2)                                               (43,317)
                                                                                            ------------
    Net expenses                                                                                                            --
                                                                                                                  ------------
      Net investment income                                                                                          1,220,591
                                                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment, swap and foreign currency transactions                                                               1,251,168
  Change in unrealized appreciation (depreciation) allocated from Portfolio                                         (2,592,124)
                                                                                                                  ------------
    Net realized and unrealized gain (loss) on investments                                                          (1,340,956)
                                                                                                                  ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                                        $   (120,365)
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE
                                                                                   SIX MONTHS ENDED         FOR THE
                                                                                    JUNE 30, 2005           YEAR ENDED
                                                                                     (UNAUDITED)         DECEMBER 31, 2004
                                                                                     -----------         -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                              $ 1,220,591           $ 4,084,505
  Net realized gain (loss)                                                             1,251,168             1,476,264
  Change in net unrealized (depreciation)                                             (2,592,124)             (438,129)
                                                                                     -----------           -----------
  Net increase (decrease) in net assets from operations                                 (120,365)            5,122,640
                                                                                     -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                          (1,138,104)           (3,992,711)
                                                                                     -----------           -----------
  Total distributions to shareholders                                                 (1,138,104)           (3,992,711)
                                                                                     -----------           -----------

FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                       930,112             6,909,820
  Value of shares issued to shareholders in reinvestment of distributions              1,048,429             3,688,577
  Redemption fees credited to capital                                                        200                   248
  Cost of shares redeemed                                                            (42,147,023)          (12,091,338)
                                                                                     -----------           -----------
  Net increase (decrease) in net assets from Fund share transactions                 (40,168,282)           (1,492,693)
                                                                                     -----------           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (41,426,751)             (362,764)

NET ASSETS
  At beginning of period                                                              56,673,310            57,036,074
                                                                                     -----------           -----------
  At end of period (including distributions in excess
    of net investment income of $25,073 and $107,560)                                $15,246,559           $56,673,310
                                                                                     ===========           ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON HIGH YIELD BOND FUN

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    --------------------------------------------------------------------
                                               (UNAUDITED)       2004           2003           2002          2001(A)         2000
                                                --------       --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF THE PERIOD        $  16.52       $  16.19       $  14.34       $  14.88       $  15.88       $  17.39
                                                --------       --------       --------       --------       --------       --------

FROM INVESTMENT OPERATIONS:
   Net investment income(*)(b)                      0.56           1.18           1.21           1.26           1.40           1.64
   Net realized and unrealized
      gains (loss) on investments                  (0.32)          0.31           1.85          (0.59)         (1.18)         (1.19)
                                                --------       --------       --------       --------       --------       --------
Total from investment operations                    0.24           1.49           3.06           0.67           0.22           0.45
                                                --------       --------       --------       --------       --------       --------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                      (0.60)         (1.16)         (1.21)         (1.21)         (1.21)         (1.93)
   From net realized gains on investments             --             --             --             --          (0.01)         (0.03)
                                                --------       --------       --------       --------       --------       --------
Total distributions to shareholders                (0.60)         (1.16)         (1.21)         (1.21)         (1.22)         (1.96)
                                                --------       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF YEAR                    $  16.16       $  16.52       $  16.19       $  14.34       $  14.88       $  15.88
                                                ========       ========       ========       ========       ========       ========
TOTAL RETURN (c)                                    1.47%(d)       9.56%         21.76%          4.70%          1.52%          2.84%

RATIOS/SUPPLEMENTAL DATA:

   Expenses (to average daily net assets)(*)(e)     0.50%(f)       0.50%          0.50%          0.50%          0.50%          0.37%

   Net Investment Income (to average
        daily net assets)(*)                        6.83%(f)       7.28%          7.79%          8.68%          8.86%         10.41%

   Net Assets, End of Period (000's omitted)    $ 15,246       $ 56,673       $ 57,036       $ 44,059       $ 46,302       $ 31,807

-------------
(*) For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (b)             $   0.54       $   1.12       $   1.13       $   1.21       $   1.33       $   1.64
Ratios (to average daily net assets):
   Expenses (e)                                     1.21%(f)       0.87%          1.00%          1.01%          0.97%          1.11%
   Net investment income                            6.12%(f)       6.91%          7.29%          8.17%          8.39%          9.67%

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05 and decrease the ratio of net investment income to average net assets from 9.20% to 8.86%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated based on average shares outstanding.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Not annualized.
(e)  Includes the Fund's share of the Portfolio's allocated expenses.
(f)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON HIGH YIELD BOND FUN

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consisting primarily of a high level of income. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT TRANSACTIONS AND INCOME

     Investment transactions in the Portfolio are recorded as of the settlement date of shareholder transactions. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON HIGH YIELD BOND FUN

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. EXPENSES

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or Portfolio. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or Portfolios.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the period ended June 30, 2005, Standish Mellon voluntarily reimbursed the Fund for $43,317of its operating expenses.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $5,262 during the period ended June 30, 2005.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust and the Portfolio Trust will pay for a portion of the salary of the Trust's and the Portfolio Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2005, aggregated $1,981,466 and $43,340,620, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             FOR THE
                                                         SIX MONTHS ENDED                   FOR THE
                                                           JUNE 30, 2005                   YEAR ENDED
                                                            (UNAUDITED)                 DECEMBER 31, 2004
                                                            -----------                 -----------------
     Shares sold                                                 56,116                        428,139
     Shares issued to shareholders
       reinvestment of distributions declared                    64,267                        227,570
     Shares redeemed                                         (2,607,652)                      (747,381)
                                                           ------------                   ------------
     Net increase (decrease)                                 (2,487,270)                       (91,672)
                                                           ============                   ============

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON HIGH YIELD BOND FUN

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At June 30, 2005, two shareholders of record held approximately 63% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund received $200 in redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation (depreciation) information.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--110.3%

BONDS AND NOTES--94.5%

CONVERTIBLE CORPORATE BONDS--0.3%
Centerpoint Energy, Inc. 144A CVT                                       2.875%    1/15/2024         USD        25,000  $    27,344
Xcel Energy, Inc. 144A CVT                                              7.500    11/21/2007                    15,000       24,413
                                                                                                                       -----------
Total Convertible Corporate Bonds (Cost $40,000)                                                                            51,757
                                                                                                                       -----------

CORPORATE--83.1%

BANKING--2.1%
Chevy Chase Bank FSB                                                    6.875     12/1/2013                   270,000      278,775
Colonial Bank                                                           9.375      6/1/2011                    35,000       41,672
                                                                                                                       -----------
                                                                                                                           320,447
                                                                                                                       -----------

BASIC INDUSTRY--9.8%
Airgas, Inc.                                                            6.250     7/15/2014                    10,000       10,125
Arch Western Finance                                                    6.750      7/1/2013                    25,000       25,813
Ball Corp.                                                              6.875    12/15/2012                    10,000       10,500
Berry Plastics                                                         10.750     7/15/2012                    25,000       27,281
Compression Polymers Holdings 144A                                     10.500      7/1/2013                    15,000       15,000
Earle M Jorgenson Co.                                                   9.750      6/1/2012                    35,000       37,800
Equistar Chemicals LP/Equistar Funding Corp.                           10.625      5/1/2011                    55,000       60,706
Freeport-McMoRan Copper & Gold, Inc.                                   10.125      2/1/2010                    60,000       66,750
Freeport-McMoRan Copper & Gold, Inc.                                    6.875      2/1/2014                    40,000       39,000
Georgia-Pacific Corp.                                                   7.375     7/15/2008                   150,000      159,563
Georgia-Pacific Corp.                                                   8.000     1/15/2024                    75,000       86,250
Georgia-Pacific Corp.(*)                                                8.875      2/1/2010                   155,000      175,925
International Steel Group, Inc.                                         6.500     4/15/2014                    75,000       72,000
KRATON Polymers LLC/Capital Corp. 144A(*)                               8.125     1/15/2014                     5,000        4,813
Lubrizol Corp.                                                          4.625     10/1/2009                    75,000       75,009
Lubrizol Corp.                                                          5.500     10/1/2014                   100,000      103,132
Lyondell Chemical Co.                                                   9.625      5/1/2007                    55,000       58,713
Nalco Co.(*)                                                            8.875    11/15/2013                   100,000      107,250
Neenah Paper, Inc. 144A                                                 7.375    11/15/2014                     5,000        4,850
Peabody Energy Corp.                                                    6.875     3/15/2013                    40,000       42,400
Steel Dynamics, Inc.                                                    9.500     3/15/2009                   110,000      116,875
Stone Container Corp.                                                   8.375      7/1/2012                   115,000      116,150
United States Steel Corp.                                               9.750     5/15/2010                    34,000       36,720
Westlake Chemical Corp.                                                 8.750     7/15/2011                    33,000       35,888
                                                                                                                       -----------
                                                                                                                         1,488,513
                                                                                                                       -----------

CAPITAL GOODS--8.0%
Accuride Corp                                                           8.500      2/1/2015                   110,000      107,525
Alliant Techsystems, Inc.                                               8.500     5/15/2011                    35,000       37,363
Alliant Techsystems, Inc. 144A                                          2.750     2/15/2024                    15,000       15,656
Crown Cork & Seal Co, Inc.                                              7.375    12/15/2026                   240,000      220,200
Esterline Technologies Corp.                                            7.750     6/15/2013                    40,000       42,400
L-3 Communications Corp.                                                6.125     7/15/2013                    85,000       85,425
Leucadia National Corp.                                                 7.000     8/15/2013                    90,000       90,000
National Waterworks, Inc.                                              10.500     12/1/2012                    30,000       33,750
Norcraft Finance Co.                                                    9.000     11/1/2011                    15,000       15,450
Owens-Brockway                                                          7.750     5/15/2011                    50,000       53,125
Owens-Illinois, Inc.                                                    7.500     5/15/2010                    95,000       99,750
Owens-Illinois, Inc.(*)                                                 7.800     5/15/2018                   120,000      126,000

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Pinnacle Foods Holding(*)                                               8.250%    12/1/2013         USD        45,000  $    40,275
Silgan Holdings, Inc.                                                   6.750    11/15/2013                    35,000       36,050
Solo Cup Co.(*)                                                         8.500     2/15/2014                    25,000       23,375
Texas Industries, Inc. 144A                                             7.250     7/15/2013                     5,000        5,125
Texas Industries, Inc.                                                 10.250     6/15/2011                    80,000       92,700
Trinity Industries LE                                                   6.500     3/15/2014                   100,000       99,500
                                                                                                                       -----------
                                                                                                                         1,223,669
                                                                                                                       -----------

CONSUMER CYCLICAL--2.4%
Couche-Tard                                                             7.500    12/15/2013                    35,000       36,750
Domino's, Inc.                                                          8.250      7/1/2011                    38,000       40,470
Fisher Scientific International                                         6.750     8/15/2014                    75,000       78,375
Keystone Automotive Operation                                           9.750     11/1/2013                    35,000       34,650
Leslie's Poolmart                                                       7.750      2/1/2013                    40,000       40,400
PQ Corp. 144A                                                           7.500     2/15/2013                    10,000        9,825
Russell Corp.                                                           9.250      5/1/2010                    62,000       65,410
Scotts Co.                                                              6.625    11/15/2013                    30,000       30,975
Visteon Corp.                                                           8.250      8/1/2010                    30,000       27,750
                                                                                                                       -----------
                                                                                                                           364,605
                                                                                                                       -----------

CONSUMER NONCYCLICAL--7.3%
Alliance One International 144A                                        11.000     5/15/2012                    25,000       25,750
Altria Group, Inc.                                                      7.000     11/4/2013                    45,000       50,359
Chattem, Inc.                                                           7.000      3/1/2014                    70,000       72,275
Chattem, Inc. (a)                                                       6.330      3/1/2010                    25,000       25,250
Del Monte Corp.                                                         8.625    12/15/2012                    75,000       82,500
Elizabeth Arden, Inc.                                                   7.750     1/15/2014                    20,000       20,850
Goodyear Tire & Rubber 144A                                             9.000      7/1/2015                   100,000       98,250
Ingles Markets, Inc.                                                    8.875     12/1/2011                    50,000       50,813
Rite Aid Corp.                                                          8.125      5/1/2010                    70,000       72,100
Rite Aid Corp.                                                          9.500     2/15/2011                    45,000       47,925
Rite Aid Corp.(*)                                                      12.500     9/15/2006                   190,000      205,200
RJ Reynolds Tobacco Holdings, Inc.(*)                                   7.750     5/15/2006                    45,000       46,238
Smithfield Foods, Inc.                                                  7.750     5/15/2013                    55,000       59,950
Stater Brothers Holdings (a)                                            6.910     6/15/2010                    65,000       64,350
Stater Brothers Holdings(*)                                             8.125     6/15/2012                   200,000      195,000
                                                                                                                       -----------
                                                                                                                         1,116,810
                                                                                                                       -----------

ENERGY--10.1%
ANR Pipeline Co.                                                        7.375     2/15/2024                    20,000       21,160
ANR Pipeline Co.                                                        7.000      6/1/2025                    10,000       10,195
Dynegy Holdings, Inc. 144A                                              9.875     7/15/2010                   165,000      182,325
El Paso Natural Gas Co.                                                 8.625     1/15/2022                    90,000      104,977
El Paso Natural Gas Co.                                                 7.500    11/15/2026                    55,000       57,898
El Paso Natural Gas Co.                                                 8.375     6/15/2032                    45,000       52,335
El Paso Production Holding Co.                                          7.750      6/1/2013                    55,000       58,713
Enterprise Products Operating LP                                        4.625    10/15/2009                    85,000       84,620
Frontier Oil Corp.                                                      6.625     10/1/2011                    35,000       36,050
Houston Exploration Co.                                                 7.000     6/15/2013                    50,000       51,625
Newfield Exploration Co.                                                8.375     8/15/2012                    55,000       60,088
Newfield Exploration Corp.                                              6.625      9/1/2014                    60,000       62,850
Petroleum Ge-Services                                                  10.000     11/5/2010                    85,000       95,200
Premcor Refining Group, Inc.                                            9.500      2/1/2013                    65,000       74,750
Southern Natural Gas Co.                                                8.875     3/15/2010                    15,000       16,454
Southern Natural Gas Co.                                                7.350     2/15/2031                    45,000       47,870

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
Tennessee Gas Pipeline Co.                                              8.375%    6/15/2032         USD        60,000  $    70,602
Tesoro Petroleum Corp.                                                  8.000     4/15/2008                    20,000       21,100
Transcont Gas Pipe Corp                                                 7.000     8/15/2011                    75,000       80,813
Transcontinental Gas Pipe Line Corp.                                    8.875     7/15/2012                   110,000      130,900
Williams Cos, Inc.                                                      7.750     6/15/2031                    40,000       44,100
Williams Cos., Inc.                                                     7.875      9/1/2021                   160,000      182,000
                                                                                                                       -----------
                                                                                                                         1,546,625
                                                                                                                       -----------

FINANCIAL--3.2%
Crystal US Holdings                                                     9.625     6/15/2014                    69,000       77,280
Crystal US Holdings (b)                                                 0.000     10/1/2014                    92,000       64,860
Ford Motor Credit Co.                                                   7.375    10/28/2009                    35,000       34,202
General Motors Accept Corp.(*)                                          7.750     1/19/2010                   110,000      107,530
Glencore Funding LLC 144A                                               6.000     4/15/2014                    65,000       62,328
Residential Capital Corp. 144A                                          6.375     6/30/2010                   105,000      105,505
Residential Capital Corp. 144A                                          6.875     6/30/2015                    30,000       30,661
                                                                                                                       -----------
                                                                                                                           482,366
                                                                                                                       -----------

INDUSTRIAL--2.7%
Douglas Dynamics LLC 144A                                               7.750     1/15/2012                   290,000      284,200
Goodman Global Holdings 144A (a)                                        6.410     6/15/2012                   130,000      128,050
                                                                                                                       -----------
                                                                                                                           412,250
                                                                                                                       -----------

MEDIA--7.6%
American Media Operation, Inc.                                         10.250      5/1/2009                    45,000       45,113
Cablevision Systems Corp. (a)                                           7.890      4/1/2009                   115,000      115,288
CBD Media, Inc.                                                         8.625      6/1/2011                    50,000       51,500
CSC Holdings, Inc.                                                      8.125     8/15/2009                    65,000       65,813
Dex Media West LLC/Dex Media Finance Co.(*)                             8.500     8/15/2010                    25,000       27,250
Dex Media West LLC/Dex Media Finance Co.                                9.875     8/15/2013                    28,000       31,920
Dex Media West LLC/Dex Media Finance Co.                                8.000    11/15/2013                    30,000       31,875
DirecTV Holdings LLC                                                    8.375     3/15/2013                    58,000       64,235
Echostar DBS Corp.                                                      5.750     10/1/2008                    54,000       53,663
Entercom Radio LLC/Entercom Capital, Inc.                               7.625      3/1/2014                    15,000       15,638
Entravision Communications Corp.                                        8.125     3/15/2009                   100,000      104,125
Nextel Communications, Inc.                                             6.875    10/31/2013                    85,000       90,844
PX Escrow Corp.                                                         9.625      2/1/2006                   105,000       84,000
Radio One, Inc.                                                         8.875      7/1/2011                    20,000       21,475
RH Donnelley Finance Corp. 144A                                         8.875    12/15/2010                    75,000       81,938
RH Donnelley Finance Corp. 144A                                        10.875    12/15/2012                   105,000      122,063
Salem Communications Corp.                                              7.750    12/15/2010                   130,000      135,200
Sinclair Broadcast Group, Inc.                                          4.875     7/15/2018                    25,000       22,688
                                                                                                                       -----------
                                                                                                                         1,164,628
                                                                                                                       -----------

REAL ESTATE--0.7%
BF Saul Reit                                                            7.500      3/1/2014                   100,000      103,500
                                                                                                                       -----------

SERVICES: CYCLICAL--10.3%
AMC Entertainment, Inc.                                                 8.000      3/1/2014                    65,000       57,688
American Casino & Entertainment Properties LLC                          7.850      2/1/2012                    25,000       26,500
Ameristar Casinos, Inc.                                                10.750     2/15/2009                   170,000      184,875
Argosy Gaming Co.                                                       7.000     1/15/2014                    60,000       66,075
Carmike Cinemas                                                         7.500     2/15/2014                    90,000       81,563
Chumash Casino & Resort Enterprises 144A                                9.260     7/15/2010                    55,000       59,538
Cinemark USA, Inc.                                                      9.000      2/1/2013                    45,000       46,238
Continental Airlines, Inc.                                              8.307      4/2/2018                    58,621       48,743
Corrections Corp Of America                                             7.500      5/1/2011                    20,000       20,825

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SERVICES: CYCLICAL (CONTINUED)
Isle of Capri Casinos                                                   7.000%     3/1/2014         USD       100,000  $   100,500
John Q Hammons Hotels LP/John Q Hammons Hotels Finance Corp. III        8.875     5/15/2012                    25,000       27,250
Kansas City Southern Railway                                            7.500     6/15/2009                    85,000       87,763
Meristar Hospitality Corp.                                              9.500      4/1/2010                    60,000       75,975
Meristar Hospitality Operating Partnership LP(*)                       10.500     6/15/2009                    65,000       69,550
Mohegan Tribal Gaming Authority(*)                                      8.000      4/1/2012                    65,000       69,550
Mohegan Tribal Gaming Authority(*)                                      7.125     8/15/2014                   105,000      109,988
Penn National Gaming, Inc. 144A(*)                                      6.750      3/1/2015                    20,000       19,850
Pinnacle Entertainment, Inc.                                            8.750     10/1/2013                    55,000       58,300
Seneca Gaming Corp. 144A                                                7.250      5/1/2012                    15,000       15,506
Speedway Motorsports, Inc.                                              6.750      6/1/2013                   110,000      113,300
Station Casinos, Inc.(*)                                                6.000      4/1/2012                   110,000      111,650
True Temper Sports, Inc.                                                8.375     9/15/2011                    35,000       32,463
Turning Stone Casino Resort Enterprise 144A                             9.125    12/15/2010                    85,000       89,888
                                                                                                                       -----------
                                                                                                                         1,573,578
                                                                                                                       -----------

SERVICES: NON-CYCLICAL--2.8%
Allied Waste North America                                              8.500     12/1/2008                    50,000       52,438
Browning-Ferris Industries                                              9.250      5/1/2021                    35,000       35,438
Coventry Health Care,Inc.                                               5.875     1/15/2012                   135,000      137,363
Kinetic Concepts, Inc.                                                  7.375     5/15/2013                    29,000       30,305
Neighborcare, Inc.                                                      6.875    11/15/2013                    15,000       15,675
Psychiatric Solutions 144A                                              7.750     7/15/2015                    10,000       10,000
Service Corp International 144A                                         7.000     6/15/2017                    25,000       25,688
Tenet Healthcare Corp. 144A                                             9.250      2/1/2015                   110,000      114,125
                                                                                                                       -----------
                                                                                                                           421,032
                                                                                                                       -----------

TECHNOLOGY & ELECTRONICS--1.9%
Communications & Power Industries, Inc.                                 8.000      2/1/2012                    10,000       10,050
Freescale Semiconductor Inc.(*)                                         6.875     7/15/2011                   210,000      222,600
Freescale Semiconductor, Inc. (a)(*)                                    5.891     7/15/2009                    55,000       57,131
                                                                                                                       -----------
                                                                                                                           289,781
                                                                                                                       -----------

TELECOMMUNICATIONS--5.1%
Airgate PCS, Inc. (a)                                                   6.891    10/15/2011                    15,000       15,338
Alamosa Delaware, Inc.                                                  8.500     1/31/2012                    55,000       57,681
American Tower Corp.                                                    9.375      2/1/2009                    24,000       25,170
Consolidated Communications Illinois/Texas Holdings, Inc. 144A          9.750      4/1/2012                    80,000       83,800
Hawaiian Telcom Communication 144A (a)                                  8.914      5/1/2013                    35,000       36,050
MCI, Inc.                                                               6.908      5/1/2007                    63,000       63,866
Panamsat Corp.                                                          9.000     8/15/2014                    22,000       24,008
Qwest Communications International 144A (a)                             7.268     2/15/2009                    65,000       63,863
Qwest Communications International 144A                                 7.500     2/15/2014                   130,000      123,013
Qwest Corp. 144A                                                        7.875      9/1/2011                   100,000      104,250
Rural Cellular Corp.                                                    8.250     3/15/2012                    30,000       31,350
Ubiquitel Operating Co.(*)                                              9.875      3/1/2011                    80,000       87,800
US Unwired, Inc. (a)                                                    7.660     6/15/2010                    65,000       66,788
                                                                                                                       -----------
                                                                                                                           782,977
                                                                                                                       -----------

UTILITIES--9.1%
AES Corp.                                                               8.875     2/15/2011                    35,000       39,025
AES Corp. 144A                                                          8.750     5/15/2013                   215,000      240,263
Aes Gener SA                                                            7.500     3/25/2014                    40,000       40,647
CMS Energy Corp.                                                        7.750      8/1/2010                    50,000       53,750
CMS Energy Corp.                                                        8.500     4/15/2011                    30,000       33,450
CMS Energy Corp.(*)                                                     9.875    10/15/2007                    60,000       65,400

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
DPL, Inc.                                                               6.875%     9/1/2011         USD       110,000  $   118,800
Monongahela Power                                                       6.700     6/15/2014                    35,000       39,858
MSW Energy Holdings                                                     7.375      9/1/2010                   110,000      112,750
Nevada Power Co.                                                        6.500     4/15/2012                    45,000       47,025
Nevada Power Co.                                                        5.875     1/15/2015                    90,000       90,450
Northwestern Corp. 144A                                                 5.875     11/1/2014                    25,000       25,625
NRG Energy, Inc. 144A                                                   8.000    12/15/2013                    33,000       34,815
Reliant Energy, Inc.                                                    6.750    12/15/2014                    75,000       73,313
Reliant Energy, Inc.                                                    9.250     7/15/2010                    25,000       27,250
TECO Energy, Inc.                                                       7.500     6/15/2010                    25,000       27,250
Texas Genco LLC/Financing 144A                                          6.875    12/15/2014                    65,000       68,413
Txu Corp. 144A                                                          4.800    11/15/2009                    85,000       83,450
Txu Corp. 144A                                                          5.550    11/15/2014                   170,000      164,876
                                                                                                                       -----------
                                                                                                                         1,386,410
                                                                                                                       -----------
Total Corporate Bonds (Cost $12,254,367)                                                                                12,677,191
                                                                                                                       -----------

MUNICIPAL--0.2%
South Carolina Tobacco Settlement Authority (Cost $26,902)              6.000     5/15/2022                    30,000       31,720
                                                                                                                       -----------

SOVEREIGN BONDS--1.5%
Republic of Argentina                                                   2.000      1/3/2010                    25,000       14,433
Republic of Argentina                                                   8.280    12/31/2033                    13,246       12,193
Republic of Brazil                                                      8.750      2/4/2025                     5,000        5,140
Republic of Brazil (a)                                                  2.063     4/15/2012                    24,706       23,764
Republic of Brazil(*)                                                  10.125     5/15/2027                     5,000        5,793
Republic of Colombia(*)                                                10.000     1/23/2012                     5,000        5,830
Republic of Colombia                                                   10.750     1/15/2013                     5,000        6,088
Republic of Colombia                                                    8.125     5/21/2024                     5,000        4,975
Republic of Ecuador 144A                                                8.000     8/15/2030                    10,000        8,400
Republic of Panama                                                      9.625      2/8/2011                     5,000        5,950
Republic of Peru                                                        5.000      3/7/2017                    17,000       16,193
Republic of Peru                                                        8.750    11/21/2033                     5,000        5,638
Republic of Venezuela                                                   5.375      8/7/2010                    25,000       23,250
Republic of Venezuela (a)                                               2.150     4/20/2011                    15,000       13,688
Russian Federation                                                      5.000     3/31/2030                    30,000       33,600
Russian Ministry of Finance                                             3.000     5/14/2008                    25,000       23,594
Ukraine Government Senior Notes                                        11.000     3/15/2007                    11,201       11,817
                                                                                                                       -----------
Total Sovereign Bonds (Cost $202,039)                                                                                      220,346
                                                                                                                       -----------

YANKEE BONDS--7.5%
Braskem Sa 144A                                                        12.500     11/5/2008                    10,000       11,738
Crown European Holdings SA                                              9.500      3/1/2011                   135,000      149,175
Intelsat Bermuda Ltd. 144A (a)                                          7.805     1/15/2012                    90,000       91,575
INVISTA 144A(*)                                                         9.250      5/1/2012                   120,000      131,100
Jean Coutu Group(*)                                                     7.625      8/1/2012                    25,000       25,813
JSG Funding PLC                                                         9.625     10/1/2012                    50,000       50,000
Norampac, Inc.                                                          6.750      6/1/2013                    25,000       25,063
Quebecor Media, Inc.                                                   11.125     7/15/2011                    50,000       55,563
Rogers Wireless Inc.                                                    8.000    12/15/2012                    50,000       53,875
Rogers Wireless, Inc. (a)                                               6.535    12/15/2010                    55,000       57,338
Royal Caribbean Cruises                                                 8.000     5/15/2010                    50,000       55,375
Royal Caribbean Cruises Ltd.                                            8.750      2/2/2011                   155,000      178,638
Royal Caribbean Cruises Ltd.                                            8.750     5/18/2021                    10,000        7,563
Russel Metals, Inc.                                                     6.375      3/1/2014                    25,000       23,375

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Stena AB                                                                9.625%    12/1/2012         USD        25,000  $    27,250
Stena AB                                                                7.500     11/1/2013                    25,000       24,625
Telenet Group Holding NV 144A Senior Step up Notes (b)*                 0.000     6/15/2014                    70,000       54,425
Tembec Industries, Inc.                                                 7.750     3/15/2012                    80,000       58,800
Tyco International Group SA                                             3.125     1/15/2023                    40,000       55,300
                                                                                                                       -----------
Total Yankee Bonds (Cost $1,083,810)                                                                                     1,136,591
                                                                                                                       -----------

FOREIGN DENOMINATED--1.9%

EURO--1.9%
Culligan Finance Corp., BV 144A                                         8.000     10/1/2014         EUR        30,000       38,397
General Motors Acceptance Corp.                                         5.375      6/6/2011                    30,000       32,296
NTL Cable Plc                                                           8.750     4/15/2014                    60,000       76,612
Remy Cointreau S.A. 144A                                                6.500      7/1/2010                    20,000       25,779
Telenet Communications NV 144A (a)                                      9.000    12/15/2013                    90,000      123,360
                                                                                                                       -----------
Total Foreign Denominated (Cost $263,220)                                                                                  296,444
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $13,870,338)                                                                                14,414,049
                                                                                                                       -----------

COMMON STOCKS--0.2%                                                                                             SHARES
                                                                                                                ------
MCI, Inc. (Cost $0)                                                                                 USD           949       24,399
                                                                                                                       -----------

CONVERTIBLE PREFERRED STOCKS--1.9%
Fannie Mae 7.00% CVT Pfd                                                                                           300      16,641
Omnicare, Inc. 4.00% CVT Pfd                                                                                       300      17,588
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                        5,900     259,574
                                                                                                                       -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $323,000)                                                                         293,803
                                                                                                                       -----------

WARRANTS--0.0%
Communications-0.0%
McLeodUSA, Inc., 04/17/2007 (@) (Cost $40,793)                                                      USD         3,379           17
                                                                                                                       -----------

INVESTMENT OF CASH COLLATERAL--13.7%
BlackRock Cash Strategies L.L.C. ((+)) (Cost $ 2,091,700)                                                   2,091,700    2,091,700
                                                                                                                       -----------

TOTAL UNAFFILIATED INVESTMENTS (Cost $16,325,831)                                                                       16,823,968
                                                                                                                       -----------

AFFILIATED INVESTMENTS--1.8%
Dreyfus Institutional Preferred Plus Money Market Fund ((+)(+)) (Cost $267,407)                               267,407      267,407
                                                                                                                       -----------

TOTAL INVESTMENTS--112.1% (COST $16,593,238)                                                                            17,091,375
LIABILITIES IN EXCESS OF OTHER ASSETS--(12.1%)                                                                          (1,842,808)
                                                                                                                       -----------
NET ASSETS--100.0%                                                                                                     $15,248,567
                                                                                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

CVT--Convertible
REIT--Real Estate Investment Trust
(a)   Variable Rate Security; rate indicated is as if 6/30/05.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
EUR--Euro
*     Security, or a portion of thereof, was on loan at 6/30/05.
Step Up--Coupon rate increases in increments to maturity. Rate disclosed is as of 6/30/05. Maturity date disclosed is the ultimate maturity.
@     Non-income producing
(+) Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
(++)  Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Portfolio held the following forward foreign currency exchange contracts:

                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT             USD AMOUNT         UNREALIZED
 CONTRACTS TO DELIVER                     AMOUNT           VALUE DATE        JUNE 30, 2005         TO RECEIVE          GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                             80,000          2/22/2006            $ 31,400              $ 27,220           $ (4,180)
Brazilian Real                             80,000          5/22/2006              30,572                30,155               (417)
Euro                                      244,000          9/21/2005             296,273               296,926                653
                                                                                --------              --------           --------
TOTAL                                                                           $358,245              $354,301           $ (3,944)
                                                                                ========              ========           ========

                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT              USD AMOUNT         UNREALIZED
 CONTRACTS TO RECEIVE                     AMOUNT           VALUE DATE        JUNE 30, 2005          TO DELIVER             GAIN
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                            160,000          2/22/2006            $ 62,801              $ 54,589           $  8,212
                                                                                ========              ========           ========

TOTAL

At June 30, 2005, the Portfolio held the following open swap contract:

DESCRIPTION                                                      EXPIRATION DATE          NOTIONAL AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch, dated 7/14/2004
to receive 1.60% per year times the notional amount.
The Portfolio makes payment, of the notional amount times
the difference between the par value and the then-market
value of Georgia Pacific Corp., 8.125% due 5/15/2011,
only upon a credit event by Georgia Pacific Corp.                6/20/2009               170,000 USD                  $ 2,450

Agreement with Bear Stearns, dated 11/17/2004
to receive the notional amount multiplied by 3.90700%
and to pay the notional amount multiplied by the
3 month LIBOR.                                                  11/19/2009                25,000 USD                      (58)

Agreement with Merrill Lynch, dated 7/14/04 to pay
0.77% per year times the notional amount. The Portfolio
receives payment, of the notional amount times the difference between the par value and the then-market value of
Mead Westvaco Corp., 6.85% due 4/01/2012, only upon a
credit event by Mead Westvaco Corp.                              6/20/2009               170,000 USD                     (750)

Agreement with Bear Stearns, dated 11/17/2004 to receive
2.84% per year times the notional amount. The Portfolio
makes payment, of the notional amount times the difference
between the par value and the then-market market value
of Ukraine Government, 7.65% due 6/11/13, only upon a
credit event by Ukraine Government.                             12/20/2009                25,000 USD                      858
                                                                                                                      -------
Total Swap Value                                                                                                      $ 2,500
                                                                                                                      =======

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $2,043,897 (Note 6))
    Unaffiliated issuers, at value (Note 1A) (cost $16,325,831)                                                    $16,823,968
    Affiliated issuers, at value (Note 1A) (cost $267,407) (Note 1H)                                                   267,407
  Cash                                                                                                                     299
  Foreign currency, at value (cost $67)                                                                                     69
  Receivable for investments sold                                                                                       33,198
  Interest and dividends receivable                                                                                    268,895
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                        8,865
  Swap contracts, at value (Note 5)                                                                                      3,308
  Prepaid expenses                                                                                                       6,656
                                                                                                                   -----------
    Total assets                                                                                                    17,412,665

LIABILITIES
  Collateral for securities on loan (Note 6)                                                $ 2,091,700
  Payable for investments purchased                                                              31,281
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                 4,597
  Swap contracts, at value (Note 5)                                                                 808
  Accrued professional fees                                                                      21,347
  Accrued accounting, administration and custody fees (Note 2)                                   10,417
  Accrued trustees' fees and expenses (Note 2)                                                    3,948
                                                                                            -----------
    Total liabilities                                                                                                2,164,098
                                                                                                                   -----------
NET ASSETS                                                                                                         $15,248,567
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                                 $  1,277,248
  Interest income from affiliated investments (Note 1H)                                                                  5,286
  Security lending income (Note 6)                                                                                       7,517
  Dividend income (net of foreign withholding taxes of $338)                                                            20,452
                                                                                                                  ------------
    Total investment income                                                                                          1,310,503

EXPENSES
  Investment advisory fee (Note 2)                                                         $     89,918
  Accounting, administration and custody fees (Note 2)                                           51,248
  Professional fees                                                                              23,805
  Trustees' fees and expenses (Note 2)                                                            5,342
  Miscellaneous expenses                                                                          3,101
                                                                                           ------------
    Total expenses                                                                              173,414

DEDUCT:
  Waiver of investment advisory fee (Note 2)                                                    (83,502)
                                                                                           ------------
    Net expenses                                                                                                        89,912
                                                                                                                  ------------
      Net investment income                                                                                          1,220,591
                                                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                     1,159,484
    Swap transactions                                                                             1,347
    Foreign currency transactions and forward foreign currency exchange contracts                90,337
                                                                                           ------------
      Net realized gain (loss)                                                                                       1,251,168
    Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                    (2,638,981)
    Swaps transactions                                                                           (4,758)
    Foreign currency and forward currency exchange contracts                                     51,615
                                                                                           ------------
      Change in net unrealized appreciation (depreciation)                                                          (2,592,124)
                                                                                                                  ------------
        Net realized and unrealized gain (loss)                                                                     (1,340,956)
                                                                                                                  ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                                        $   (120,365)
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE
                                                                                  SIX MONTHS ENDED         FOR THE
                                                                                    JUNE 30, 2005         YEAR ENDED
                                                                                     (UNAUDITED)       DECEMBER 31, 2004
                                                                                     -----------       -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income                                                             $  1,220,591          $  4,084,657
  Net realized gain (loss)                                                             1,251,168             1,476,264
  Change in net unrealized appreciation (depreciation)                                (2,592,124)             (438,129)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                                 (120,365)            5,122,792
                                                                                    ------------          ------------

CAPITAL TRANSACTIONS
  Contributions                                                                        1,981,466            10,724,449
  Withdrawals                                                                        (43,340,620)          (16,197,718)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from capital transactions                    (41,359,154)           (5,473,269)
                                                                                    ------------          ------------
TOTAL INCREASE IN NET ASSETS                                                         (41,479,519)             (350,477)

NET ASSETS
  At beginning of period                                                              56,728,086            57,078,563
                                                                                    ------------          ------------
  At end of period                                                                  $ 15,248,567          $ 56,728,086
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       FOR THE
                                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2005  ------------------------------------------------------------
                                                     (UNAUDITED)     2004         2003         2002        2001(a)       2000
                                                      --------     --------     --------     --------     --------     --------
TOTAL RETURN (b)                                          1.47%(c)     9.56%       21.76%        4.71%        1.54%        2.84%
Ratios/Supplemental Data:
   Expenses (to average daily net assets)*                0.50%(d)     0.50%        0.50%        0.50%        0.50%        0.37%
   Net Investment Income (to average
        daily net assets)*                                6.83%(d)     7.28%        7.79%        8.66%        8.87%       10.37%
   Portfolio Turnover                                       10%(c)       51%          80%         130%         117%         148%
   Net Assets, End of Year (000's omitted)            $ 15,249     $ 56,728     $ 57,079     $ 44,144     $ 47,048     $ 31,818

-----------
(*) For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Ratios (to average daily net assets):
     Expenses(*)                                          0.97%(d)     0.76%        0.85%        0.82%        0.81%        0.89%
     Net investment income(*)                             6.36%(d)     7.02%        7.44%        8.34%        8.56%        9.85%

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 9.20% to 8.87%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return, consisting primarily of a high level of income. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants.

     At June 30, 2005 there was one fund, Standish Mellon High Yield Bond Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2005 was approximately 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date of shareholder transactions. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. INCOME TAXES

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually its net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. EXPENSES

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets for the period ended June 30, 2005. Pursuant to this agreement, for the period ended June 30, 2005, Standish Mellon voluntarily did not impose $83,502 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio paid $51,414 during the period ended June 30, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 6 for further details.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust and the Portfolio Trust will pay for a portion of the salary of the Trust's and the Portfolio Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2005 were as follows:

                                           PURCHASES             SALES
                                          -----------         -----------
     Investments (non-U.S.
        Government Securities)            $ 3,564,780         $42,342,227
                                          ===========         ===========

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

                  Aggregate Cost                              $16,593,238
                                                              ===========
                  Gross unrealized appreciation                   723,475
                  Gross unrealized depreciation                  (225,338)
                                                              -----------
                  Net unrealized appreciation (depreciation)  $   498,137
                                                              ===========

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2005, the Portfolio did not hold any option transactions.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2005, the Portfolio held foreign currency exchange contracts. See Schedule of Investments for further details.

     SWAP AGREEMENTS

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2005, the Portfolio held swap contracts. See Schedule of Investments for further details.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2005 resulting in $7,517 of security lending income. At June 30, 2005, the Portfolio had securities valued at $2,043,897 on loan. See the Statement of Investments for further detail on the security positions on loan and collateral held.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. See Schedule of Investments for further details.

     At June 30, 2005, the Portfolio did not hold delayed delivery securities.

(8)  CONCENTRATION OF RISK:

     The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(9) LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, a facility fee of $281 was allocated to the Portfolio

     During the period ended June 30, 2005, the Portfolio had average borrowings outstanding of $591,247 on a total of thirty eight days and incurred $2,063 of interest expense.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None         Fund: $250
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,                                     Portfolio: $747
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None         Fund: $250
c/o Essex Street Associates               11/3/1986         Associates (family                                      Portfolio: $815
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None         Fund: $250
c/o Harvard University                    9/13/1989         Professor of Political                                  Portfolio: $747
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None         Fund: $250
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)                                   Portfolio: $747
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003      President and Chief            30             None         Fund: $0
Mellon Institutional        and Chief                       Operating Officer of                                     Portfolio: $0
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                                                    TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Management                                                                      Asset Management; formerly Shareholder
One Boston Place                                                                Representative, Standish Mellon
Boston, MA 02108                                                                Asset Management Company LLC
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional
Mellon Institutional              Compliance                                    Asset Management and Chief Compliance
Asset Management                    Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                Director, Blackrock, Inc., Senior Vice President,
Boston, MA 02108                                                                State Street Research & Management Company ("SSRM"),
4/8/57                                                                          Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0943SA0605

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                  STANDISH MELLON
                                   GLOBAL FIXED INCOME FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http:
//melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                     SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            EXPENSES PAID
                                        BEGINNING                    ENDING              DURING PERIOD(+)
                                      ACCOUNT VALUE               ACCOUNT VALUE            JANUARY 1, 2005
                                     JANUARY 1, 2005              JUNE 30, 2005           TO JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------
Actual                                  $1,000.00                   $1,027.00                  $3.27
Hypothetical (5% return
  per year before expenses)             $1,000.00                   $1,021.57                  $3.26

-------
(+) Expenses are equal to the Fund's annualized expense ratio of .65%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

              PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                PERCENTAGE OF
     TOP TEN HOLDINGS(*)                                        RATE             MATURITY         NET ASSETS
     ----------------------------------------------------------------------------------------------------------
     Australian Government                                      5.250            8/15/2010          12.2%
     United Kingdom Gilt                                        4.000             3/7/2009           7.5
     U.S. Treasury Inflation-Indexed Bond                       3.375            1/15/2007           7.2
     Netherlands Government Bond                                5.500            7/15/2010           6.3
     United Kingdom Gilt                                        4.750             6/7/2010           4.0
     Belgium Government Bond                                    4.250            9/28/2013           3.9
     Singapore Government                                       5.625             7/1/2008           3.4
     United Kingdom Gilt                                        8.000            9/27/2013           2.0
     Swedish Government                                         5.250            3/15/2011           2.0
     FCE Bank PLC                                               2.389            6/28/2006           2.0
                                                                                                  ------
                                                                                                    50.5%

     *    Excluding short-term investments and investment of cash collateral.


                                      PERCENTAGE OF
     TOP TEN COUNTRIES                 INVESTMENTS
     --------------------------------------------
     United States                         26.1%
     United Kingdom                        17.4
     Australia                             15.2
     Netherlands                            8.5
     Belgium                                4.1
     Germany                                3.5
     Singapore                              3.4
     Denmark                                3.0
     France                                 2.8
     Sweden                                 2.2
                                         ------
                                           86.2%


                                      PERCENTAGE OF
     ECONOMIC SECTOR ALLOCATION        INVESTMENTS
     --------------------------------------------
     Government                            62.6%
     Credit                                29.1
     Mortgage pass thru                     1.9
     Collateralized                         1.2
     ABS/CMBS/CMO                           0.5
     Emerging Markets                       4.7
                                         ------
                                          100.0%

     The Standish Mellon Global Fixed Income Fund invests all of its investable assets in an interest of the Standish Mellon Global Fixed Income Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Global Fixed Income Portfolio (Portfolio), at value (Note 1A)                      $73,398,093
  Prepaid expenses                                                                                                       9,095
                                                                                                                   -----------
    Total assets                                                                                                    73,407,188

LIABILITIES
 Accrued professional fees                                                                   $     8,688
 Accrued transfer agent fees (Note 2)                                                              4,187
 Accrued trustees' fees (Note 2)                                                                     492
                                                                                             -----------
    Total liabilities                                                                                                   13,367
                                                                                                                   -----------

NET ASSETS                                                                                                         $73,393,821
                                                                                                                   ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $88,958,030
  Accumulated net realized loss                                                                                    (16,611,280)
  Undistributed net investment income                                                                                  304,512
  Net unrealized appreciation                                                                                          742,559
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $73,393,821
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            3,638,103
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     20.17
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                                          $1,587,147
  Expenses allocated from Portfolio                                                                                   (233,991)
                                                                                                                   -----------
    Net investment income allocated from Portfolio                                                                   1,353,156

EXPENSES
 Transfer agent fees (Note 2)                                                                $     3,677
 Registration fees                                                                                12,967
 Professional fees                                                                                 9,324
 Trustees' fees (Note 2)                                                                             993
 Insurance expense                                                                                   744
 Miscellaneous expenses                                                                            4,612
                                                                                             -----------
    Total expenses                                                                                32,317

DEDUCT:
 Reimbursement of Fund operating expenses (Note 2)                                               (32,317)
                                                                                             -----------
    Net expenses                                                                                                            --
                                                                                                                   -----------
      Net investment income                                                                                          1,353,156
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio                                                                  5,846,173
  Change in unrealized appreciation (depreciation) allocated from Portfolio                                         (5,256,205)
                                                                                                                   -----------
    Net realized and unrealized gain (loss) allocated from Portfolio                                                   589,968
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $ 1,943,124
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE
                                                                                  SIX MONTHS ENDED         FOR THE
                                                                                    JUNE 30, 2005         YEAR ENDED
                                                                                     (UNAUDITED)       DECEMBER 31, 2004
                                                                                     -----------       -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income                                                             $  1,353,156          $  3,709,860
  Net realized gain (loss)                                                             5,846,173             8,814,993
  Change in net unrealized appreciation (depreciation)                                (5,256,205)           (7,922,754)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                                1,943,124             4,602,099
                                                                                    ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                                  --            (6,932,393)
                                                                                    ------------          ------------
  Total distributions to shareholders                                                         --            (6,932,393)
                                                                                    ------------          ------------

FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                       544,392             2,287,428
  Value of shares issued to shareholders in reinvestment of distributions                     --             6,021,997
  Cost of shares redeemed                                                             (1,334,809)          (79,923,935)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions                    (790,417)          (71,614,510)
                                                                                    ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                1,152,707           (73,944,804)

NET ASSETS
  At beginning of period                                                              72,241,114           146,185,918
                                                                                    ------------          ------------
  At end of period (including undistributed net
    investment income of $304,512 and distributions
    in excess of net investment income of $1,048,644)                               $ 73,393,821          $ 72,241,114
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    --------------------------------------------------------------------
                                               (UNAUDITED)       2004           2003           2002          2001(A)         2000
                                                --------       --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF THE YEAR          $  19.64       $  20.67       $  19.43       $  18.45       $  18.53       $  18.76
                                                --------       --------       --------       --------       --------       --------
FROM OPERATIONS:
   Net investment income(*) (b)                     0.37           0.83           0.75           0.82           0.84           1.06
   Net realized and unrealized gain
        (loss) on investments                       0.16           0.20           0.49           0.44          (0.01)(c)       0.71
                                                --------       --------       --------       --------       --------       --------
Total from operations                               0.53           1.03           1.24           1.26           0.83           1.77
                                                --------       --------       --------       --------       --------       --------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                         --          (2.06)            --          (0.27)         (0.91)         (2.00)
   From tax return of capital                         --             --             --          (0.01)            --             --
                                                --------       --------       --------       --------       --------       --------
Total distributions to shareholders                   --          (2.06)            --          (0.28)         (0.91)         (2.00)
                                                --------       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF YEAR                    $  20.17       $  19.64       $  20.67       $  19.43       $  18.45       $  18.53
                                                ========       ========       ========       ========       ========       ========

TOTAL RETURN (D)                                    2.70%(e)       4.98%          6.38%          6.94%          4.51%          9.79%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(*(f))     0.65%(g)       0.65%          0.65%          0.60%          0.56%          0.56%
   Net Investment Income (to average
        daily net assets)(*)                        3.76%(g)       3.86%          3.74%          4.43%          4.46%          5.59%
   Net Assets, End of Year (000's omitted)      $ 73,394       $ 72,241       $146,186       $164,582       $359,358       $373,739

-------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share (b)        $   0.36       $   0.83       $   0.74            N/A            N/A            N/A
     Ratios (to average daily net assets):
       Expenses (f)                                 0.79%(g)       0.68%          0.70%           N/A            N/A            N/A
       Net investment income                        3.62%(g)       3.83%          3.69%           N/A            N/A            N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 4.50% to 4.46%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated based on average shares outstanding,
(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values for the Fund.
(d)  Total return would have been lower in the absence of expense waivers.
(e)  Not annualized.
(f)  Includes the Fund's share of the Portfolio's allocated expenses.
(g)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of Standish Mellon Global Fixed Income Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT TRANSACTIONS AND INCOME

     Investment transactions in the Portfolio are recorded as of the settlement date of shareholder transactions. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications to undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and it's pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the period ended June 30, 2005, Standish Mellon voluntarily reimbursed the Fund for $32,317 of its operating expenses.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $5,484 during the period ended June 30, 2005.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust and the Portfolio Trust will pay a portion of the salary of the Trust's and the Portfolio Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2005, aggregated $646,349 and $2,264,008, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                    FOR THE
                                                                                SIX MONTHS ENDED             FOR THE
                                                                                  JUNE 30, 2005             YEAR ENDED
                                                                                   (UNAUDITED)           DECEMBER 31, 2004
                                                                                   ------------            ------------
     Shares sold                                                                         27,446                 123,648
        Shares issued to shareholders
          reinvestment of distributions declared                                            --                  306,932
        Shares redeemed                                                                 (67,087)             (3,825,212)
                                                                                   ------------            ------------
        Net increase (decrease)                                                         (39,641)             (3,394,632)
                                                                                   ============            ============

     At June 30, 2005, two shareholders of record held approximately 69% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund did not collect any redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation/ (depreciation) information.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--98.4%

BONDS AND NOTES--98.3%

COLLATERALIZED MORTGAGE OBLIGATION--0.4%
Crown Castle Towers LLC, 2005-1A D 144A (Cost $320,000)                 5.612%    6/15/2035         USD       320,000  $   321,288
                                                                                                                       -----------

CORPORATE--12.0%
BANKING--0.8%
Hibernia Corp.                                                          5.350      5/1/2014                   245,000      251,416
JPMorgan Chase & Co.                                                    5.125     9/15/2014                   360,000      368,262
                                                                                                                       -----------
                                                                                                                           619,678
                                                                                                                       -----------

BASIC MATERIALS--0.4%
Freeport-McMoRan Copper & Gold, Inc.                                   10.125      2/1/2010                   130,000      144,625
Georgia-Pacific Corp.                                                   8.875      2/1/2010                   115,000      130,525
                                                                                                                       -----------
                                                                                                                           275,150
                                                                                                                       -----------

COMMUNICATIONS--2.1%
Clear Channel Communication                                             4.900     5/15/2015                   185,000      166,633
COX Communications Inc.                                                 7.125     10/1/2012                   295,000      330,819
Dex Media West LLC/Dex Media Finance Co.                                8.500     8/15/2010                    70,000       76,300
Dex Media West LLC/Dex Media Finance Co.                                9.875     8/15/2013                    69,000       78,660
DirecTV Holdings LLC                                                    8.375     3/15/2013                    78,000       86,385
News America Holdings                                                   9.250      2/1/2013                   180,000      227,498
Qwest Corp. 144A (a)                                                    6.671     6/15/2013                   175,000      179,156
RH Donnelley Finance Corp. 144A                                         8.875    12/15/2010                    50,000       54,625
Salem Communications Corp.                                              7.750    12/15/2010                    90,000       93,600
Univision Communications, Inc.                                          7.850     7/15/2011                   200,000      227,199
                                                                                                                       -----------
                                                                                                                         1,520,875
                                                                                                                       -----------

CONSUMER CYCLICAL--0.3%
Mohegan Tribal Gaming Authority                                         8.000      4/1/2012                   100,000      107,000
Office Depot, Inc.                                                      6.250     8/15/2013                    30,000       31,454
Yum! Brands, Inc.                                                       8.875     4/15/2011                    75,000       90,872
                                                                                                                       -----------
                                                                                                                           229,326
                                                                                                                       -----------

CONSUMER NONCYCLICAL--0.5%
Kroger Co.                                                              8.000     9/15/2029                   185,000      232,722
Southern Natural Gas Co.                                                8.875     3/15/2010                   100,000      109,693
                                                                                                                       -----------
                                                                                                                           342,415
                                                                                                                       -----------

ENERGY--0.5%
Halliburton Co.                                                         5.500    10/15/2010                   125,000      131,091
Petronas Capital Ltd. 144A                                              7.875     5/22/2022                   160,000      203,631
                                                                                                                       -----------
                                                                                                                           334,722
                                                                                                                       -----------

FINANCIAL--4.9%
ACE Capital Trust II                                                    9.700      4/1/2030                   195,000      269,118
Amescap PLC                                                             5.375    12/15/2014                   205,000      208,068
Boston Properties, Inc.                                                 6.250     1/15/2013                    85,000       92,615
Chevy Chase Bank FSB                                                    6.875     12/1/2013                   295,000      304,588
Duke Realty Corp REIT                                                   5.250     1/15/2010                   175,000      179,971
EOP Operating LP                                                        7.000     7/15/2011                   250,000      277,217
EOP Operating LP                                                        7.875     7/15/2031                   155,000      195,212
Glencore Funding LLC 144A                                               6.000     4/15/2014                    95,000       91,095
International Lease Finance Corp.                                       5.000     4/15/2010                   180,000      183,549
Jefferies Group, Inc.                                                   5.500     3/15/2016                   110,000      111,295
Nationwide Mutual Insurance 144A                                        7.875      4/1/2033                   215,000      270,154
Nisource Finance Corp.                                                  6.150      3/1/2013                   150,000      162,097
Nordea Bank 144A                                                        7.500     1/30/2007                   445,000      464,736
Residential Capital Corp. 144A                                          6.375     6/30/2010                    75,000       75,361
Residential Capital Corp. 144A                                          6.875     6/30/2015                   130,000      132,863

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Residential Capital Corp. 144A (a)                                      4.835%    6/29/2007         USD       230,000  $   230,086
Washington Mutual, Inc.                                                 4.625      4/1/2014                   365,000      355,381
                                                                                                                       -----------
                                                                                                                         3,603,406
                                                                                                                       -----------

INDUSTRIAL--0.8%
American Standard, Inc.                                                 7.375      2/1/2008                   145,000      154,387
Jefferson Smurfit Corp. US                                              8.250     10/1/2012                    15,000       15,075
Republic Services, Inc.                                                 6.750     8/15/2011                   150,000      166,690
Waste Management, Inc.                                                  6.875     5/15/2009                   245,000      265,247
                                                                                                                       -----------
                                                                                                                           601,399
                                                                                                                       -----------

TECHNOLOGY & ELECTRONICS--0.1%
Freescale Semiconductor, Inc. (a)                                       5.891     7/15/2009                   100,000      103,875
                                                                                                                       -----------

UTILITIES--1.6%
AES Corp. 144A                                                          8.750     5/15/2013                   100,000      111,750
FirstEnergy Corp.                                                       6.450    11/15/2011                   260,000      284,083
Niagara Mohawk Power Corp.                                              7.750     10/1/2008                   175,000      192,275
Progress Energy Inc.                                                    7.000    10/30/2031                   230,000      265,649
TXU Energy Co.                                                          7.000     3/15/2013                   270,000      301,113
                                                                                                                       -----------
                                                                                                                         1,154,870
                                                                                                                       -----------
Total Corporate (Cost $8,785,716)                                                                                        8,785,716
                                                                                                                       -----------

SOVEREIGN BONDS--3.6%
Argentina Bonos (a)                                                     1.162      8/3/2012                   400,000      361,600
Egyptian Treasury Note 144A                                             7.500      8/4/2005                   175,000      177,763
Republic of Brazil (a)                                                  2.063     4/15/2012                   107,060      102,979
Republic of El Salvador                                                 8.500     7/25/2011                   160,000      184,800
Republic of Panama                                                      8.875     9/30/2027                    60,000       71,550
Republic of Philippines                                                 9.375     1/18/2017                   165,000      176,550
Republic of South Africa                                                9.125     5/19/2009                    60,000       69,675
Republic of South Africa                                                9.125     4/25/2012                   120,000      138,000
Republic of Venezuela                                                   7.650     4/21/2025                   200,000      180,000
Russian Federation                                                     12.750     6/24/2028                   155,000      280,550
Russian Federation                                                      5.000     3/31/2030                   485,000      543,200
Russian Ministry of Finance                                             3.000     5/14/2008                   190,000      179,313
Salomon Brothers AF for Tyumen Oil Co.                                 11.000     11/6/2007                   125,000      138,363
Ukraine Government Senior Notes                                        11.000     3/15/2007                    54,136       57,113
                                                                                                                       -----------
Total Sovereign Bonds (Cost $2,617,700)                                                                                  2,661,456
                                                                                                                       -----------

YANKEE BONDS--1.9%
Amvescap PLC                                                            5.375     2/27/2013                   130,000      133,753
Carnival Corp.                                                          3.750    11/15/2007                   265,000      262,383
Chuo Mitsui Trust & Banking 144A (a)                                    5.506     2/15/2049                   365,000      358,585
Ispat Inland Ulc                                                        9.750      4/1/2014                   137,000      159,605
Naftogaz Ukrainy                                                        8.125     9/30/2009                   100,000      105,250
Rogers Wireless, Inc.                                                   7.500     3/15/2015                    45,000       48,938
Teck Cominco Ltd.                                                       7.000     9/15/2012                    85,000       94,916
Tyco International Group SA                                             6.000    11/15/2013                   175,000      190,311
                                                                                                                       -----------
Total Yankee Bonds (Cost $1,333,325)                                                                                     1,353,741
                                                                                                                       -----------

U.S. GOVERNMENT AGENCY--1.8%

PASS THRU SECURITIES--1.8%
FNMA                                                                    5.500      1/1/2034                   540,441      548,330
FNMA (TBA)#                                                             6.500      7/1/2035                   760,000      786,363
                                                                                                                       -----------
Total U.S. Government Agency (Cost $1,340,326)                                                                           1,334,693
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--8.6%
U.S. Treasury Inflation-Indexed Bond                                    3.375%    1/15/2007         USD     5,102,298  $ 5,264,337
U.S. Treasury Note                                                      6.625     5/15/2007                   105,000      110,619
U.S. Treasury Note                                                      3.250     8/15/2008                   700,000      691,277
U.S. Treasury Note                                                      5.000     2/15/2011                   255,000      270,928
                                                                                                                       -----------
Total U.S. Treasury Obligations (Cost $6,368,604)                                                                        6,337,161
                                                                                                                       -----------

FOREIGN DENOMINATED--70.0%
AUSTRALIA--15.1%
Australian Government                                                   5.250     8/15/2010         AUD    11,670,000    8,934,104
Australian Government                                                   6.250     4/15/2015                 1,140,000      942,428
Australian Government                                                   6.000     2/15/2017                 1,510,000    1,232,580
                                                                                                                       -----------
                                                                                                                        11,109,112
                                                                                                                       -----------

CANADA--0.7%
Canadian Pacific Railway Ltd 144A                                       4.900     6/15/2010         CAD       620,000      531,180
                                                                                                                       -----------

DENMARK--1.2%
Realkredit Danmark A/S                                                  4.000      1/1/2006         DKK     5,140,000      842,123
                                                                                                                       -----------

EURO--30.8%
Allied Irish Bank UK (a)                                                4.781    12/10/2049         EUR       160,000      192,329
ASIF III                                                                4.750     9/11/2013                   270,000      356,595
Autostrade SpA (a)                                                      2.552      6/9/2011                   300,000      365,090
Barclays Bank PLC (a)                                                   4.875    12/15/2014                   150,000      185,617
Belgium Government Bond                                                 4.250     9/28/2013                 2,165,000    2,859,908
Bombardier, Inc.                                                        5.750     2/22/2008                   280,000      340,816
Bundesobligation                                                        4.500     8/17/2007                   830,000    1,054,911
Bundesrepub Deutschland                                                 5.250      7/4/2010                   130,000      177,338
Bundesschatzanweisungen                                                 2.750     6/23/2006                   135,000      164,547
Citigroup, Inc.                                                         2.237      6/3/2011                   370,000      448,562
Daimlerchrysler International Finance                                   7.000     3/21/2011                   125,000      179,262
Deutsche Bundesrepublik                                                 4.000      1/4/2028                    45,000       57,914
Deutsche Republic                                                       4.750      7/4/2034                   665,000      960,020
Deutsche Telekom International Finance BV                               6.625     7/11/2011                   165,000      237,805
FCE Bank PLC (a)                                                        2.389     6/28/2006                 1,205,000    1,431,431
Finmeccanica SpA                                                        4.875     3/24/2025                   175,000      218,535
Ford motor Credit Co.                                                   4.875     1/15/2010                   155,000      173,643
France Telecom                                                          7.250     1/28/2013                   155,000      235,208
France Telecom                                                          8.125     1/28/2033                   200,000      373,499
French Treasury Note                                                    4.500     7/12/2006                 1,015,000    1,258,873
GE Capital European Funding                                             2.198      5/4/2011                   370,000      447,693
General Motors Acceptance Corp. (a)                                     3.710      7/5/2005                   255,000      308,627
Glencore Finance Europe SA/Luxembourg                                   5.375     9/30/2011                   280,000      351,558
GMAC International Finance BV (a)                                       3.876      8/4/2006                   415,000      496,649
Hellenic Republic                                                       3.700     7/20/2015                   800,000      995,265
Hilton Group Finance PLC                                                6.500     7/17/2009                   125,000      170,929
HSBC Finance Corp.                                                      6.500      5/5/2009                   300,000      413,517
Kappa Beheer BV                                                        10.625     7/15/2009                   135,000      168,292
Kingdom of Denmark                                                      3.125    10/15/2010                 1,075,000    1,336,247
Linde Finance BV                                                        6.000     7/29/2049                   180,000      234,977
MPS Capital Trust I                                                     7.990      2/7/2011                   160,000      235,108
National Westminster Bank PLC                                           6.625     10/5/2009                    70,000       97,187
Netherlands Government Bond                                             5.500     7/15/2010                 3,355,000    4,621,993
Nordea Bank Sweden AB                                                   6.000    12/13/2010                   140,000      172,168
Owens-Brockway Glass Containers                                         6.750     12/1/2014                    95,000      118,428

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
Telecom Italia Finance SA                                               7.000%    4/20/2011         EUR       185,000  $   267,731
Telenet Communications NV 144A                                          9.000    12/15/2013                    75,000      102,800
Tyco International Group SA                                             5.500    11/19/2008                   140,000      184,183
Veolia Environnement                                                    4.875     5/28/2013                   135,000      179,770
Volkswagen International Finance NV                                     4.875     5/22/2013                   180,000      235,149
West LB Covered Bond Bank 144A                                          4.000     3/25/2014                   150,000      193,109
                                                                                                                       -----------
                                                                                                                        22,603,283
                                                                                                                       -----------

MEXICO--0.3%
Mexican Fixed Rate Bonds                                                0.000    12/19/2013         MXN     2,565,000      220,038
                                                                                                                       -----------

JAPAN--1.7%
European Investment Bank                                                1.400     6/20/2017         JPY   135,000,000    1,229,608
                                                                                                                       -----------

SINGAPORE--3.4%
Singapore Government                                                    5.625      7/1/2008         SGD     3,780,000    2,473,263
                                                                                                                       -----------

SWEDEN--2.0%
Swedish Government                                                      5.250     3/15/2011         SEK     9,895,000    1,449,844
                                                                                                                       -----------

UNITED KINGDOM--14.8%
Inco                                                                   15.750     7/15/2006         GBP       200,000      383,926
United Kingdom Gilt                                                     4.000      3/7/2009                 3,085,000    5,521,488
United Kingdom Gilt                                                     4.750      6/7/2010                 1,585,000    2,928,992
United Kingdom Gilt                                                     8.000     9/27/2013                   645,000    1,464,799
United Kingdom Gilt                                                     4.250      6/7/2032                   325,000      586,658
                                                                                                                       -----------
                                                                                                                        10,885,863
                                                                                                                       -----------
Total Foreign Denominated (Cost $50,686,045)                                                                            51,344,314
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $71,451,716)                                                                                72,138,369
                                                                                                                       -----------

CONVERTIBLE PERFERRED STOCKS--0.1%                                                                            SHARES
                                                                                                              ------
Fannie Mae 5.375% CVT Pfd (Cost $100,000)                                                                           1       96,855
                                                                                                                       -----------

TOTAL UNAFFILIATED INVESTMENTS (Cost $71,551,716)                                                                       72,235,224
                                                                                                                       -----------

AFFILIATED INVESTMENTS--0.9%
Dreyfus Institutional Preferred Plus Money Market Fund + (Cost $672,783)                                      672,783      672,783
                                                                                                                       -----------

TOTAL INVESTMENTS--99.3% (Cost $72,224,499)                                                                             72,908,007
OTHER ASSETS, LESS LIABILITIES--0.7%                                                                                       490,086
                                                                                                                       -----------
NET ASSETS--100%                                                                                                       $73,398,093
                                                                                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD--Australian Dollar
CAD--Canadian Dollar
CVT--Convertible
DKK--Danish Krone
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
NZD--New Zealand Dollar
SEK--Swedish Krona
SGD--Singapore Dollar
(a)  Variable Rate Security; rate indicated is as if 06/30/2005.
 +     Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Portfolio held the following forward foreign currency exchange contracts:

                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT             USD AMOUNT         UNREALIZED
 CONTRACTS TO DELIVER                     AMOUNT           VALUE DATE        JUNE 30, 2005         TO RECEIVE          GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                      14,160,000          9/21/2005         $10,718,846           $10,728,957        $   10,111
Brazilian Real                            525,000          2/10/2006             206,856               188,324           (18,532)
Canadian Dollar                           620,000          9/21/2005             507,419               496,835           (10,584)
Danish Krone                            7,820,000          9/21/2005           1,274,571             1,277,548             2,977
Euro                                   18,523,000          9/21/2005          22,491,237            22,469,197           (22,040)
British Pound Sterling                  5,780,000          9/21/2005          10,327,848            10,438,044           110,196
Japanese Yen                          134,710,000          9/21/2005           1,224,660             1,247,315            22,655
Swedish Krona                          10,570,000          9/21/2005           1,359,720             1,378,186            18,466
Singapore Dollar                        4,320,000          9/21/2005           2,571,220             2,582,188            10,968
                                                                             -----------           -----------        ----------
Total                                                                        $50,682,377           $50,806,594        $  124,217
                                                                             ===========           ===========        ==========


                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT             USD AMOUNT         UNREALIZED
 CONTRACTS TO RECEIVE                     AMOUNT           VALUE DATE        JUNE 30, 2005         TO DELIVER          GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                            435,000          9/21/2005         $   180,138           $   170,254        $    9,884

Brazilian Real                            525,000          2/10/2006             206,855               175,000            31,855
                                                                             -----------           -----------        ----------
Total                                                                        $   386,993           $   345,254        $   41,739
                                                                             ===========           ===========        ==========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Portfolio held the following open swap contract:

DESCRIPTION                                                          EXPIRATION DATE             NOTIONAL AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan, dated 5/13/2005 to receive
the notional amount multiplied by 4.115% and to pay
the notional amount multiplied by the 3 month LIBOR.                    5/17/2008                 3,465,000 USD          $  10,533

Agreement with JPMorgan, dated 5/13/2005 to pay
the notional amount multiplied by 4.59% and to receive
the notional amount multiplied by the 3 month LIBOR.                    5/17/2015                 3,465,000 USD            (71,365)

Agreement with Bear Stearns, dated 5/24/2005 to pay 0.415%
per year times the notional amount. The Portfolio receives
payment of the notional amount times the difference between
the par value and the then-market value of Alcoa, Inc., 6.00%
due 1/15/2012, only upon a credit event by Alcoa, Inc.                  6/20/2010                 107,000 USD                 (535)

Agreement with Bear Stearns, dated 5/17/2005 to pay 0.52%
per year times the notional amount. The Portfolio receives
payment of the notional amount times the difference between
the par value and the then-market value of Alcoa, Inc., 6.50%
due 6/01/2011,  only upon a credit event by Alcoa, Inc.                 6/20/2010                 238,000 USD               (2,325)

Agreement with Bear Stearns, dated 5/24/2005 to pay 0.31%
per year times the notional amount. The Portfolio receives
payment of the notional amount times the difference between
the par value and the then-market value of Conocophillips, 4.75%
due 10/15/2012, only upon a credit event by Conocophillips.             6/20/2010                 345,000 USD                  (79)

Agreement with Citigroup, dated 4/25/2005 to receive 4.00%
per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of the Ford Motor Credit Co., 7.00%
due 10/01/2013, only upon a credit event by the Ford Motor Credit Co.   6/20/2008                 350,000 USD                4,052

Agreement with Bear Stearns, dated 11/17/2004 to receive
the notional amount multiplied by 3.907% and to pay the
notional amount multiplied by the 3 month LIBOR.                       11/19/2009                 150,000 USD                 (347)

Agreement with Bear Stearns, dated 5/17/2005 to pay 0.40%
per year times the notional amount. The Portfolio receives payment of the notional amount times the difference between the par value and the then-market value of Nucor Corp., 4.875% due 10/01/2012,
only upon a credit event by Nucor Corp.                                 6/20/2010                 162,000 USD                 (757)

Agreement with Bear Stearns, dated 11/17/2004 to receive 2.84%
per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of Ukraine Government, 7.65%
due 6/11/2013, only upon a credit event by Ukraine Government.         12/20/2009                 150,000 USD                5,144

Agreement with Citigroup, dated 4/25/2005 to pay 4.50% per year times the notional amount. The Portfolio receives payment of the notional amount times the difference between the par value and the then-market value of the Ford Motor Credit Co., 7.00% due 10/01/2013,
only upon a credit event by the Ford Motor Credit Co.                   6/20/2010                 240,000 USD               (3,455)
                                                                                                                         ---------
Total Swap Value                                                                                                         $ (59,134)
                                                                                                                         =========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities
    Unaffiliated issuers, at value (Note 1A) (cost $71,551,716)                                                    $72,235,224
    Affiliated issuers, at value (Note 1A) (cost $672,783) (Note 1H)                                                   672,783
  Foreign currency (cost $98,025)                                                                                       97,357
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                      217,112
  Receivable for investments sold                                                                                      159,974
  Interest receivable                                                                                                1,356,962
  Swap contracts, at value (Note 5)                                                                                     19,729
  Prepaid expenses                                                                                                       4,529
                                                                                                                   -----------
    Total assets                                                                                                    74,763,670

LIABILITIES
 Payable for securities purchased                                                          $ 1,150,287
 Swap contracts, at value (Note 5)                                                              78,863
 Unrealized depreciation on forward foreign currency exchange contracts (Note 5)
                                                                                                51,156
 Accrued accounting, administration, and custody fees (Note 2)                                  40,140
 Accrued expenses and other liabilities                                                         45,131
                                                                                           -----------
    Total liabilities                                                                                                1,365,577
                                                                                                                   -----------
NET ASSETS                                                                                                         $73,398,093
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                                  $ 1,550,935
  Interest income from affiliated investments (Note 1H)                                                                 29,705
  Security lending income                                                                                                3,805
  Dividend income (net of foreign withholding tax of $621)                                                               2,702
                                                                                                                   -----------
    Total investment income                                                                                          1,587,147

EXPENSES
 Investment advisory fee (Note 2)                                                          $   144,063
 Accounting, administration and custody fees (Note 2)                                           68,848
 Professional fees                                                                              24,214
 Trustees' fees and expenses (Note 2)                                                            9,020
 Insurance expense                                                                               6,843
 Miscellaneous expenses                                                                            368
                                                                                           -----------
    Total expenses                                                                             253,356

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                    (19,365)
                                                                                           -----------
    Net expenses                                                                                                       233,991
                                                                                                                   -----------
      Net investment income                                                                                          1,353,156
                                                                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                    2,454,263
    Foreign currency and forward foreign currency exchange contracts                         3,364,742
    Future contracts                                                                            21,482
    Swaps transactions                                                                           5,686
                                                                                           -----------
      Net realized gain (loss)                                                                                       5,846,173

  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                   (5,971,973)
    Swaps transactions                                                                         (62,473)
    Foreign currency and forward foreign currency exchange contracts                           778,241
                                                                                           -----------
      Change in net unrealized appreciation (depreciation)                                                          (5,256,205)
                                                                                                                   -----------
        Net realized and unrealized gain (loss)                                                                        589,968
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $1,943,124
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                    JUNE 30, 2005          YEAR ENDED
                                                                                     (UNAUDITED)        DECEMBER 31, 2004
                                                                                     -----------        -----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
  Net investment income                                                             $  1,353,156          $  3,746,228
  Net realized gain (loss)                                                             5,846,173             8,814,993
  Change in net unrealized appreciation (depreciation)                                (5,256,205)           (7,922,754)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                                1,943,124             4,638,467
                                                                                    ------------          ------------

CAPITAL TRANSACTIONS
  Contributions                                                                          646,349             8,539,443
  Withdrawals                                                                         (2,264,008)          (93,677,695)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from capital transactions                     (1,617,659)          (85,138,252)
                                                                                    ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  325,465           (80,499,785)

NET ASSETS
  At beginning of period                                                              73,072,628           153,572,413
                                                                                    ------------          ------------
  At end of period                                                                  $ 73,398,093          $ 73,072,628
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    --------------------------------------------------------------------
                                               (UNAUDITED)       2004           2003           2002          2001(A)         2000
                                                --------       --------       --------       --------       --------       --------
TOTAL RETURN (B)                                    2.70%(c)       5.00%          6.40%          6.98%           4.5%          9.82%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)           0.65%(d)       0.63%          0.63%          0.56%          0.53%          0.53%
   Net Investment Income (to average
        daily net assets)                           3.76%(d)       3.89%          3.75%          4.47%          4.49%          5.61%
   Portfolio Turnover                                 93%(c)        130%           222%           205%           251%           236%
   Net Assets, End of Year (000's omitted)      $ 73,398       $ 73,073       $153,572       $164,590       $364,068       $375,348

---------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the tatios would hae been:

Ratios (to average daily net assets):
   Expenses (to average daily net assets)           0.70%(d)         NA             NA             NA             NA             NA
   Net investment income                            3.71%(d)         NA             NA             NA             NA             NA

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 4.53% to 4.49%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(c)  Not annualized.
(d)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets.

     At June 30, 2005 there was one fund, Standish Mellon Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2005 was approximately 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis.The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C. INCOME TAXES

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually its net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. EXPENSES

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and it's pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the period ended June 30, 2005, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $19,365.

     The Portfolio compensates Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation, under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio paid $44,208 during the period ended June 30, 2005.

     The Fund entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement the Mellon Bank, receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 6 for further details.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust and the Portfolio Trust will pay a portion of the salary of the Trust's and the Portfolio Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2005 were as follows:

                                           PURCHASES            SALES
                                          -----------        -----------
     U.S. Government Securities           $12,147,056        $10,087,437
                                          ===========        ===========
     Investments (non-U.S.
        Government Securities)            $56,135,777        $56,627,656
                                          ===========        ===========

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

                  Aggregate Cost                                 $72,224,499
                                                                 ===========
                  Gross unrealized appreciation                    1,569,576
                  Gross unrealized depreciation                     (886,068)
                                                                 -----------
                  Net unrealized appreciation (depreciation)     $   683,508
                                                                 ===========

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2005, the Portfolio did not have any option transaction outstanding.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2005 the Portfolio held forward foreign currency exchange contracts. See Schedule of Investments for further details.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2005 the Portfolio did not have any futures contracts outstanding.

     SWAP AGREEMENTS

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2005 the Portfolio held swap contracts. See Schedule of Investments for further details.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2005 resulting in $3,805 of security lending income.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2005, the Portfolio held delayed delivery securities. See Schedule of Investments for further details.

(8)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, a facility fee of $269 was allocated to the Portfolio

     During the six months ended June 30, 2005, the Portfolio did not borrow under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None         Fund: $250
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,                                     Portfolio: $823
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None         Fund: $250
c/o Essex Street Associates               11/3/1986         Associates (family                                      Portfolio: $913
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None         Fund: $250
c/o Harvard University                    9/13/1989         Professor of Political                                  Portfolio: $823
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None         Fund: $250
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)                                   Portfolio: $823
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard    Trustee, President Since 2003        President and Chief            30             None         Fund: $0
Mellon Institutional        and Chief                       Operating Officer of                                     Portfolio: $0
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                                                    TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Management                                                                      Asset Management; formerly Shareholder
One Boston Place                                                                Representative, Standish Mellon
Boston, MA 02108                                                                Asset Management Company LLC
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional
Mellon Institutional              Compliance                                    Asset Management and Chief Compliance
Asset Management                    Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                Director, Blackrock, Inc., Senior Vice President,
Boston, MA 02108                                                                State Street Research & Management Company ("SSRM"),
4/8/57                                                                          Vice President, SSRM

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0934SA0605

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                  STANDISH MELLON
                                   INTERNATIONAL FIXED INCOME FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http:
//melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                     SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                     BEGINNING                    ENDING              DURING PERIOD(+)
                                   ACCOUNT VALUE               ACCOUNT VALUE            JANUARY 1, 2005
                                  JANUARY 1, 2005              JUNE 30, 2005           TO JUNE 30, 2005
------------------------------------------------------------------------------------------------------------
Actual                               $1,000.00                   $1,030.90                  $2.92
Hypothetical (5% return
  per year before expenses)          $1,000.00                   $1,021.92                  $2.91

-------------

(+) Expenses are equal to the Fund's annualized expense ratio of .58%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

             PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                 PERCENTAGE OF
     TOP TEN HOLDINGS(*)                        RATE             MATURITY         NET ASSETS
     -----------------------------------------------------------------------------------------
     Australian Government Bond                 5.250             8/15/2010          12.0%
     United Kingdom Gilt                        4.000              3/7/2009           8.6
     French Treasury Note                       4.500             7/12/2006           5.2
     Deutsche Republic                          4.750              7/4/2034           5.1
     Bundesobligation                           4.500             8/17/2007           5.1
     Belgium Government Bond                    4.250             9/28/2013           4.8
     Bundesschatzanweisungen                    2.750             6/23/2006           3.6
     United Kingdom Gilt                        4.750              6/7/2010           3.0
     Singapore Government Bond                  3.500              7/1/2012           2.7
     United Kingdom Gilt                        8.000             9/27/2013           2.6
                                                                                   ------
                                                                                     52.7%

     *    Excluding short-term investments and investment of cash collateral.


                                     PERCENTAGE OF
     TOP TEN COUNTRIES                 NET ASSETS
     --------------------------------------------
     United Kingdom                        21.0%
     Australia                             15.1
     Germany                               14.9
     U.S.A                                  7.9
     France                                 6.9
     Netherlands                            4.8
     Belgium                                4.8
     Canada                                 3.3
     Singapore                              2.7
     Sweden                                 2.4
                                         ------
                                           83.8%


                                      PERCENTAGE OF
     INDUSTRY SECTOR                   INVESTMENTS
     --------------------------------------------
     Government                             67.3%
     Corporate                              27.2
     Mortgage                                1.1
     Emerging Markets                        4.2
     Cash & equivalents                      0.2
                                          ------
                                           100.0%

     The Fund is actively managed. Current holdings may be different than those presented above.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--102.0%

BONDS AND NOTES--97.8%

CORPORATE--5.1%

BASIC MATERIALS--0.4%
International Steel Group, Inc.                                         6.500%    4/15/2014         USD       835,000  $   801,600
                                                                                                                       -----------

COMMUNICATIONS--0.9%
Qwest Corp. 144A (a)                                                    6.671     6/15/2013                   550,000      563,063
RH Donnelley Finance Corp. 144A                                         8.875    12/15/2010                   125,000      136,563
Sprint Capital Corp.                                                    8.375     3/15/2012                 1,100,000    1,323,103
                                                                                                                       -----------
                                                                                                                         2,022,729
                                                                                                                       -----------

CONSUMER CYCLICAL--0.6%
Mohegan Tribal Gaming Authority                                         8.000      4/1/2012                   650,000      695,500
Yum! Brands, Inc.                                                       8.875     4/15/2011                   450,000      545,230
                                                                                                                       -----------
                                                                                                                         1,240,730
                                                                                                                       -----------

CONSUMER NONCYCLICAL--1.0%
Aramark Services, Inc.                                                  7.000     7/15/2006                 2,040,000    2,086,165
                                                                                                                       -----------

ENERGY--0.2%
Petronas Capital Ltd. 144A                                              7.875     5/22/2022                   430,000      547,257
                                                                                                                       -----------

FINANCIAL--1.7%
Chevy Chase Bank FSB                                                    6.875     12/1/2013                   705,000      727,913
Glencore Funding LLC 144A                                               6.000     4/15/2014                 1,625,000    1,558,208
Residential Capital Corp. 144A                                          6.375     6/30/2010                   225,000      226,083
Residential Capital Corp. 144A                                          6.875     6/30/2015                   380,000      388,368
Residential Capital Corp. 144A (a)                                      4.835     6/29/2007                   745,000      745,280
                                                                                                                       -----------
                                                                                                                         3,645,852
                                                                                                                       -----------

UTILITIES--0.3%
AES Corp. 144A                                                          8.750     5/15/2013                   610,000      681,675
                                                                                                                       -----------
Total Corporate Bonds (Cost $10,683,638)                                                                                11,026,008
                                                                                                                       -----------

SOVEREIGN BONDS--3.4%
Egyptian Treasury Bill 144A                                             7.500      8/4/2005                   535,000      543,448
Republic of Brazil (a)                                                  2.063     4/15/2012                   444,712      427,757
Republic of El Salvador(*)                                              8.500     7/25/2011                   510,000      589,050
Republic of Panama                                                      8.875     9/30/2027                   445,000      530,663
Republic of Philippines                                                 9.375     1/18/2017                   490,000      524,300
Republic of South Africa                                                9.125     5/19/2009                   275,000      319,344
Republic of South Africa                                                7.375     4/25/2012                   370,000      425,500
Republic of Venezuela                                                   7.650     4/21/2025                   585,000      526,500
Russian Federation                                                     11.000     7/24/2018                   360,000      537,750
Russian Federation                                                     12.750     6/24/2028                   480,000      868,800
Russian Federation                                                      5.000     3/31/2030                   735,000      823,200
Russian Ministry of Finance                                             3.000     5/14/2008                   570,000      537,938
Salomon Brothers AF for Tyumen Oil Co.                                 11.000     11/6/2007                   385,000      426,157
Ukraine Government Senior Notes                                        11.000     3/15/2007                   235,211      248,147
                                                                                                                       -----------
Total Sovereign Bonds (Cost $7,116,810)                                                                                  7,328,554
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS--2.9%
Amvescap PLC                                                            5.375%    2/27/2013         USD       245,000   $  252,072
Amvescap PLC                                                            5.900     1/15/2007                   250,000      256,587
British Sky Broadcasting PLC                                            7.300    10/15/2006                 1,035,000    1,075,053
HBOS PLC 144A                                                           5.375     11/1/2013                 1,575,000    1,624,151
Ispat Inland Ulc                                                        9.750      4/1/2014                   832,000      969,280
Naftogaz Ukrainy                                                        8.125     9/30/2009                   300,000      315,750
Rogers Wireless, Inc.                                                   7.250    12/15/2012                 1,380,000    1,490,400
Rogers Wireless, Inc.                                                   7.500     3/15/2015                   255,000      277,311
                                                                                                                       -----------
Total Yankee Bonds (Cost $6,123,170)                                                                                     6,260,604
                                                                                                                       -----------

FOREIGN DENOMINATED--86.4%

AUSTRALIA--15.1%
Australian Government Bond*                                             5.250     8/15/2010         AUD    33,925,000   25,971,678
Australian Government Bond                                              6.000     2/15/2017                 4,500,000    3,673,252
Australian Government Bond                                              6.250     4/15/2015                 3,460,000    2,860,353
                                                                                                                       -----------
                                                                                                                        32,505,283
                                                                                                                       -----------

CANADA--0.8%
Canadian Pacific Railway Ltd. 144A                                      4.900     6/15/2010         CAD     2,000,000    1,713,483
                                                                                                                       -----------

DENMARK--1.1%
Realkredit Danmark A/S                                                  4.000      1/1/2006         DKK    13,965,000    2,287,987
                                                                                                                       -----------

EURO--45.7%
Allied Irish Bank UK (a)                                                4.781    12/10/2049         EUR       665,000      799,368
ASIF III                                                                5.125     5/10/2007                   900,000    1,142,060
Autostrade SpA (a)                                                      2.552      6/9/2011                   900,000    1,095,269
Barclays Bank PLC (a)                                                   4.875    12/15/2014                   660,000      816,715
Belgium Government Bond                                                 4.250     9/28/2013                 7,810,000   10,316,803
Bombardier, Inc.                                                        5.750     2/22/2008                   860,000    1,046,791
Bundesobligation                                                        4.500     8/17/2007                 8,595,000   10,924,049
Bundesrepub Deutschland                                                 5.250      7/4/2010                 1,525,000    2,080,315
Bundesschatzanweisungen                                                 2.750     6/23/2006                 6,370,000    7,764,164
Citigroup Inc                                                           2.237      6/3/2011                 1,250,000    1,515,411
Daimlerchrysler International Finance                                   7.000     3/21/2011                   385,000      552,126
Deutsche Cap Trust IV (a)                                               5.330     9/29/2049                   600,000      802,502
Deutsche Republic                                                       4.750      7/4/2034                 7,615,000   10,993,308
Deutsche Telekom International Finance BV                               6.625     7/11/2011                   700,000    1,008,871
FCE Bank PLC (a)                                                        2.389     6/28/2006                 3,775,000    4,484,358
Finmeccanica SpA                                                        4.875     3/24/2025                   550,000      686,823
Ford Motor Credit Co.                                                   4.875     1/15/2010                   470,000      526,529
France Telecom                                                          7.250     1/28/2013                   670,000    1,016,707
France Telecom                                                          8.125     1/28/2033                   610,000    1,139,171
French Treasury Note                                                    4.500     7/12/2006                 8,995,000   11,156,224
GE Capital European Funding                                             2.198      5/4/2011                 1,260,000    1,524,577

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)

General Motors Acceptance Corp.                                         4.375%    9/26/2006         EUR       440,000   $  530,482
General Motors Acceptance Corp. (a)                                     3.710      7/5/2005                   865,000    1,046,910
Glencore Finance Europe SA/Luxembourg                                   5.375     9/30/2011                   885,000    1,111,175
GMAC International Finance BV (a)                                       3.876      8/4/2006                 1,265,000    1,513,882
HBOS PLC                                                                6.050    11/23/2049                   390,000      543,150
Hellenic Republic                                                       3.700     7/20/2015                 3,350,000    4,167,670
Hilton Group Finance PLC                                                6.500     7/17/2009                   565,000      772,598
Household Finance Corp.                                                 6.500      5/5/2009                   335,000      461,761
Kappa Beheer BV                                                        10.625     7/15/2009                   365,000      455,012
Kingdom of Denmark                                                      3.125    10/15/2010                 1,765,000    2,193,931
Linde Finance BV                                                        6.000     7/29/2049                   545,000      711,459
MPS Capital Trust I                                                     7.990      2/7/2011                   550,000      808,184
Natexis Banques Populaires                                              4.375     6/20/2013                   615,000      801,911
National Westminster Bank PLC                                           6.625     10/5/2009                   400,000      555,352
Netherlands Government Bond                                             5.500     7/15/2010                 3,770,000    5,193,715
Owens-Brockway Glass Containers                                         6.750     12/1/2014                   520,000      648,237
Sogerim                                                                 7.000     4/20/2011                   985,000    1,425,485
Telenor ASA                                                             5.875     12/5/2012                 1,100,000    1,560,689
Tyco International Group SA                                             5.500    11/19/2008                   760,000      999,853
Veolia Environnement                                                    4.875     5/28/2013                   620,000      825,609
Volkswagen International Finance NV                                     4.875     5/22/2013                   755,000      986,319
                                                                                                                       -----------
                                                                                                                        98,705,525
                                                                                                                       -----------

JAPAN--1.8%
European Investment Bank                                                1.400     6/20/2017         JPY   420,000,000    3,825,446
                                                                                                                       -----------

MEXICO--0.3%
Mexican Fixed Rate Bonds                                                8.000    12/19/2013         MXN     7,670,000      657,969
                                                                                                                       -----------

SINGAPORE--2.7%
Singapore Government Bond                                               3.500      7/1/2012         SGD     9,300,000    5,890,794
                                                                                                                       -----------

SWEDISH--2.4%
Swedish Government                                                      5.250     3/15/2011         SEK    35,040,000    5,134,163
                                                                                                                       -----------

UNITED KINGDOM--16.5%
Inco                                                                   15.750     7/15/2006         GBP       796,000    1,528,027
United Kingdom Gilt                                                     4.000      3/7/2009                10,360,000   18,542,178
United Kingdom Gilt                                                     4.750      6/7/2010                 3,450,000    6,375,410
United Kingdom Gilt                                                     8.000     9/27/2013                 2,440,000    5,541,254
United Kingdom Gilt                                                     4.250      6/7/2032                 2,040,000    3,682,436
                                                                                                                       -----------
                                                                                                                        35,669,305
                                                                                                                       -----------
Total Foreign Denominated (Cost $186,650,814)                                                                          186,389,955
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $210,574,432)                                                                              211,005,121
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE      MATURITY                     VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--0.1%
U.S. TREASURY--0.1%
Treasury Bill (+)(!)                                                   2.890%      9/8/2005                   175,000 $     173,994
                                                                                                                      -------------
Total Short Term Investments--(Cost $174,026)

INVESTMENT OF CASH COLLATERAL--4.1%                                                                          SHARES
                                                                                                             ------
BlackRock Cash Strategies L.L.C. (++) (Cost $8,947,750)                                                     8,947,750     8,947,750
                                                                                                                      -------------

TOTAL INVESTMENTS--102.0% (Cost $219,696,208)                                                                           220,126,865
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.0%)                                                                            (4,298,387)
                                                                                                                      -------------
NET ASSETS--100.0%                                                                                                    $ 215,828,478
                                                                                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD--Australian Dollar
CAD--Canadian Dollar
DKK--Danish Krone
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexico Peso
SGD--Singapore Dollar
SEK--Swedish Krona
(a)  Variable Rate Security; rate indicated is as of 6/30/05.
+    Denotes all or part of security segregated as collateral.
*    Security, or a portion of thereof, was on loan at 6/30/05.
++ Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.
!    Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Fund held the following futures contracts:

                                                                                         UNDERLYING FACE          UNREALIZED
CONTRACT                                       POSITION         EXPIRATION DATE          AMOUNT AT VALUE            (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (195 Contracts)        Short              9/30/2005             $211,151,406             $  (82,645)
                                                                                          ============             ==========

At June 30, 2005, the Fund held the following forward foreign currency exchange contracts:

                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT             USD AMOUNT         UNREALIZED
 CONTRACTS TO DELIVER                     AMOUNT           VALUE DATE        JUNE 30, 2005         TO RECEIVE           GAIN/LOSS
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                      41,020,000          9/21/2005       $  31,051,347         $  31,075,835         $  24,488
Brazilian Real                          2,200,000          2/10/2006             866,824               789,525           (77,299)
Canadian Dollar                         2,150,000          9/21/2005           1,759,597             1,722,894           (36,703)
Danish Krone                           24,490,000          9/21/2005           3,991,592             4,000,915             9,323
Euro                                   84,927,000          9/21/2005         103,121,163           103,143,148            21,985
British Pound Sterling                 20,550,000          9/21/2005          36,719,252            37,111,040           391,788
Japanese Yen                          419,090,000          9/21/2005           3,809,983             3,880,463            70,480
Swedish Krona                          37,720,000          9/21/2005           4,852,285             4,918,182            65,897
Singapore Dollar                       10,745,000          9/21/2005           6,395,313             6,422,594            27,281
                                                                           -------------         -------------         ---------
Total                                                                      $ 192,567,356         $ 193,064,596         $ 497,240
                                                                           =============         =============         =========


                                          LOCAL
                                        PRINCIPAL          CONTRACT             VALUE AT           USD AMOUNT           UNREALIZED
 CONTRACTS TO RECEIVE                     AMOUNT           VALUE DATE        JUNE 30, 2005         TO DELIVER           GAIN/LOSS
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                          1,330,000          9/21/2005       $     550,766         $     520,548         $  30,218
Brazilian Real                          2,200,000          2/10/2006             866,824               733,333           133,491
Euro                                    4,490,000          9/21/2005           5,451,906             5,468,955           (17,049)
British Pound Sterling                  1,390,000          9/21/2005           2,483,687             2,525,394           (41,707)
                                                                           -------------         -------------         ---------
Total                                                                      $   9,353,183         $   9,248,230         $ 104,953
                                                                           =============         =============         =========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Fund held the following open swap contracts:

DESCRIPTION                                                      EXPIRATION DATE          NOTIONAL AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan, dated 5/13/2005 to receive
the notional amount multiplied by 4.115% and to pay
the notional amount multiplied by the 3 month LIBOR.                  5/17/2008            10,550,000 USD           $   32,069

Agreement with JPMorgan, dated 5/13/2005 to pay
the notional amount multiplied by 4.59% and to receive
the notional amount multiplied by the 3 month LIBOR.                  5/17/2015            10,550,000 USD             (217,288)

Agreement with Bear Stearns, dated 5/24/2005 to pay
0.415% per year times the notional amount. The Fund
receives payment, of the notional amount times the difference between the par value and the then-market value of Alcoa, Inc.,
6.00% due 1/15/2012, only upon a credit event by Alcoa, Inc.          6/20/2010               328,000 USD               (1,640)

Agreement with Bear Stearns, dated 5/17/2005 to pay 0.52%
per year times the notional amount. The Fund receives payment, of the notional amount times the difference between the par value and the then-market value of Alcoa, Inc., 6.50% due 6/01/2011,
only upon a credit event by Alcoa, Inc.                               6/20/2010               727,000 USD               (7,102)

Agreement with Bear Stearns, dated 5/24/2005 to pay
0.31% per year times the notional amount. The Fund receives
payment, of the notional amount times the difference between the par value and the then-market value of Conocophilips,
4.75% due 10/15/2012, only upon a credit event by Conocophilips.      6/20/2010             1,055,000 USD                 (241)

Agreement with Citigroup, dated 4/25/2005 to receive 4.00%
per year times the notional amount. The Fund makes
payment, of the notional amount times the difference
between the par value and the then-market value of the
Ford Motor Credit Co., 7.00% due 10/01/2013, only upon
a credit event by the Ford Motor Credit Company.                      6/20/2008             1,100,000 USD               12,736

Agreement with Bear Stearns, dated 11/17/2004 to receive
the notional amount multiplied by 3.907% and to pay the
notional amount multiplied by the 3 month LIBOR.                     11/19/2009               840,000 USD               (1,941)

Agreement with Bear Stearns, dated 5/17/2005 to pay 0.40%
per year times the notional amount. The Fund receives payment only upon a credit event by Nucor Corp., the notional amount times the difference between the par value and the then-
market value of Nucor Corp., 4.875% due 10/01/2012.                   6/20/2010               494,000 USD               (2,307)

Agreement with Bear Stearns, dated 11/17/2004 to receive
2.84% per year times the notional amount. The Fund makes
payment, of the notional amount times the difference between the par value and the then-market value of Ukraine Government,
7.65% due 6/11/2013, only upon a credit event by Ukraine Government. 12/20/2009               840,000 USD               28,808

Agreement with Citigroup, dated 4/25/2005 to pay 4.50%
per year times the notional amount. The Fund receives
payment, of the notional amount times the difference between the par value and the then-market value of the Ford Motor
Credit Co., 7.00% due 10/01/2013, only upon a credit event
by the Ford Motor Credit Company.                                     6/20/2010               755,000 USD              (10,871)
                                                                                                                    ----------
Total Swap Value                                                                                                    $ (167,777)
                                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities (including securities on loan, valued at $8,409,429) (Note 7)
    at value (Note1A) (cost $219,696,208)                                                                         $220,126,865
  Foreign currency, at value (cost $230,465)                                                                           231,048
  Receivable for investments sold                                                                                      531,528
  Receivable for Fund shares sold                                                                                       57,408
  Interest receivable                                                                                                4,321,131
  Unrealized appreciation on forward currency exchange contracts (Note 6)                                              774,951
  Swap contracts, at value (Note 6)                                                                                     73,613
  Prepaid expenses                                                                                                      25,498
                                                                                                                  ------------
    Total assets                                                                                                   226,142,042

LIABILITIES
 Collateral for securities on loan (Note 7)                                      $8,947,750
 Bank loan payable (Note 8)                                                         398,000
 Payable for Fund shares redeemed                                                   383,324
 Payable for investments purchased                                                   17,173
 Unrealized depreciation on forward currency exchange contracts (Note 6)            172,758
 Swap contracts, at value (Note 6)                                                  241,390
 Payable for variation margin on open futures contracts (Note 6)                     30,468
 Accrued accounting, custody, administration and transfer agent fees (Note 2)        68,962
 Accrued professional fees                                                           26,346
 Accrued trustees' fees and expenses (Note 2)                                        18,253
 Accrued expenses and other liabilities                                               9,140
                                                                                 ----------
    Total liabilities                                                                                               10,313,564
                                                                                                                  ------------
NET ASSETS                                                                                                        $215,828,478
                                                                                                                  ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $241,147,734
  Accumulated net realized loss                                                                                    (30,358,245)
  Net investment income                                                                                              4,406,073
  Net unrealized appreciation                                                                                          632,916
                                                                                                                  ------------
TOTAL NET ASSETS                                                                                                  $215,828,478
                                                                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                           10,135,133
                                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                 $      21.30
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (net of $3,174 of foreign tax expense)                                                          $  5,019,220
  Interest income from affiliated investments (Note 1H)                                                                145,079
  Securities lending income (Note 7)                                                                                    18,089
                                                                                                                  ------------
    Total investment income                                                                                          5,182,388

EXPENSES
 Investment advisory fee (Note 2)                                               $   515,074
 Accounting, custody, administration and transfer agent fees (Note 2)               118,914
 Professional fees                                                                   43,357
 Registration fees                                                                   25,043
 Trustees' fees and expenses (Note 2)                                                21,270
 Insurance expense                                                                    9,509
 Miscellaneous                                                                        8,523
                                                                                -----------
    Total expenses                                                                                                     741,690
                                                                                                                  ------------
      Net investment income                                                                                          4,440,698
                                                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                        10,189,939
    Futures contracts                                                              (199,390)
    Swap transactions                                                                25,435
    Foreign currency and forward foreign currency exchange contracts             11,893,601
                                                                                -----------
      Net realized gain (loss)                                                                                      21,909,585
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                       (23,423,577)
    Futures contracts                                                               132,663
    Swap transactions                                                              (184,571)
    Foreign currency and forward foreign currency exchange contracts              3,867,971
                                                                                -----------
      Change in net unrealized appreciation (depreciation)                                                         (19,607,514)
                                                                                                                  ------------
    Net realized and unrealized gain (loss) on investments                                                           2,302,071
                                                                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                        $  6,742,769
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                   JUNE 30, 2005          YEAR ENDED
                                                                                     (UNAUDITED)       DECEMBER 31, 2004
                                                                                   --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income                                                            $    4,440,698       $   12,558,484
  Net realized gain (loss)                                                             21,909,585           24,418,678
  Change in net unrealized appreciation (depreciation)                                (19,607,514)         (17,717,832)
                                                                                   --------------       --------------
  Net increase (decrease) in net assets from operations                                 6,742,769           19,259,330
                                                                                   --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                                           (7,612,400)          (9,610,131)
                                                                                   --------------       --------------
  Total distributions to shareholders                                                  (7,612,400)          (9,610,131)
                                                                                   --------------       --------------

FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                     24,667,402          150,767,160
  Value of shares issued to shareholders in reinvestment of distributions               6,195,656            7,662,711
  Redemption fees credited to capital                                                         627                  542
  Cost of shares redeemed                                                            (116,571,693)        (235,449,182)
                                                                                   --------------       --------------
  Net increase (decrease) in net assets from Fund share transactions                  (85,708,008)         (77,018,769)
                                                                                   --------------       --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               (86,577,639)         (67,369,570)

NET ASSETS
  At beginning of period                                                              302,406,117          369,775,687
                                                                                   --------------       --------------
  At end of period (including undistributed net investment
    income of $4,406,073 and $7,577,775)                                           $  215,828,478       $  302,406,117
                                                                                   ==============       ==============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    --------------------------------------------------------------------
                                               (UNAUDITED)       2004           2003           2002          2001(A)         2000
                                                --------       --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF THE PERIOD        $  21.35       $  21.02       $  20.04       $  19.43       $  18.97       $  21.32
                                                --------       --------       --------       --------       --------       --------
FROM INVESTMENT OPERATIONS:
   Net investment income (b)                        0.37           0.75           0.66           0.75           0.76           1.12
   Net realized and unrealized gain
        (loss) on investments                       0.28           0.27           0.32           0.46           0.01           0.84
                                                --------       --------       --------       --------       --------       --------
Total from investment operations                    0.65           1.02           0.98           1.21           0.77           1.96
                                                --------       --------       --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                      (0.70)         (0.69)            --          (0.47)         (0.31)         (4.31)
   From tax return of capital                         --             --             --          (0.13)            --             --
                                                --------       --------       --------       --------       --------       --------
Total distributions to shareholders                (0.70)         (0.69)            --          (0.60)         (0.31)         (4.31)
                                                --------       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF YEAR                    $  21.30       $  21.35       $  21.02       $  20.04       $  19.43       $  18.97
                                                ========       ========       ========       ========       ========       ========
TOTAL RETURN                                        3.09%(c)       4.88%          4.89%          6.44%          4.07%          9.68%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)           0.58%(d)       0.54%          0.59%          0.59%          0.56%          0.53%
   Net Investment Income (to average
        daily net assets)                           3.46%(d)       3.43%          3.20%          3.89%          3.94%          5.21%
   Portfolio Turnover                                 81%(c)        170%           185%           159%           211%           240%
   Net Assets, End of Year (000's omitted)      $215,828       $302,406       $369,706       $364,460       $422,626       $454,333

-------
(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31,2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 3.98% to 3.94%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated based on average shares outstanding.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon International Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities. The Fund also invests, under normal circumstances, at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities of greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     E. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     F. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $26,255 during the period ended June 30, 2005.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $84,845 during the period ended June 30, 2005.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust will pay for a portion of the salary of the Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2005 were as follows:

                                          PURCHASES             SALES
                                        ------------        ------------
     U.S. Government Securities         $  3,437,038        $  3,426,871
                                        ------------        ------------
     Investments (non-U.S.
        Government Securities)          $182,684,625        $234,484,138
                                        ============        ============

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED
                                                                                   JUNE 30, 2005           YEAR ENDED
                                                                                    (UNAUDITED)         DECEMBER 31, 2004
                                                                                    -----------         -----------------
        Shares sold                                                                   1,154,350              7,131,845
        Shares issued to shareholders
          reinvestment of distributions declared                                        293,114                359,246
        Shares redeemed                                                              (5,476,750)           (10,919,398)
                                                                                   ------------           ------------
        Net increase (decrease)                                                      (4,029,286)            (3,428,307)
                                                                                   ============           ============

     A significant portion of the Fund's shares are beneficially owned by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion. Investment activity of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund received $627 of redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of June 30, 2005, was as follows:

                  Aggregate cost                                 $219,696,207
                                                                 ============
                  Unrealized appreciation                        $  4,076,069
                  Unrealized depreciation                          (3,645,380)
                                                                 ------------
                  Net unrealized appreciation (depreciation)     $    430,689
                                                                 ============

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2005, the Fund did not hold any option positions.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2005, the Fund held open foreign currency exchange contracts. See Schedule of Investments for further details.

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2005, the Fund held open futures contracts. See Schedule of Investments for further details.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     SWAP AGREEMENTS

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2005, the Fund held swap contracts. See Schedule of Investments for further details.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2005 resulting in security lending income of $18,089. At June 30, 2005, the Fund had securities valued at $8,409,429 on loan. See Schedule of Investments for further detail on the security positions on loan.

(8)  LINE OF CREDIT:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, a facility fee of $1,594 was allocated to the Fund.

     During the period ended June 30, 2005, the Fund had average borrowings outstanding of $43,000 on a total of three days and incurred $12 of interest expense.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.


Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None           $2,912
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None           $3,353
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None           $2,912
c/o Harvard University                    9/13/1989         Professor of Political
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None           $2,912
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003      President and Chief            30             None             $0
Mellon Institutional        and Chief                       Operating Officer of
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                                                    TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Management                                                                      Asset Management; formerly Shareholder
One Boston Place                                                                Representative, Standish Mellon
Boston, MA 02108                                                                Asset Management Company LLC
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional
Mellon Institutional              Compliance                                    Asset Management and Chief Compliance
Asset Management                    Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                Director, Blackrock, Inc., Senior Vice President,
Boston, MA 02108                                                                State Street Research & Management Company ("SSRM"),
4/8/57                                                                          Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0931SA0605

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                  STANDISH MELLON
                                   ENHANCED YIELD FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON ENHANCED YIELD FUND

                     SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                   BEGINNING                    ENDING              DURING PERIOD(+)
                                 ACCOUNT VALUE               ACCOUNT VALUE            JANUARY 1, 2005
                                JANUARY 1, 2005              JUNE 30, 2005           TO JUNE 30, 2005
----------------------------------------------------------------------------------------------------------
Actual                              $1,000.00                   $1,010.20                  $1.89
Hypothetical (5% return
  per year before expenses)         $1,000.00                   $1,022.91                  $1.91

-------
(+) Expenses are equal to the Fund's annualized expense ratio of .38%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

             PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SUMMARY OF COMBINED RATINGS
    --------------------------------------------
                                  PERCENTAGE OF
    QUALITY BREAKDOWN              INVESTMENTS
    --------------------------------------------
    Treasury/Agency                    7.6%
    AAA                               27.6
    AA                                13.9
    A                                 34.6
    BBB                                3.5
    P1                                12.8
                                     -----
           TOTAL                     100.0%

     Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higer rating category.

                                                                                                PERCENTAGE OF
     TOP TEN HOLDINGS*                                          RATE             MATURITY         NET ASSETS
     ----------------------------------------------------------------------------------------------------------
     U.S. Treasury Inflation-Indexed Bond                       3.625            1/15/2008           5.8%
     Permanent Financing PLC 3A                                 3.504            6/10/2007           2.6
     Citibank Credit Card Issuance Trust 2004-A1 A1             2.550            1/20/2009           2.1
     First Data Corp.                                           4.700            11/1/2006           1.8
     Merrill Lynch & Co.                                        3.470             2/6/2009           1.7
     Genworth Financial, Inc.                                   3.560            6/15/2007           1.7
     Wachovia Corp.                                             3.370            7/20/2007           1.7
     Alabama Power Co.                                          3.484            8/25/2009           1.7
     Mound Financing PLC 3A A1-1 144A                           3.369             2/8/2008           1.7
     Nationwide Life Global Funding 144A                        3.568            9/28/2007           1.7
                                                                                                   -----
                                                                                                    22.5%

     *    Excluding short-term investments and investment of cash collateral.


                                   PERCENTAGE OF
    ECONOMIC SECTOR ALLOCATION      INVESTMENTS
    --------------------------------------------
     Treasury/Agency                   7.6%
     Credit                           17.2
     Floating rate credit             34.7
     Asset-Backed                     10.2
     Floating rate asset-backed       15.4
     CMBS                              2.1
     Cash & equivalents               12.8
                                     -----
                                     100.0%

     The Standish Mellon Enhanced Yield Fund invests all of its investable assets in an interest of the Standish Mellon Enhanced Yield Portfolio (See
     Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON ENHANCED YIELD FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Enhanced Yield Portfolio (Portfolio), at value (Note 1A)                           $57,433,777
  Receivable for Fund shares sold                                                                                        1,508
  Prepaid expenses                                                                                                      14,258
                                                                                                                   -----------
  Total assets                                                                                                      57,449,543

LIABILITIES
 Payable for Fund shares redeemed                                                            $        80
 Distributions payable                                                                            36,617
 Accrued transfer agent fees (Note 2)                                                              5,104
 Accrued professional fees                                                                         8,731
 Accrued Trustees' fees                                                                              481
                                                                                             -----------
  Total liabilities                                                                                                     51,013
                                                                                                                   ___________
NET ASSETS                                                                                                         $57,398,530
                                                                                                                   ===========

Net Assets consist of:
  Paid-in capital                                                                                                  $60,277,254
  Accumulated net realized loss                                                                                     (2,661,730)
  Undistributed net investment income                                                                                      453
  Net unrealized depreciation                                                                                         (217,447)
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $57,398,530
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            2,983,389
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (Net Assets/Shares outstanding)                                                                                   $     19.24
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON ENHANCED YIELD FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                                         $ 1,017,635
  Expenses allocated from Portfolio                                                                                   (120,947)
                                                                                                                   -----------
    Net investment income allocated from Portfolio                                                                     896,688

EXPENSES
 Transfer agent fees (Note 2)                                                                $     3,724
 Registration fees                                                                                13,563
 Professional fees                                                                                21,777
 Trustees' fees (Note 2)                                                                             971
 Insurance expense                                                                                   662
 Miscellaneous                                                                                     4,020
                                                                                             -----------
    Total expenses                                                                                44,717

DEDUCT:
 Reimbursement of Fund operating expenses (Note 2)                                               (44,717)
                                                                                             -----------
    Net expenses                                                                                                            --
                                                                                                                   -----------
      Net investment income                                                                                            896,688
                                                                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment transactions and futures transactions                                                                  (232,749)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments and futures                                                                                            (32,252)
                                                                                                                   -----------
  Net realized and unrealized gain (loss) on investments                                                              (265,001)
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $   631,687
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON ENHANCED YIELD FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE
                                                                                  SIX MONTHS ENDED           FOR THE
                                                                                    JUNE 30, 2005          YEAR ENDED
                                                                                     (UNAUDITED)        DECEMBER 31, 2004
                                                                                    ------------          -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income                                                             $    896,688          $   1,280,177
  Net realized gain (loss)                                                              (232,749)               (63,934)
  Change in net unrealized appreciation (depreciation)                                   (32,252)              (423,401)
                                                                                    ------------          -------------
  Net increase (decrease) in net assets from operations                                  631,687                792,842
                                                                                    ------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                            (897,693)            (1,475,658)
                                                                                    ------------          -------------
  Total distributions to shareholders                                                   (897,693)            (1,475,658)
                                                                                    ------------          -------------

FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                    12,749,586             62,046,776
  Value of shares issued to shareholders in reinvestment of distributions                677,643              1,074,063
  Cost of shares redeemed                                                            (22,992,318)          (137,044,992)
                                                                                    ------------          -------------
  Net increase (decrease) in net assets from Fund share transactions                  (9,565,089)           (73,924,153)
                                                                                    ------------          -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               (9,831,095)           (74,606,969)

NET ASSETS
  At beginning of period                                                              67,229,625            141,836,594
                                                                                    ------------          -------------
  At end of period (including undistributed net
        investment income of $453 and $1,458)                                       $ 57,398,530          $  67,229,625
                                                                                    ============          =============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON ENHANCED YIELD FUND

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    --------------------------------------------------------------------
                                               (UNAUDITED)       2004           2003           2002          2001(a)         2000
                                                --------       --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF THE YEAR          $  19.32       $  19.48       $  19.55       $  19.55       $  19.36       $  19.23
                                                --------       --------       --------       --------       --------       --------
FROM INVESTMENT OPERATIONS:
   Net investment income * (b)                      0.27           0.27           0.31           0.58           0.95           1.15
   Net realized and unrealized gain
        (loss) on investments                      (0.07)         (0.12)         (0.04)          0.03           0.21           0.13
                                                --------       --------       --------       --------       --------       --------
Total from investment operations                    0.20           0.15           0.27           0.61           1.16           1.28
                                                --------       --------       --------       --------       --------       --------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                      (0.28)         (0.31)         (0.34)         (0.61)         (0.97)         (1.15)
                                                --------       --------       --------       --------       --------       --------
   Total distributions to shareholders             (0.28)         (0.31)         (0.34)         (0.61)         (0.97)         (1.15)
                                                --------       --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR                    $  19.24       $  19.32       $  19.48       $  19.55       $  19.55       $  19.36
                                                ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                                    1.02%          0.75%          1.48%          3.14%          6.14%          6.94%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)* (d)      0.38%(e)       0.45%          0.36%          0.36%          0.36%          0.36%
   Net Investment Income (to average
        daily net assets)*                          2.83%(e)       1.33%          1.60%          2.99%          4.89%          6.07%
   Net Assets, End of Year (000's omitted)      $ 57,399       $ 67,230       $141,837       $146,620       $133,939       $183,858

-------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share( (b))      $   0.26       $   0.25       $   0.30       $   0.56       $   0.94       $   1.15
     Ratios (to average daily net assets):
        Expenses (d)                                0.63%(e)       0.51%          0.43%          0.46%          0.41%          0.38%
        Net investment income                       2.58%(e)       1.27%          1.53%          2.89%          4.84%          6.05%

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated based on average shares outstanding,
(c)  Total return would have been lower in the absence of expense waivers.
(d) Includes the Fund's share of the Standish Mellon Enhanced Yield Portfolio's Allocated expenses.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON ENHANCED YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Enhanced Yield Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon Enhanced Yield Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT TRANSACTIONS AND INCOME

     Investment transactions in the Portfolio are recorded as of the settlement date of shareholder transactions. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences will result in reclassifications to undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON ENHANCED YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.45% of the Fund's average daily net assets for the period from January 1, 2005 through April 30, 2005 and to 0.25% for the period from May 1, 2005 to June 30, 2005. Pursuant to these agreements, for the period ended June 30, 2005, Standish Mellon voluntarily reimbursed the Fund for $44,717 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees as well as out-of-pocket expenses. Pursuant to this agreement the Fund paid $3,724 during the period ended June 30, 2005.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust and the Portfolio Trust will pay for a portion of the salary of the Trust's and the Portfolio Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2005, aggregated $13,426,253 and $23,890,792, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                     FOR THE
                                                                                SIX MONTHS ENDED             FOR THE
                                                                                  JUNE 30, 2005            YEAR ENDED
                                                                                    (UNAUDITED)         DECEMBER 31, 2004
                                                                                    -----------         -----------------
     Shares sold                                                                        661,830              3,186,297
     Shares issued to shareholders
      reinvestment of distributions declared                                             35,195                 55,316
     Shares redeemed                                                                 (1,193,807)            (7,042,292)
                                                                                    ------------           ------------
     Net increase (decrease)                                                           (496,782)            (3,800,679)
                                                                                    ============           ============

     At June 30, 2005, two shareholders of record held approximately 27% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund did not collect any redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation/(depreciation) information.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 EXPECTED                      PAR        VALUE
SECURITY                                                                RATE     MATURITY      MATURITY       VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--107.7%

BONDS AND NOTES--86.3%

ASSET BACKED--18.5%
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)                 3.584%   12/26/2013   4/25/2033       841,873  $   842,773
Chase Manhattan Auto Owner Trust 2003-B A4                              2.570     8/15/2008   2/16/2010     1,000,000      978,022
Citibank Credit Card Issuance Trust 2004-A1 A1                          2.550     1/20/2007   1/20/2009     1,250,000    1,223,724
Collegiate Funding Services Education Loan 2005-A A1 (a)                3.510    12/28/2009   9/29/2014       670,588      669,891
Countrywide Asset-Backed Certificates 2005-7 3AV1 (a)                   3.340    12/26/2006  11/25/2035       465,000      465,000
First USA Credit Card Master Trust 1997-4 A (a)                         3.450     6/18/2007   2/17/2010       750,000      752,995
Gracechurch Card Funding PLC 4 A (a)                                    3.270     6/15/2006   6/15/2008     1,000,000    1,000,426
GS Auto Loan Trust 2004-1 A4                                            2.650     4/15/2008   5/16/2011       315,000      306,985
Honda Auto Receivables Owner Trust 2002-4 A4                            2.700     5/15/2007   3/17/2008       600,000      594,845
Lehman Brothers 2004-LLFA A1 144A (a)                                   3.350     7/17/2006  10/15/2017       345,613      345,551
M & I Auto Loan Trust 2003-1 A4                                         2.970     1/20/2008   4/20/2009       700,000      688,236
Option One Mortgage Loan Trust 2004-1 (a)                               3.604     3/26/2018   1/25/2034       166,114      166,223
Option One Mortgage Loan Trust 2004-3 A2 (a)                            3.464    11/25/2005  11/25/2034       116,066      116,076
SLM Student Loan Trust 2004-9 A2 (a)                                    3.181     1/25/2011  10/25/2012     1,000,000      998,940
Wachovia Auto Owner Trust 2004-B A4                                     3.440     6/20/2008   3/21/2011       400,000      392,941
Washington Mutual 2003-AR4 A5                                           3.551    10/25/2005   5/25/2033        87,291       86,988
World Financial Network Credit Card Master Trust 2004-B A (a)           3.320     9/15/2006   7/15/2010     1,000,000    1,000,060
                                                                                                                       -----------
Total Asset Backed (Cost $10,691,837)                                                                                   10,629,676
                                                                                                                       -----------

COLLATERALIZED MORTGAGE OBLIGATIONS--4.3%
Mound Financing PLC 3A A1-1 144A (a)                                    3.369      2/8/2006    2/8/2008     1,000,000    1,000,550
Permanent Financing PLC 3A (a)                                          3.504                 6/10/2007     1,490,000    1,490,127
                                                                                                                       -----------
Total Collateralized Mortgage Obligations (Cost $2,490,000)                                                              2,490,677
                                                                                                                       -----------

CORPORATE--50.0%

BANKING--10.2%
Bank One Texas                                                          6.250                 2/15/2008       750,000      790,277
HSBC Bank USA (a)                                                       3.509                 9/21/2007       900,000      900,341
US Bank NA                                                              2.850                11/15/2006       750,000      737,627
US Bank NA (a)                                                          3.130                 10/1/2007       700,000      700,483
Wachovia Corp. (a)                                                      3.370                 7/20/2007     1,000,000    1,000,913
Washington Mutual Bank                                                  3.360                 2/28/2007       750,000      748,295
Wells Fargo & Co. (a)                                                   3.240                 3/10/2008     1,000,000      999,783
                                                                                                                       -----------
                                                                                                                         5,877,719
                                                                                                                       -----------

BASIC MATERIALS--1.3%
Praxair, Inc.                                                           4.750                 7/15/2007       750,000      758,863
                                                                                                                       -----------

BROKERAGES--9.6%
Bear Stearns Co., Inc. (a)                                              3.340                 4/29/2008       700,000      700,298
Credit Suisse FB USA, Inc.*                                             4.625                 1/15/2008       500,000      505,404
Goldman Sachs Group, Inc. (a)                                           3.778                 6/28/2010       750,000      750,641
JPMorgan Chase & Co. (a)                                                3.520                12/12/2006       850,000      851,442
Merrill Lynch & Co.                                                     3.700                 4/21/2008       750,000      741,332
Merrill Lynch & Co. (a)                                                 3.470                  2/6/2009     1,000,000    1,001,955
Morgan Stanley                                                          5.800                  4/1/2007       935,000      961,069
                                                                                                                       -----------
                                                                                                                         5,512,141
                                                                                                                       -----------

COMMUNICATIONS--1.1%
Gannett Co., Inc.                                                       4.125                 6/15/2008       650,000      649,292
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 EXPECTED                      PAR        VALUE
SECURITY                                                                RATE     MATURITY      MATURITY       VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL--3.1%
Diageo Capital PLC*                                                     6.125%                8/15/2005       893,000  $   895,564
General Mills, Inc.                                                     2.625                10/24/2006       914,000      895,513
                                                                                                                       -----------
                                                                                                                         1,791,077
                                                                                                                       -----------

FINANCIAL--13.8%
Caterpillar Financial Services Corp. (a)                                3.310                 2/11/2008       750,000      750,143
CIT Group, Inc. (a)                                                     3.844                 9/22/2006       900,000      903,623
Citigroup, Inc. (a)                                                     3.270                 11/1/2007       750,000      750,331
Countrywide Financial Corp. (a)*                                        3.290                 4/11/2007       750,000      750,502
FleetBoston Financial Corp.                                             6.375                 5/15/2008       600,000      634,434
Genworh Financial, Inc. (a)                                             3.560                 6/15/2007     1,000,000    1,001,792
John Deere Capital Corp. (a)                                            3.484                 3/16/2006       500,000      500,200
MBNA Corp. (a)                                                          3.640                  5/5/2008       650,000      653,820
SLM Corp. (a)                                                           3.241                 1/25/2008       750,000      749,728
Textron Financial Corp. MTN                                             2.690                 10/3/2006       500,000      491,668
Western Corp. Federal Credit Union (a)                                  3.328                 2/15/2008       750,000      749,726
                                                                                                                       -----------
                                                                                                                         7,935,967
                                                                                                                       -----------

HEALTHCARE--1.2%
Unitedhealth Group, Inc.*                                               3.375                 8/15/2007       700,000      689,863
                                                                                                                       -----------

INSURANCE--6.1%
Metropolitan Life Global Funding I 144A (a)                             3.190                 10/5/2007     1,000,000    1,000,305
Nationwide Life Global Funding 144A (a)                                 3.568                 9/28/2007     1,000,000    1,000,430
Nationwide Life Global Funding 144A (a)                                 3.534                 6/22/2007       345,000      345,235
Principal Life, Inc., Funding                                           3.400                 12/7/2007       750,000      749,715
Residential Capital Corp. 144A (a)                                      4.835                 6/29/2007       420,000      420,158
                                                                                                                       -----------
                                                                                                                         3,515,843
                                                                                                                       -----------

PUBLIC UTILITY--1.8%
Alabama Power Co. (a)                                                   3.484                 8/25/2009     1,000,000    1,000,619
                                                                                                                       -----------

TECHNOLOGY--1.8%
First Data Corp.                                                        4.700                 11/1/2006     1,000,000    1,010,452
                                                                                                                       -----------
Total Corporate (Cost $ 28,791,879)                                                                                     28,741,836
                                                                                                                       -----------

U.S. GOVERNMENT AGENCY--6.1%

GOVERNMENT BACKED--4.6%
FNMA                                                                    4.500     3/25/2008   5/25/2012       729,294      731,897
FNMA                                                                    5.250    10/25/2006   4/25/2025       300,000      304,383
FHLMC                                                                   5.000     7/15/2007   6/15/2016       650,000      655,716
FHLMC                                                                   4.500    12/15/2007   1/15/2019       453,063      454,633
FHLMC                                                                   5.000     6/15/2009   1/15/2023       465,000      470,908
                                                                                                                       -----------
Total Government Backed (Cost $2,650,829)                                                                                2,617,537
                                                                                                                       -----------

PASS THRU SECURITIES--1.5%
FHLMC                                                                   2.614     8/15/2006   7/15/2011       444,607      439,173
FHLMC                                                                   5.500     9/15/2007  10/15/2018       425,000      430,660
                                                                                                                       -----------
Total Pass Thru Securities (Cost $881,807)                                                                                 869,833
                                                                                                                       -----------
Total U.S. Government Agency (Cost $3,532,636)                                                                           3,487,370
                                                                                                                       -----------

U.S. TREASURY OBLIGATIONS--5.8%
U.S. Treasury Inflation-Indexed Bond* (Cost $3,406,263)                 3.625                 1/15/2008     3,161,235    3,345,105
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

             SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 EXPECTED                      PAR        VALUE
SECURITY                                                                RATE     MATURITY      MATURITY       VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS--1.6%
HBOS Treasury Services PLC 144A (a) (Cost $900,000)                    3.210%                 1/12/2007       900,000  $   901,414
                                                                                                                       -----------
TOTAL BONDS AND NOTES (COST $49,812,615)                                                                                49,596,078
                                                                                                                       -----------

SHORT TERM INVESTMENTS--12.4%

COMMERCIAL PAPER--12.0%
Colonial Pipeline Co. (+)                                               3.070                  7/5/2005       750,000      749,744
Edison Asset Securitization Corp. (+)                                   3.160                 9/12/2005       750,000      745,194
Fairway Financial (+)                                                   3.110                 7/28/2005       857,000      855,001
Golden Funding Corp. (+)                                                3.080                 7/14/2005       816,000      815,092
ING (US) Funding LLC (+)                                                3.060                  7/6/2005       750,000      749,681
MANE Funding Corp. (+)                                                  3.150                 8/10/2005       750,000      747,375
Metlife Funding (+)                                                     3.150                  9/9/2005       750,000      745,406
Three Pillars Funding (+)                                               3.170                 7/15/2005       750,000      749,075
Yorkton Capital LLC (+)                                                 3.240                 7/26/2005       750,000      748,313
                                                                                                                       -----------
                                                                                                                         6,904,881
                                                                                                                       -----------

U.S. GOVERNMENT--0.4%
FNMA Discount Note + !                                                  3.080                 8/10/2005       200,000      199,277
                                                                                                                       -----------
TOTAL SHORT TERM INVESTMENTS (Cost $7,104,198)                                                                           7,104,158
                                                                                                                       -----------

INVESTMENT OF CASH COLLATERAL--9.0%                                                                          SHARES
                                                                                                             ------

BlackRock Cash Strategies L.L.C. ** (Cost $5,172,375)                                                       5,172,375    5,172,375
                                                                                                                       -----------

TOTAL UNAFFILIATED INVESTMENTS (Cost $62,089,188)                                                                       61,872,611
                                                                                                                       -----------

AFFILIATED INVESTMENTS--2.2%

Dreyfus Institutional Preferred Plus Money Market Fund ((+)(+)) (Cost $1,231,650)                           1,231,650    1,231,650
                                                                                                                       -----------

TOTAL INVESTMENTS--109.9% (Cost $63,320,838)                                                                            63,104,261
LIABILITIES IN EXCESS OF OTHER ASSETS--(9.9%)                                                                           (5,670,484)
                                                                                                                       -----------
NET ASSETS--100.0%                                                                                                     $57,433,777
                                                                                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC-Federal Home Loan Mortgage Company
FNMA--Federal National Mortgage Association
(a)   Variable Rate Security; rate indicated as of 06/30/05.
+     Rate noted is yield to maturity.
*     Security, or a portion of thereof, was on loan at June 30, 2005.
** Money market fund exempt from registration under the Investment Company Act of 1940 and offered only to eligible investors.
!     Denotes all of part of security pledged as collateral.
++    Affiliated institutional money market fund.


At June 30, 2005, the Portfolio held the following futures contracts:

                                                                                         UNDERLYING FACE          UNREALIZED
CONTRACT                                       POSITION         EXPIRATION DATE          AMOUNT AT VALUE          GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------
EURO BOND (6 Contracts)                          Short              9/19/2005              $1,443,000               $    720
EURO BOND (6 Contracts)                          Short             12/19/2005               1,440,675                    195
EURO BOND (6 Contracts)                          Short              3/13/2006               1,439,700                   (480)
EURO BOND (6 Contracts)                          Short              6/19/2006               1,438,650                 (1,305)
                                                                                                                    --------
                                                                                                                    $   (870)
                                                                                                                    ========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $5,059,603) (Note 6)
    Unaffiliated issuers, at value (Note 1A) (cost $62,089,188)                                                    $61,872,611
    Affiliated issuers (Note 1F), at value (Note 1A) (cost $1,231,650)                                               1,231,650
  Interest and dividends receivable                                                                                    302,919
  Receivable from investment advisor                                                                                    18,713
  Variation margin receivable                                                                                              861
  Prepaid expenses                                                                                                       4,678
                                                                                                                   -----------
    Total assets                                                                                                    63,431,432

LIABILITIES
 Collateral for securities on loan (Note 6)                                                 $ 5,172,375
 Payable for securities purchased                                                               777,444
 Accrued accounting, administration and custody fees (Note 2)                                    22,911
 Accrued trustees' fees and expenses (Note 2)                                                     8,472
 Accrued expenses and other liabilities                                                          16,453
                                                                                            -----------
    Total liabilities                                                                                                5,997,655
                                                                                                                   -----------
NET ASSETS                                                                                                         $57,433,777
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                                  $   983,066
  Interest income from affiliated investments (Note 1F)                                                                 33,254
  Security lending income (Note 6)                                                                                       1,316
                                                                                                                   -----------
    Total investment income                                                                                          1,017,636

EXPENSES
 Investment advisory fee (Note 2)                                                           $    73,420
 Accounting, administration and custody fees (Note 2)                                            45,860
 Professional fees                                                                               21,574
 Trustees' fees and expenses (Note 2)                                                             8,339
 Insurance expense                                                                                6,182
 Miscellaneous                                                                                      356
                                                                                            -----------
    Total expenses                                                                              155,731

DEDUCT
 Waiver of investment advisory fee (Note 2)                                                     (34,784)
                                                                                            -----------
    Net expenses                                                                                                       120,947
                                                                                                                   -----------
      Net investment income                                                                                            896,689
                                                                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                       (81,443)
    Futures contracts                                                                          (151,306)
                                                                                            -----------
      Net realized gain (loss)                                                                                       (232,749)
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                       (85,179)
    Futures contracts                                                                            52,927
                                                                                            -----------
      Change in net unrealized appreciation (depreciation)                                                             (32,252)
                                                                                                                   -----------
        Net realized and unrealized gain (loss)                                                                       (265,001)
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $   631,688
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                    JUNE 30, 2005          YEAR ENDED
                                                                                     (UNAUDITED)        DECEMBER 31, 2004
                                                                                    -------------        -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
  Net investment income                                                             $     896,689        $   1,314,045
  Net realized gain (loss)                                                               (232,749)             (63,934)
  Change in net unrealized appreciation (depreciation)                                    (32,252)            (423,401)
                                                                                    -------------        -------------
  Net increase (decrease) in net assets from operations                                   631,688              826,710
                                                                                    -------------        -------------

CAPITAL TRANSACTIONS
  Contributions                                                                        13,426,253           63,157,972
  Withdrawals                                                                         (23,890,792)        (138,574,542)
                                                                                    -------------        -------------
  Net increase (decrease) in net assets from capital transactions                     (10,464,539)         (75,416,570)
                                                                                    -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                (9,832,851)         (74,589,860)

NET ASSETS
  At beginning of period                                                               67,266,628          141,856,488
                                                                                    -------------        -------------
  At end of period                                                                  $  57,433,777        $  67,266,628
                                                                                    =============        =============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    --------------------------------------------------------------------
                                               (UNAUDITED)       2004           2003           2002          2001(A)         2000
                                                --------       --------       --------       --------       --------       --------
TOTAL RETURN (B)                                    1.02%(c)       0.79%          1.48%          3.14%          6.15%          6.96%
RATIOS:
   Expenses (to average daily net assets)(*)        0.38%(d)       0.41%          0.36%          0.36%          0.35%          0.34%
   Net Investment Income (to average
        daily net assets)(*)                        2.83%(d)       1.36%          1.60%          2.99%          4.89%          6.07%
   Portfolio Turnover                                 46%(c)         39%           113%           160%           174%            70%
   Net Assets, End of Year (000's omitted)      $ 57,434       $ 67,267       $141,856       $146,771       $134,055       $180,548

-------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Ratios (to average daily net assets):
       Expenses                                     0.49%(d)        N/A           0.37%          0.38%           N/A            N/A
       Net investment income                        2.72%(d)        N/A           1.59%          2.97%           N/A            N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase the ratio of the net investment income to average net assets by less than 0.01%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were invested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Enhanced Yield Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     At June 30, 2005 there was one fund, Standish Mellon Enhanced Yield Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2005 was approximately 100%.

     The objective of the Portfolio is to achieve a high level of current income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. INCOME TAXES

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually its net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. EXPENSES

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     F. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.25%, for the period from January 1, 2005 through April 1, 2005 and 0.20% for the period from May 1, 2005 to June 30, 2005, of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.45% of the Fund's average daily net assets for the period from January 1, 2005 through April 30, 2005 and to 0.25% for the period from May 1, 2005 to June 30, 2005. Pursuant to these agreements, for the period ended June 30, 2005, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $34,784. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio paid $37,020 during the period ended June 30, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. For further details see Note 6.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust and the Portfolio Trust will pay for a portion of the salary of the Trust's and the Portfolio Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2005 were as follows:

                                          PURCHASES             SALES
                                         -----------         -----------
     U.S. Government Securities          $ 6,526,667         $ 2,778,465
                                         -----------         -----------
     Investments (non-U.S.
        Government Securities)           $18,933,405         $37,048,241
                                         ===========         ===========

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

                  Aggregate cost                               $ 63,320,838
                                                               ============
                  Gross unrealized appreciation                $     25,374
                  Gross unrealized depreciation                    (241,951)
                                                               ------------
                  Net unrealized appreciation (depreciation)   $   (216,577)
                                                               ============

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into any option transactions during the period ended June 30, 2005.

     INTEREST RATE FLOORS

     Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against interest rate fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     The Portfolio did not enter into any open interest rate floor agreements during the period ended June 30, 2005.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2005, the Portfolio held financial futures contracts. At June 30, 2005, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts. See Schedule of Investments for further detail.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2005 resulting in $1,316 of security lending income. At June 30, 2005, the Portfolio had securities valued at $5,059,603 on loan. See the Statement of Investments for further detail on the security positions on loan and collateral held.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2005, the Portfolio did not have any delayed delivery transactions.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON ENHANCED YIELD PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(8)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, a facility fee of $238 was allocated to the Portfolio

     During the period ended June 30, 2005, the Fund had average borrowings outstanding of $27,480 on a total of ten days and incurred $23 of interest expense.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None         Fund: $250
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,                                     Portfolio: $819
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None         Fund: $250
c/o Essex Street Associates               11/3/1986         Associates (family                                      Portfolio: $907
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None         Fund: $250
c/o Harvard University                    9/13/1989         Professor of Political                                  Portfolio: $819
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None         Fund: $250
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)                                   Portfolio: $819
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003      President and Chief            30             None         Fund: $0
Mellon Institutional        and Chief                       Operating Officer of                                     Portfolio: $0
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                           TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Management                                                                      Asset Management; formerly Shareholder
One Boston Place                                                                Representative, Standish Mellon
Boston, MA 02108                                                                Asset Management Company LLC
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional
Mellon Institutional              Compliance                                    Asset Management and Chief Compliance
Asset Management                    Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                Director, Blackrock, Inc., Senior Vice President,
Boston, MA 02108                                                                State Street Research & Management Company ("SSRM"),
4/8/57                                                                          Vice President, SSRM

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



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



                      THIS PAGE INTENTIONALLY LEFT BLANK

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0926SA0605

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                  STANDISH MELLON
                                   FIXED INCOME FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending September 30, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                    SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                     BEGINNING                    ENDING              DURING PERIOD(+)
                                   ACCOUNT VALUE               ACCOUNT VALUE            JANUARY 1, 2005
                                  JANUARY 1, 2005              JUNE 30, 2005           TO JUNE 30, 2005
------------------------------------------------------------------------------------------------------------
Actual                                 $1,000.00                   $1,026.20                  $2.46
Hypothetical (5% return
  per year before expenses)            $1,000.00                   $1,022.36                  $2.46

-------
(+) Expenses are equal to the Fund's annualized expense ratio of .49%, Multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

             PORTFOLIO INFORMATION AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                      PERCENTAGE OF
     SUMMARY OF COMBINED RATINGS       INVESTMENTS
     --------------------------------------------
     QUALITY BREAKDOWN
     --------------------------------------------
     AAA and higher                       51.4%
     AA                                    3.4
     A                                    11.5
     BBB                                  27.8
     BB                                    5.5
     B                                     0.4
                                       -------
                                         100.0

     Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higer rating category.

                                                                                                 PERCENTAGE OF
     TOP TEN HOLDINGS*                                          RATE               MATURITY        NET ASSETS
     ----------------------------------------------------------------------------------------------------------
     U.S. Treasury Note                                         3.6250             4/30/2007           6.9%
     FNMA (TBA)                                                 5.0000              7/1/2035           6.4
     FNMA (TBA)                                                 5.5000              7/1/2035           5.3
     FNMA (TBA)                                                 4.5000              7/1/2020           4.4
     FNMA (TBA)                                                 5.5000              7/1/2020           3.1
     U.S. Treasury Note                                         6.2500             5/15/2030           2.8
     U.S. Treasury Note                                         4.2500             8/15/2013           2.4
     FNMA (TBA)                                                 5.0000              7/1/2020           2.0
     Australian Government                                      5.2500             8/15/2010           1.8
     U.S. Treasury Inflation-Indexed Bond                       0.8750             4/15/2010           1.5
                                                                                                   -------
                                                                                                      36.6%

     *    Excluding short-term investments and investment of cash collateral.

                                     PERCENTAGE OF
     ECONOMIC SECTOR ALLOCATION       INVESTMENTS
     --------------------------------------------
     Treasury/Agency                      19.9%
     Mortgage pass through                27.7
     Credit                               35.4
     ABS/CMO/CMBS                          9.4
     Nondollar                             3.8
     Emerging markets                      3.8
                                       -------
                                         100.0%

The Standish Mellon Fixed Income Fund invests all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                        STANDISH MELLON FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Fixed Income Portfolio (Portfolio), at value (Note 1A)                           $ 447,594,949
  Receivable for Fund shares sold                                                                                    2,056,080
  Prepaid expenses                                                                                                      14,280
                                                                                                                 -------------
    Total assets                                                                                                   449,665,309

LIABILITIES
 Payable for Fund shares redeemed                 $     761,054
 Accrued transfer agent fees (Note 2)                    13,290
 Accrued professional fees                               15,266
 Accrued trustees' fees (Note 2)                            492
 Accrued expenses and other liabilities                   7,099
                                                  -------------
    Total liabilities                                                                                                  797,201
                                                                                                                 -------------
NET ASSETS                                                                                                       $ 448,868,108
                                                                                                                 =============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                $ 622,585,617
  Accumulated net realized loss                                                                                   (180,269,847)
  Net investment income                                                                                                570,621
  Net unrealized appreciation                                                                                        5,981,717
                                                                                                                 -------------
TOTAL NET ASSETS                                                                                                 $ 448,868,108
                                                                                                                 =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                           22,271,102
                                                                                                                 =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                $       20.15
                                                                                                                 =============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                        STANDISH MELLON FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Income allocated from Portfolio                                                                                  $10,286,803
  Expenses allocated from Portfolio                                                                                 (1,082,348)
                                                                                                                 -------------
    Net investment income allocated from Portfolio                                                                   9,204,455

EXPENSES
 Transfer agent fees (Note 2)                     $      20,505
 Registration fees                                       20,455
 Professional fees                                       12,725
 Trustees' fees (Note 2)                                    993
 Insurance expense                                        1,190
                                                  -------------
    Total expenses                                                                                                      55,868
                                                                                                                 -------------
      Net investment income                                                                                          9,148,587
                                                                                                                 -------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment, futures, options, swaps and foreign currency transactions                                            4,914,021
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments, futures, options, swaps and foreign currencies                                                     (1,645,429)
                                                                                                                 -------------
      Net realized and unrealized gain (loss) on investments                                                         3,268,592
                                                                                                                 -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                       $  12,417,179
                                                                                                                 =============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED           FOR THE
                                                                                     JUNE 30, 2005           YEAR ENDED
                                                                                      (UNAUDITED)         DECEMBER 31, 2004
                                                                                    --------------         --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income                                                             $    9,148,587         $   19,532,026
  Net realized gain (loss)                                                               4,914,021             20,499,067
  Change in net unrealized appreciation (depreciation)                                  (1,645,429)           (13,157,811)
                                                                                    --------------         --------------
  Net increase (decrease) in net assets from operations                                 12,417,179             26,873,282
                                                                                    --------------         --------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                           (10,162,885)           (27,209,831)
                                                                                    --------------         --------------
  Total distributions to shareholders                                                  (10,162,885)           (27,209,831)
                                                                                    --------------         --------------

FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                      23,315,521             46,761,132
  Value of shares issued to shareholders in reinvestment of distributions                6,871,704             18,592,134
  Cost of shares redeemed                                                              (46,880,063)          (197,499,402)
                                                                                    --------------         --------------
  Net increase (decrease) in net assets from Fund share transactions                   (16,692,838)          (132,146,136)
                                                                                    --------------         --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                (14,438,544)          (132,482,685)

NET ASSETS
  At beginning of period                                                               463,306,652            595,789,337
                                                                                    --------------         --------------
  At end of period (including undistributed net
    investment income of $570,621 and $1,584,919)                                   $  448,868,108         $  463,306,652
                                                                                    ==============         ==============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    --------------------------------------------------------------------
                                               (UNAUDITED)       2004           2003           2002          2001(a)         2000
                                                --------       --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD            $  20.08       $  20.08       $  19.70       $  18.93      $    18.92    $    18.55
                                                --------       --------       --------       --------      ----------    ----------

FROM OPERATIONS:
   Net investment income * (b)                      0.39           0.77           0.75           0.93            1.22          1.35
   Net realized and unrealized
      gains (loss) on investments                   0.13           0.36           0.28           0.71            0.10          0.47
                                                --------       --------       --------       --------      ----------    ----------
TOTAL FROM OPERATIONS                               0.52           1.13           1.03           1.64            1.32          1.82
                                                --------       --------       --------       --------      ----------    ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                      (0.45)         (1.13)         (0.65)         (0.87)          (1.31)        (1.45)
                                                --------       --------       --------       --------      ----------    ----------
Total distributions to shareholders                (0.45)         (1.13)         (0.65)         (0.87)          (1.31)        (1.45)
                                                --------       --------       --------       --------      ----------    ----------

NET ASSET VALUE, END OF YEAR                    $  20.15       $  20.08       $  20.08       $  19.70      $    18.93    $    18.92
                                                ========       ========       ========       ========      ==========    ==========

TOTAL RETURN (c)                                    2.62%(d)       5.74%          5.24%          8.89%           7.16%        10.21%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets) * (e)     0.49%(f)       0.48%          0.42%          0.38%           0.38%         0.37%
   Net Investment Income (to average
        daily net assets)  *                        3.93%(f)       3.77%          3.76%          4.86%           6.35%         7.23%
   Net Assets, End of Period (000's omitted)    $448,868       $463,307       $595,789       $941,240      $1,475,570    $2,220,981

-------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share (b)             N/A            N/A       $   0.73       $   0.93             N/A           N/A
     Ratios (to average daily net assets):
       Expenses (e)                                  N/A            N/A           0.45%          0.42%            N/A           N/A
       Net investment income                         N/A            N/A           3.73%          4.82%            N/A           N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 6.37% to 6.35%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated based on average shares outstanding.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Not annualized.
(e)  Includes the Fund's share of the Portfolio's allocated expenses.
(f)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                        STANDISH MELLON FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consisting primarily of a high level of income. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT TRANSACTIONS AND INCOME

     Investment transactions in the Portfolio are recorded as of the settlement date of shareholder transactions. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or Portfolio. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or Portfolios.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $19,204 during the period ended June 30, 2005.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust and the Portfolio Trust will pay a portion of the salary of the Trust's and the Portfolio Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2005, aggregated $26,375,046 and $56,795,926, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                    FOR THE
                                                                                SIX MONTHS ENDED             FOR THE
                                                                                  JUNE 30, 2005            YEAR ENDED
                                                                                   (UNAUDITED)          DECEMBER 31, 2004
                                                                                   ------------           ------------
     Shares sold                                                                      1,157,734              2,338,169
     Shares issued to shareholders
      reinvestment of distributions declared                                            343,617                927,191
     Shares redeemed                                                                 (2,306,852)            (9,861,429)
                                                                                   ------------           ------------
     Net increase (decrease)                                                           (805,501)            (6,596,069)
                                                                                   ============           ============

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2005, the Fund did not collect any redemption fees.

5)   FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation/(depreciation) information.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--137.7%

BONDS AND NOTES--116.6%

ASSET BACKED--21.5%
Accredited Mortgage Loan Trust 2005-1 A2A (a)                           3.414%    4/25/2035         USD       916,109  $   916,268
Accredited Mortgage Loan Trust 2005-2 A2A                               3.414     7/25/2035                 1,374,025    1,373,603
ACE Securities Corp. 2005-HE1 A2A (a)                                   3.434     2/25/2035                   891,779      891,836
Advanta Mortgage Loan Trust 1999-3 A4                                   7.750    10/25/2026                   173,598      176,102
American Express Credit Account Master Trust 2004-C (a) 144a            3.720     2/15/2012                 4,048,344    4,061,040
Banc of America Commercial Mortgage, Inc. 2005-2 A2                     4.247     7/10/2043                 1,900,000    1,904,750
Bear Stearns Asset Backed Securities, Inc. 2005-HE2 1A1 (a)             3.424     2/25/2035                 1,178,922    1,179,168
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)             3.394     3/25/2035                   785,580      785,691
Capital Auto Receivables Asset Trust 144a                               5.820     5/15/2012                 1,950,000    1,962,727
Capital One Master Trust 2001-2 C (a) 144a                              4.320     1/15/2009                 2,000,000    2,006,668
Capital One Multi-Asset Execution Trust 2002-B1 B1 (a)                  3.900     7/15/2008                 5,840,000    5,843,923
Capital One Multi-Asset Execution Trust 2003-B2 B2                      3.500     2/17/2009                   725,000      721,696
Capital One Multi-Asset Execution Trust 2004-C1 C1                      3.400    11/16/2009                 2,950,000    2,915,356
Centex Home Equity Co. LLC 2004-2 A1 (a)                                3.484     1/25/2025                 1,103,065    1,103,187
Chase Credit Card Master Trust (a)                                      3.770     9/15/2009                 1,000,000    1,004,347
Chase Credit Card Master Trust 2000-3 A (a)                             3.350     1/15/2008                 2,480,000    2,480,665
Chase Credit Card Master Trust 2002-6 B (a)                             3.570     1/15/2008                 2,245,000    2,245,694
Chase Credit Card Master Trust 2002-8 A (a)                             3.280     3/17/2008                 1,900,000    1,900,481
Chase Funding Loan Acquisition Trust (a)                                3.494     9/25/2013                   117,333      117,340
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-1 2A1 (a)    3.330    12/25/2030                 1,132,989    1,132,999
Chase Manhattan Auto Owner Trust                                        1.520     5/15/2007                   537,263      534,146
Citibank Credit Card Issuance Trust 2000-C1 C1                          7.450     9/15/2007                 3,250,000    3,274,711
Citibank Credit Card Issuance Trust 2001-C3 C3                          6.650     5/15/2008                 1,420,000    1,452,233
Citigroup Mortgage Loan Trust, Inc. 2005-OPT3 A1A (a)                   3.306     7/25/2035                 1,475,000    1,475,000
Countrywide Alternative Loan Trust 2005-J4 2A1B                         3.434     7/25/2035                 1,569,889    1,569,889
Countrywide Asset-Backed Certificates 2004-10 2AV1 (a)                  3.474     9/25/2023                   440,553      440,616
Countrywide Asset-backed Certificates 2004-14 A1 (a)                    3.454     6/25/2035                 1,384,643    1,385,003
Countrywide Asset-Backed Certificates 2005-2 2A1 (a)                    3.404     8/25/2035                 1,181,762    1,181,831
CS First Boston Mortgage Securities Corp. 2002-HE4                      6.940     8/25/2032                   650,000      658,511
First USA Credit Card Master Trust 1998-4 (a) 144a                      3.760     3/18/2008                 1,875,000    1,874,848
Ford Credit Auto Owner Trust 2005-B B                                   4.640     4/15/2010                 1,350,000    1,362,975
Fremont Home Loan Trust 2005-1 2A1 (a)                                  3.414     6/25/2035                 1,420,444    1,421,280
Green Tree Financial Corp. 1994-7 M1                                    9.250     3/15/2020                 1,100,000    1,178,986
Harley-Davidson Motorcycle Trust 2001-3 B                               3.720    10/15/2009                   974,022      970,694
Home Equity Asset Trust 2005-5 2A1                                      3.510    11/25/2035                 2,075,000    2,075,000
Honda Auto Receivables Owner Trust 2004-1 A3                            2.400     2/21/2008                 1,383,000    1,364,529
Household Credit Card Master Note Trust I 2001 Cl A (a)                 3.360     8/15/2008                 3,250,000    3,251,811
MBNA Credit Card Master Note Trust 2001-C3 C3                           6.550    12/15/2008                 1,645,000    1,687,489
Merrill Lynch Mortgage Investors, Inc. (a)                              3.424    10/25/2035                   706,877      707,000
Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 A2A (a)                3.414     9/25/2035                   890,404      890,623
MMCA Automobile Trust 2002-1 Cl B                                       5.370     1/15/2010                   315,866      316,673
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                          3.394     2/25/2035                   944,326      944,308
Morgan Stanley Home Equity Loans 2005-2 A2A (a)                         3.404     5/25/2035                   782,952      782,351
Nomura Asset Acceptance Corp. 2005-AP2 A5 (a)                           4.976     5/25/2035                   950,000      962,172
Nomura Asset Acceptance Corp. 2005-WF1 2A5                              5.159     3/25/2035                   880,000      893,857
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                          3.454     2/25/2035                   703,207      703,193
Option One Mortgage Loan Trust 2004-3 A2 (a)                            3.464    11/25/2034                   799,566      799,631
Origen Manufactured Housing 2005-A A1                                   4.060     7/15/2013                 2,064,206    2,062,034
Park Place Securities, Inc. 2005-WHQ1 A3A (a)                           3.200     3/25/2035                 2,525,664    2,526,785

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED (CONTINUED)
Residential Asset Mortgage Products, Inc 2005-RS2 AII1 (a)              3.424%    2/25/2035         USD     1,017,660  $ 1,018,005
Residential Asset Mortgage Products, Inc. 2004-RS12 AII1 (a)            3.444     6/25/2027                 2,071,873    2,072,804
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)              3.414     3/25/2035                 2,212,430    2,212,746
Residential Asset Securities Corp. 2004-KS10 AI1 (a)                    3.484    10/25/2013                   929,113      929,347
Residential Asset Securities Corp.2005-EMX1 AI1 (a)                     3.414     3/25/2035                 1,191,749    1,191,914
Specialty Underwriting & Residential Finance (a)                        3.464    10/25/2035                 2,006,007    2,006,390
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a)           3.424    12/25/2035                   992,094      992,153
Structured Adjustable Rate Mortgage Loan 2005-8XS A1 (a)                3.414     4/25/2035                 3,101,505    3,101,505
USAA Auto Owner Trust 2005-WF1 2A5                                      2.337    11/15/2005                   244,060      243,964
Vanderbilt Mortgage Finance 1999-A 1A6                                  6.750      3/7/2029                 1,110,000    1,196,599
Washington Mutual 2005-AR4 A4B                                          4.684     4/25/2035                   450,000      450,633
WFS Financial Owner Trust 2003-3 A4                                     3.250     5/20/2011                 2,425,000    2,399,532
WFS Financial Owner Trust 2004-1 D                                      3.170     8/22/2011                 1,322,736    1,311,577
WFS Financial Owner Trust 2004-4 C                                      3.210     5/17/2012                 1,803,337    1,782,795
WFS Financial Owner Trust 2004-4 Cl A2                                  2.500    12/17/2007                 1,107,756    1,102,296
WFS Financial Owner Trust 2005-2 B                                      4.570    11/19/2012                   675,000      683,156
                                                                                                                       -----------
Total Asset Backed (Cost $96,483,101)                                                                                   96,167,136
                                                                                                                       -----------

COLLATERALIZED MORTGAGE OBLIGATIONS--2.8%
Crown Castle Towers LLC, 2005-1A D 144A                                 5.612     6/15/2035                   540,000      542,173
GNMA 2003-48 AC                                                         2.712     2/16/2020                 2,298,079    2,226,725
GNMA 2003-72 A                                                          3.206     4/16/2018                 2,283,167    2,236,502
GNMA 2003-88 AC                                                         2.914     6/16/2018                 1,661,779    1,613,942
GNMA 2003-96 B                                                          3.607     8/16/2018                   615,000      604,669
GNMA 2004-12A                                                           3.110     1/16/2019                 1,196,117    1,160,131
GNMA 2004-25 AC                                                         3.377     1/16/2023                   885,000      863,581
Structured Asset Mortgage Investments, Inc. 1998-2 B                    6.750     4/30/2030                    54,808       54,526
Washington Mutual 2003-AR10 A6 (a)                                      4.074    10/25/2033                 1,800,000    1,791,074
Washington Mutual 2004-AR9 A7                                           4.211     8/25/2034                 1,250,000    1,248,569
                                                                                                                       -----------
Total Collateralized Mortgage Obligations (Cost $12,528,604)                                                            12,341,892
                                                                                                                       -----------

CORPORATE--30.0%

BANKING--3.8%
Amsouth Bank NA                                                         4.850      4/1/2013                 1,100,000    1,120,514
Chevy Chase Bank FSB                                                    6.875     12/1/2013                 1,370,000    1,414,525
City National Corp.                                                     5.125     2/15/2013                   940,000      965,392
Export-Import Bank of Korea                                             4.500     8/12/2009                   895,000      898,223
JPMorgan Chase & Co.                                                    5.125     9/15/2014                 1,600,000    1,636,722
Provident Capital Trust I                                               8.600     12/1/2026                   590,000      640,911
Rabobank Capital Funding Trust III 144A                                 5.254    10/15/2049                 1,450,000    1,487,323
Regions Financial Corp.                                                 6.375     5/15/2012                 1,000,000    1,122,136
Union Planters Corp.                                                    4.375     12/1/2010                   525,000      523,725
Union Planters Corp.                                                    7.750      3/1/2011                 1,965,000    2,283,984
US Bank NA (a)                                                          3.258     9/29/2006                 2,625,000    2,624,811
Wells Fargo & Co.                                                       6.375      8/1/2011                   850,000      939,868
Zions Bancorporation                                                    6.000     9/15/2015                 1,145,000    1,248,459
                                                                                                                       -----------
                                                                                                                        16,906,593
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--2.6%
Cabot Corp. 144A                                                        5.250%     9/1/2013         USD       900,000  $   917,663
Georgia-Pacific Corp.                                                   8.875      2/1/2010                 1,100,000    1,248,500
Georgia-Pacific Corp.                                                   8.000     1/15/2024                   980,000    1,127,000
ICI Wilmington, Inc.                                                    4.375     12/1/2008                   335,000      332,455
International Flavors & Fragrances, Inc.                                6.450     5/15/2006                   950,000      967,173
International Paper Co.(*)                                              5.300      4/1/2015                 1,150,000    1,153,371
International Steel Group, Inc.                                         6.500     4/15/2014                 1,045,000    1,003,200
Lubrizol Corp.                                                          4.625     10/1/2009                   930,000      930,116
Lubrizol Corp.                                                          6.500     10/1/2034                 1,400,000    1,545,509
RPM International, Inc.                                                 4.450    10/15/2009                   645,000      635,348
RPM International, Inc.                                                 6.250    12/15/2013                 1,145,000    1,204,692
Westvaco Corp.                                                          7.950     2/15/2031                   525,000      674,553
                                                                                                                       -----------
                                                                                                                        11,739,580
                                                                                                                       -----------

COMMUNICATIONS--2.9%
Alltel Corp.                                                            4.656     5/17/2007                   585,000      589,592
Clear Channel Communications, Inc.                                      6.000     11/1/2006                   950,000      964,756
Clear Channel Communications, Inc.                                      5.000     3/15/2012                 1,150,000    1,087,641
Comcast Corp.                                                           5.500     3/15/2011                   325,000      339,081
New Cingular Wireless Services, Inc.                                    8.750      3/1/2031                   430,000      602,704
News America Holdings                                                   7.700    10/30/2025                 1,000,000    1,210,412
SBC Communications, Inc.                                                5.625     6/15/2016                   710,000      748,617
Sprint Capital Corp.                                                    8.750     3/15/2032                 1,720,000    2,392,711
TCI Communications, Inc.                                                7.875     2/15/2026                   825,000    1,030,378
Time Warner, Inc.                                                       6.750     4/15/2011                 1,100,000    1,219,004
Univision Communications, Inc.                                          7.850     7/15/2011                   917,000    1,041,707
Verizon Global Funding Corp.(*)                                         4.375      6/1/2013                 1,200,000    1,186,615
Verizon Global Funding Corp.                                            7.750     6/15/2032                   575,000      745,972
                                                                                                                       -----------
                                                                                                                        13,159,190
                                                                                                                       -----------

CONSUMER CYCLICAL--1.2%
Caesars Entertainment, Inc.                                             8.500    11/15/2006                   520,000      547,950
Caesars Entertainment, Inc.                                             8.875     9/15/2008                   900,000    1,004,625
DaimlerChrysler NA Holding Corp.                                        8.500     1/18/2031                   325,000      411,743
DaimlerChrysler NA Holding Corp.                                        4.875     6/15/2010                   380,000      378,253
Heinz (H.J.) Co. 144A (a)                                               6.189     12/1/2005                 1,105,000    1,115,398
Mohegan Tribal Gaming Authority                                         8.000      4/1/2012                   840,000      898,800
Station Casinos, Inc.                                                   6.000      4/1/2012                   850,000      862,750
                                                                                                                       -----------
                                                                                                                         5,219,519
                                                                                                                       -----------

CONSUMER NONCYCLICAL--2.6%
Altria Group, Inc.                                                      7.000     11/4/2013                   900,000    1,007,189
Aramark Services, Inc.                                                  7.000     7/15/2006                 2,290,000    2,341,823
Aramark Services, Inc.                                                  7.000      5/1/2007                 1,225,000    1,278,546
Erac USA Finance Co. 144A                                               7.950    12/15/2009                 1,000,000    1,131,880
Kroger Co.                                                              7.250      6/1/2009                   600,000      658,267
Kroger Co.                                                              8.000     9/15/2029                   955,000    1,201,350
RR Donnelley & Sons Co.                                                 4.950      4/1/2014                 1,710,000    1,671,944
Safeway, Inc.                                                           7.250      2/1/2031                   830,000      961,111
Stater Brothers Holdings(*)                                             8.125     6/15/2012                   865,000      843,375
Wyeth                                                                   5.500     3/15/2013                   555,000      584,110
                                                                                                                       -----------
                                                                                                                        11,679,595
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--1.3%
Amerada Hess Corp.                                                      6.650%    8/15/2011         USD       500,000  $   550,211
Amerada Hess Corp.                                                      7.300     8/15/2031                   865,000    1,043,681
Halliburton Co.                                                         5.500    10/15/2010                   550,000      576,802
Oneok, Inc.                                                             5.200     6/15/2015                   475,000      481,835
Southern Natural Gas Co.                                                6.700     10/1/2007                 1,910,000    1,940,745
XTO Energy, Inc.                                                        7.500     4/15/2012                 1,220,000    1,403,176
                                                                                                                       -----------
                                                                                                                         5,996,450
                                                                                                                       -----------

FINANCIAL--7.1%
Archstone-Smith Operating Trust REIT                                    5.250      5/1/2015                   100,000      102,070
Archstone-Smith Operating Trust REIT                                    5.000     8/15/2007                   850,000      864,326
Arden Realty LP REIT                                                    5.200      9/1/2011                   780,000      791,601
ASIF Global Financing 144A                                              3.850    11/26/2007                   870,000      859,506
Bear Stearns Cos., Inc.                                                 4.500    10/28/2010                   905,000      909,807
Boeing Capital Corp.                                                    7.375     9/27/2010                 1,055,000    1,206,796
Boston Properties LP                                                    5.625     4/15/2015                   675,000      708,787
Countrywide Home Loans, Inc.                                            4.000     3/22/2011                 2,379,000    2,294,365
Deluxe Corp.                                                            3.500     10/1/2007                   250,000      244,337
Duke Really LP                                                          5.875     8/15/2012                 1,150,000    1,216,133
Duke Realty LP                                                          7.750    11/15/2009                   915,000    1,027,272
Duke Realty LP                                                          6.950     3/15/2011                    25,000       27,633
EOP Operating LP                                                        7.000     7/15/2011                 1,100,000    1,219,754
ERP Operating LP                                                        6.625     3/15/2012                   450,000      501,313
Ford Motor Credit Co.                                                   7.750     2/15/2007                   500,000      509,724
Ford Motor Credit Co.                                                   7.200     6/15/2007                   905,000      915,398
Ford Motor Credit Co.                                                   6.500     1/25/2007                   750,000      755,384
Glencore Funding LLC 144A                                               6.000     4/15/2014                 1,320,000    1,265,744
Goldman Sachs Group, Inc.                                               5.700      9/1/2012                 1,335,000    1,420,468
Healthcare Realty Trust, Inc.                                           8.125      5/1/2011                   540,000      618,277
HSBC Finance Corp.                                                      4.750     4/15/2010                   765,000      775,858
International Lease Finance Corp.                                       4.750     1/13/2012                   900,000      896,968
Jefferies Group, Inc.                                                   7.750     3/15/2012                 1,920,000    2,202,221
Leucadia National Corp.                                                 7.000     8/15/2013                 1,160,000    1,160,000
Mack-Cali Realty LP REIT                                                5.050     4/15/2010                   350,000      354,358
Mack-Cali Realty LP REIT                                                5.125     1/15/2015                   550,000      548,005
MassMutual Global Funding II 144A                                       3.800     4/15/2009                   650,000      640,420
Morgan Stanley                                                          4.750      4/1/2014                 1,350,000    1,329,978
Nationwide Mutual Insurance Co. 144A                                    8.250     12/1/2031                 1,000,000    1,301,013
Nationwide Mutual Insurance Co. 144A                                    6.600     4/15/2034                   485,000      506,146
Principal Life Income Funding Trusts (a)                                3.151    10/14/2005                 1,935,000    1,934,977
Residential Capital Corp. 144A                                          6.375     6/30/2010                 1,990,000    1,999,576
Simon Property Group LP                                                 4.875     8/15/2010                   795,000      803,326
                                                                                                                       -----------
                                                                                                                        31,911,541
                                                                                                                       -----------

INDUSTRIAL--2.9%
American Standard, Inc.                                                 7.375      2/1/2008                   500,000      532,368
Enterprise Products Operations                                          6.650    10/15/2034                 1,750,000    1,921,269
ICI Wilmington, Inc.                                                    5.625     12/1/2013                 1,365,000    1,416,239
L-3 Communications Corp.                                                7.625     6/15/2012                 1,450,000    1,544,250
Northrop Grumman Corp.                                                  7.125     2/15/2011                   545,000      616,376
Raytheon Co.                                                            6.750     8/15/2007                   248,000      260,171
Raytheon Co.                                                            5.500    11/15/2012                   380,000      399,805
Republic Services, Inc. 144A                                            6.086     3/15/2035                 1,450,000    1,531,200
Sealed Air Corp. 144A                                                   5.625     7/15/2013                   570,000      585,721

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
Tyco International Group SA                                             6.000%   11/15/2013         USD       915,000  $   995,057
Waste Management, Inc.                                                  6.875     5/15/2009                 1,220,000    1,320,820
Waste Management, Inc.                                                  7.375      8/1/2010                   275,000      307,519
Waste Management, Inc.                                                  7.000     7/15/2028                   900,000    1,043,861
Waste Management, Inc.                                                  7.375     5/15/2029                    35,000       42,123
Weyerhaeuser Co.                                                        7.375     3/15/2032                   530,000      624,963
                                                                                                                       -----------
                                                                                                                        13,141,742
                                                                                                                       -----------

SERVICES--1.8%
ACE Capital Trust II                                                    9.700      4/1/2030                   405,000      558,937
AON Capital Trust A                                                     8.205      1/1/2027                   650,000      761,471
CVS Corp.                                                               4.000     9/15/2009                   360,000      356,696
Harrahs Operating Co., Inc. 144A                                        8.000      2/1/2011                   825,000      945,980
May Dept. Stores                                                        6.650     7/15/2024                 1,145,000    1,260,371
Medco Health Solutions                                                  7.250     8/15/2013                   310,000      348,966
Metlife, Inc.                                                           5.000     6/15/2015                 2,150,000    2,181,966
MGM Mirage, Inc.                                                        6.000     10/1/2009                   410,000      412,050
Nextel Communications, Inc.                                             5.950     3/15/2014                 1,025,000    1,064,719
                                                                                                                       -----------
                                                                                                                         7,891,156
                                                                                                                       -----------

TRANSPORTATION--1.0%
CSX Corp.                                                               6.250    10/15/2008                   865,000      914,404
Fedex Corp.                                                             2.650      4/1/2007                 1,090,000    1,061,599
Norfolk Southern Corp.                                                  6.750     2/15/2011                   325,000      363,430
Ryder System, Inc.                                                      5.000     6/15/2012                   720,000      720,583
Union Pacific Corp.                                                     3.875     2/15/2009                 1,400,000    1,377,964
                                                                                                                       -----------
                                                                                                                         4,437,980
                                                                                                                       -----------

TECHNOLOGY--0.1%
Freescale Semiconductor, Inc.                                           6.875     7/15/2011                   335,000      355,100
                                                                                                                       -----------

UTILITIES--2.7%
Appalachian Power Co.                                                   5.950     5/15/2033                   450,000      484,116
Consumers Energy Co.                                                    5.375     4/15/2013                   995,000    1,032,077
Dominion Resources, Inc.                                                7.195     9/15/2014                 1,380,000    1,602,671
FirstEnergy Corp.                                                       6.450    11/15/2011                   650,000      710,207
FPL Energy National Wind 144A                                           5.608     3/10/2024                   230,000      234,692
Illinois Power Co.                                                      7.500     6/15/2009                 1,190,000    1,327,953
Indianapolis Power & Light 144A                                         6.600      1/1/2034                   285,000      331,262
Nevada Power Co. 144a                                                   5.875     1/15/2015                   275,000      276,375
Niagara Mohawk Power Corp.                                              7.750     10/1/2008                 1,000,000    1,098,717
Nisource Finance Corp.                                                  7.875    11/15/2010                   750,000      861,803
Pacific Gas & Electric Co.                                              3.600      3/1/2009                   550,000      537,236
Pepco Holdings, Inc.                                                    5.500     8/15/2007                   850,000      868,846
Public Service Co. of Colorado                                          4.375     10/1/2008                   930,000      932,925
Southern California Edison Co.                                          8.000     2/15/2007                   357,000      379,030
Southern California Edison Co. (a)                                      3.440     1/13/2006                 1,550,000    1,551,922
                                                                                                                       -----------
                                                                                                                        12,229,832
                                                                                                                       -----------
Total Corporate (Cost $131,351,514)                                                                                    134,668,278
                                                                                                                       -----------

MUNICIPAL BONDS--0.9%
Badger Tob Asset Securitization Corp.                                   6.125      6/1/2027                   920,000      975,835
Golden State Tobacco Securitization Corp.                               5.000      6/1/2021                 1,360,000    1,375,273
Sacramento County California Pension Funding (b)                        0.000     7/10/2030                 1,675,000    1,609,575
                                                                                                                       -----------
Total Municipal Obligations (Cost $3,693,216)                                                                            3,960,683
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS--3.6%
Banco Nacional de Desenvolvimento Economico e Social (a)                5.822%    6/16/2008         USD     1,325,000  $ 1,341,563
Republic of El Salvador                                                 9.500     8/15/2006                 1,200,000    1,266,000
Republic of El Salvador 144A                                            9.500     7/25/2011                   870,000    1,004,850
Republic of South Africa                                                9.125     5/19/2009                 1,485,000    1,724,456
Russian Federation                                                     10.000     6/26/2007                 1,315,000    1,448,144
Russian Federation(*)                                                   8.250     3/31/2010                   955,000    1,040,950
Russian Federation                                                     12.750     6/24/2028                 1,290,000    2,334,900
Russian Federation 144A                                                10.000     6/26/2007                 1,475,000    1,626,188
Ukraine Government 144A (a)                                             5.330      8/5/2009                   545,000      588,600
United Mexican States                                                   6.375     1/16/2013                   750,000      803,250
United Mexican States(*)                                                6.625      3/3/2015                 2,558,000    2,809,963
                                                                                                                       -----------
Total Sovereign Bonds (Cost $15,538,572)                                                                                15,988,864
                                                                                                                       -----------

YANKEE BONDS--3.8%
Amvescap PLC                                                            5.375     2/27/2013                 1,090,000    1,121,465
Bombardier, Inc. 144A                                                   6.300      5/1/2014                 2,090,000    1,891,450
British Sky Broadcasting PLC                                            6.875     2/23/2009                   115,000      123,720
British Sky Broadcasting PLC                                            8.200     7/15/2009                 1,055,000    1,194,246
Celulosa Arauco Constitu 144A                                           5.625     4/20/2015                   215,000      219,539
Celulosa Arauco y Constitucion SA                                       5.125      7/9/2013                   935,000      925,989
Chuo Mitsui Trust & Banking 144A (a)                                    5.506     2/15/2049                 1,235,000    1,213,296
Deutsche Telekom International Finance BV                               8.750     6/15/2030                 1,320,000    1,787,252
Donohue Forest Products                                                 7.625     5/15/2007                 1,560,000    1,575,600
French Telecom                                                          8.500      3/1/2011                   440,000      510,609
Ispat Inland Ulc(*)                                                     9.750      4/1/2014                   330,000      384,450
Northern Rock PLC 144A                                                  5.600     4/30/2014                   640,000      664,177
Pearson Dollar Finance PLC 144A                                         4.700      6/1/2009                   875,000      877,995
Petro-Canada                                                            5.000    11/15/2014                   920,000      928,573
Sappi Papier Holding AG 144A                                            6.750     6/15/2012                 1,076,000    1,149,884
St. George Bank Ltd. 144A                                               5.300    10/15/2015                   890,000      931,579
Teck Cominco Ltd.                                                       7.000     9/15/2012                 1,465,000    1,635,907
                                                                                                                       -----------
Total Yankee Bonds (Cost $16,665,934)                                                                                   17,135,731
                                                                                                                       -----------

NON-AGENCY--3.8%

NON-AGENCY PASS THRU SECURITIES--3.8%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                 4.240     8/13/2039                 1,890,000    1,877,836
Calwest Industrial Trust 2002-CALW A 144A                               6.127     2/15/2017                 2,120,000    2,319,433
Capco America Securitization Corp. 1998-D7 A1B                          6.260    10/15/2030                 1,165,000    1,236,088
DLJ Commercial Mortgage Corp. 1998-CF2 B1                               7.282    11/12/2031                 2,350,000    2,534,172
First Chicago/Lennar Trust 1997-CHL1 D(a) 144A                          7.702     4/29/2039                 3,995,001    4,089,882
Lehman Brothers 2004-LLFA A1 144A (a)                                   3.350    10/15/2017                 3,801,739    3,801,057
Mach One Trust 2004-1A A1 144A                                          3.890     5/28/2040                 1,105,837    1,092,665
                                                                                                                       -----------
Total Non-Agency (Cost $16,647,464)                                                                                     16,951,133
                                                                                                                       -----------

U.S. GOVERNMENT AGENCY--31.3%

PASS THRU SECURITIES--31.3%
FHLMC Gold                                                              4.000     10/1/2009                   632,955      629,652
FHLMC Gold                                                              7.000     11/1/2031                   191,827      201,981
FHLMC Gold                                                              7.000     11/1/2031                   162,871      171,492
FHLMC Gold                                                              6.000     10/1/2033                 2,537,365    2,603,506
FHLMC Gold                                                              5.500      1/1/2034                   999,982    1,014,606
FHLMC Gold                                                              5.500      3/1/2034                   406,688      412,636
FNMA                                                                    4.000      5/1/2010                 2,396,647    2,368,427

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
PASS THRU SECURITIES (CONTINUED)
FNMA                                                                    3.640%     6/1/2010         USD     2,665,000  $ 2,569,511
FNMA                                                                    3.530      7/1/2010                 1,188,877    1,149,211
FNMA                                                                    5.139    12/25/2011                   989,597    1,020,719
FNMA                                                                    8.500      6/1/2012                    36,204       37,897
FNMA                                                                    5.000      1/1/2019                   482,121      487,779
FNMA                                                                    5.500     11/1/2024                 1,892,323    1,931,115
FNMA                                                                    5.500      1/1/2025                 4,837,843    4,937,018
FNMA                                                                    7.500     11/1/2029                       883          944
FNMA                                                                    5.500      5/1/2033                 1,142,685    1,159,365
FNMA                                                                    5.500      1/1/2034                   889,001      901,978
FNMA                                                                    5.500      1/1/2034                 2,229,320    2,261,861
FNMA (TBA) (#)                                                          4.500      7/1/2020                19,850,000   19,756,943
FNMA (TBA) (#)                                                          5.000      7/1/2020                 8,750,000    8,845,708
FNMA (TBA) (#)                                                          5.500      7/1/2020                13,500,000   13,854,375
FNMA (TBA) (#)                                                          6.000      7/1/2020                 4,575,000    4,729,406
FNMA (TBA) (#)                                                          5.000      7/1/2035                28,660,000   28,660,000
FNMA (TBA) (#)                                                          5.500      7/1/2035                23,715,000   24,033,682
FNMA (TBA) (#)                                                          6.000      7/1/2035                 3,650,000    3,741,250
GNMA                                                                    9.000     2/15/2021                    20,185       22,206
GNMA                                                                    6.500     8/15/2032                   295,864      309,326
GNMA 2004-43 A                                                          2.822    12/16/2019                 1,316,579    1,273,855
GNMA 2004-51 A                                                          4.145     2/16/2018                 1,999,064    1,990,115
GNMA 2004-57 A                                                          3.022     1/16/2019                   965,898      939,380
GNMA 2004-67 A                                                          3.648     9/16/2017                   971,735      958,250
GNMA 2004-77 A                                                          3.402     3/16/2020                   840,439      822,124
GNMA 2004-97 AB                                                         3.084     4/16/2022                 1,958,503    1,898,471
GNMA 2005-32 B                                                          4.385     8/16/2030                 1,365,000    1,365,505
GNMA 2005-9 A                                                           4.026     5/16/2022                 1,753,647    1,739,050
GNR 2005-29 A                                                           4.016     7/16/2027                 1,127,893    1,116,004
                                                                                                                       -----------
Total U.S. Government Agency (Cost $139,750,165)                                                                       139,915,348
                                                                                                                       -----------

US TREASURY OBLIGATIONS--15.1%
U.S. Treasury Inflation-Indexed Bond(*)                                 0.875     4/15/2010                 6,880,766    6,710,894
U.S. Treasury Note *                                                    3.375     2/28/2007                 4,715,000    4,694,372
U.S. Treasury Note *                                                    3.625     4/30/2007                30,860,000   30,843,120
U.S. Treasury Note                                                      3.000     7/15/2012                 1,964,393    2,157,608
U.S. Treasury Note *                                                    4.250     8/15/2013                10,450,000   10,711,250
U.S. Treasury Note *                                                    6.250     5/15/2030                 9,540,000   12,426,222
                                                                                                                       -----------
Total US Treasury Obligations (Cost $66,608,086)                                                                        67,543,466
                                                                                                                       -----------

FOREIGN DENOMINATED--3.8%

AUSTRALIA--1.8%
Australian Government *                                                 5.250     8/15/2010         AUD    10,500,000    8,038,397
                                                                                                                       -----------

EURO--2.0%
Deutsche Republic                                                       4.125      7/4/2008         EUR     1,655,000    2,114,788
Deutsche Republic                                                       4.500      1/4/2013                 1,620,000    2,175,189
Deutsche Republic *                                                     4.750      7/4/2034                 3,195,000    4,612,420
                                                                                                                       -----------
                                                                                                                         8,902,397
                                                                                                                       -----------
Total Foreign Denominated (Cost $ 16,010,274)                                                                           16,940,794
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $515,276,930)                                                                              521,613,325
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                   RATE       MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.6%
Equity Office Properties Trust 144A CVT Pfd REIT (Cost $2,513,200)                                  USD        50,600  $ 2,574,275
                                                                                                                       -----------

PURCHASED OPTIONS--0.0%                                                                                   CONTRACT SIZE
                                                                                                          -------------
CDX Indexco LLC Call, Strike Price .565%, 6/20/10                                                             120,000       18,600
U.S. Treasury Note 4.00% Call, Strike Price 98.453, 8/1/05                                                     46,500       92,721
U.S. Treasury Note 4.125% Call, Strike Price 101.328, 8/30/05                                                  47,400       47,069
U.S. Treasury Note 4.125% Put, Strike Price 99.578, 8/18/05                                                    47,000       13,402
                                                                                                                       -----------
Total Purchased Options (Cost $190,311)                                                                                    171,792
                                                                                                                       -----------

SHORT TERM INVESTMENTS--5.8%

                                                                                                              PAR
U.S. GOVERNMENT AGENCY--2.4%                                                                                 VALUE
                                                                                                          -----------
FNMA Discount Note   + !                                                3.080%    7/19/2005         USD    10,825,000   10,810,401
                                                                                                                       -----------

U.S. TREASURY BILL--3.4%
U.S. Treasury Bill +                                                    2.910      9/8/2005                   100,000       99,425
U.S. Treasury Bill +                                                    2.940     8/25/2005                15,000,000   14,932,533
                                                                                                                       -----------
                                                                                                                        15,031,958
                                                                                                                       -----------
TOTAL SHORT TERM INVESTMENTS (Cost $25,842,377)                                                                         25,842,359
                                                                                                                       -----------

INVESTMENT OF CASH COLLATERAL--14.7%                                                                         SHARES
                                                                                                           ----------
BlackRock Cash Strategies L.L.C (**) (Cost $66,159,982)                                                    66,159,982   66,159,982
                                                                                                                       -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $609,982,800)                                                                     616,361,733
                                                                                                                       -----------

AFFILIATED INVESTMENTS--1.4%
Dreyfus Institutional Preferred Plus Money Market Fund ((+)(+)) (Cost $6,379,652)
                                                                                                            6,379,652    6,379,652
                                                                                                                       -----------

TOTAL INVESTMENTS--138.5% (Cost $616,362,452)                                                                           622,741,385
LIABILITIES IN EXCESS OF OTHER ASSETS--(38.5%)                                                                         (175,146,436)
                                                                                                                       -----------
NET ASSETS--100%                                                                                                       $447,594,949
                                                                                                                       ============

NOTES TO SCHEDULE OF INVESTMENTS:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
REIT-Real Estate Investment Trust
TBA--To Be Announced
(a)  Variable Rate Security; rate indicated as of 6/30/05.
(b)  Zero coupon security.
AUD--Australian Dollar
EUR--Euro
+    Rate noted is yield to maturity
#    Delayed Delivery contract.
*    Security, or a portion of thereof, was on loan at 6/30/05.
!    Denotes all of part of security pledged as collateral.
++   Affiliated institutional money market fund.
** Money market fund exempt from registration under the Investment Company Act of 1940 offered only to eligible investors.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005 the Portfolio held the following futures contracts:

                                                                                         UNDERLYING FACE          UNREALIZED
CONTRACT                                       POSITION         EXPIRATION DATE          AMOUNT AT VALUE          GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (10 Contracts)         Long               9/30/2005              $1,089,219              $     (313)
U.S. Long Bond CBT (15 Contracts)                Long               9/30/2005               1,743,164                  38,072
                                                                                           ----------              ----------
                                                                                           $2,832,383              $   37,759
                                                                                           ==========              ==========

At June 30, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                          LOCAL
                                        PRINCIPAL          CONTRACT           VALUE AT             USD AMOUNT         UNREALIZED
 CONTRACTS TO DELIVER                     AMOUNT           VALUE DATE        JUNE 30, 2005         TO RECEIVE           GAIN/LOSS
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                      10,420,000          9/21/2005        $  7,887,739          $  7,898,360        $   10,621
Brazilian Real                          5,740,000          8/15/2005           2,410,313             2,237,864          (172,449)
Euro                                    4,990,000          9/21/2005           6,059,023             6,030,690           (28,333)
                                                                            ------------          ------------        ----------
Total                                                                       $ 16,357,075          $ 16,166,914        $ (190,161)
                                                                            ============          ============        ==========

                                           LOCAL
                                         PRINCIPAL          CONTRACT           VALUE AT             USD AMOUNT         UNREALIZED
 CONTRACTS TO RECEIVE                     AMOUNT           VALUE DATE        JUNE 30, 2005         TO DELIVER             GAIN
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                          5,740,000          8/15/2005        $  2,410,313          $  2,056,610        $  353,703
                                                                            ============          ============        ==========
Total

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2005, the Portfolio held the following open swap contracts:

DESCRIPTION                                                      EXPIRATION DATE            NOTIONAL AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup, dated 5/17/2005 to pay 0.705%
per year times the notional amount. The Portfolio receives
payment only upon cumulative credits events by the reference entities comprising the Dow Jones CDX.NA.IG.4 tranche of
between 7% and 10% of the notional amount.                            6/20/2010              3,277,000 USD            ($44,906)

Agreement with Morgan Stanley, dated 5/18/2005 to pay 0.685%
per year times the notional amount. The Portfolio receives
payment only upon cumulative credits events by the reference entities comprising the Dow Jones CDX.NA.IG.4 tranche of
between 7% and 10% of the notional amount.                            6/20/2010                470,000 USD              (6,436)

Agreement with Citigroup, dated 5/18/2005 to pay 0.685%
per year times the notional amount. The Portfolio receives
payment only upon cumulative credits events by the reference entities comprising the Dow Jones CDX.NA.IG.4 tranche of
between 7% and 10% of the notional amount.                            6/20/2010                470,000 USD              (6,019)

Agreement with Merrill Lynch, dated 5/11/2005 to receive the notional amount multiplied by 4.1725% and to pay the notional
amount multiplied by the 3 month LIBOR.                               5/13/2008             23,575,000 USD             125,566

Agreement with Merrill Lynch, dated 5/11/2005 to pay the
notional amount multiplied by 4.6425% and to receive the
notional amount multiplied by the 3 month LIBOR.                      5/13/2015             23,575,000 USD            (643,971)

Agreement with Bear Stearns, dated 4/18/2005 to pay 0.37%
per year times the notional amount. The Portfolio receives
payment of the notional amount times the difference
between the par value and the then-market value of
The St. Paul Travelers Companies, Inc., 5.00% due 3/15/2013,
only upon a credit event by The St. Paul Travelers Companies, Inc.    6/20/2010              1,642,000 USD               1,229

Agreement with Deutsche Bank, dated 5/3/2005 to pay 0.31%
per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of The St. Paul Travelers Companies,
Inc., 8.125% due 4/15/2010, only upon a credit event by
The St. Paul Travelers Companies, Inc.                                6/20/2010              1,854,000 USD               4,129

Agreement with JP Morgan, dated 4/26/2005 to pay 0.30%
per year times the notional amount. The Portfolio makes
payment of the notional amount times the difference between
the par value and the then-market value of The St. Paul
Travelers Companies, Inc., 8.125% due 4/15/2010, only
upon a credit event by The St. Paul Travelers Companies, Inc.         6/20/2010              1,095,000 USD               3,826

Agreement with Bear Stearns, dated 6/01/2005 to receive 1.20%
per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of Altria Group, Inc., 7.00%
due 11/04/2013, only upon a credit event by Altria Group, Inc.        6/20/2010              1,370,000 USD               4,124

Agreement with Bear Stearns, dated 4/18/2005 to receive 0.33%
per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of Berkshire Hathaway, Inc., 4.625%
due 10/15/2013, only upon a credit event by Berkshire Hathaway, Inc.  6/20/2010             1,642,000 USD                 968

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                      EXPIRATION DATE          NOTIONAL AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Bear Stearns, dated 4/26/2005 to receive 0.27%
per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of Berkshire Hathaway, Inc., 4.625%
due 10/15/2013, only upon a credit event by Berkshire Hathaway, Inc.  6/20/2010             1,095,000 USD                (2,336)

Agreement with Deutsche Bank, dated 5/3/2005 to receive 0.28%
per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of Berkshire Hathaway, Inc., 4.825%
due 10/15/2013, only upon a credit event by Berkshire Hathaway, Inc.  6/20/2010             1,854,000 USD                (3,591)

Agreement with Morgan Stanley, dated 5/5/2005 to receive 0.78%
per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of MBIA, Inc., 6.625%
due 10/01/2028, only upon a credit event by MBIA, Inc.,              6/20/2010              2,350,000 USD                (7,471)

Agreement with Citigroup, dated 2/9/2005 to receive 0.53% per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of Washington Mutual, Inc., 4.00%
due 1/15/2009, only upon a credit event by Washington Mutual, Inc.   3/20/2015              2,305,000 USD               (46,854)
                                                                                                                    -----------
Total Swap Value                                                                                                    $  (621,742)
                                                                                                                    ===========


During the period ended June 30, 2005, the Portfolio entered into the following option transactions:

WRITTEN PUT OPTION TRANSACTIONS                                                           NUMBER OF CONTRACTS         PREMIUMS
------------------------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period                                                                 1                  $   65,051
Options written                                                                                  2                     125,821
Options expired                                                                                 (2)                   (135,059)
                                                                                                ---                 ----------
Outstanding, end of period                                                                       1                  $   55,813
                                                                                                ===                 ==========

SECURITY                                                                                      CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.125% Put, Strike Price 97.9375, 8/18/2005
  (premiums received 55,813)                                                                     1                  $    7,711
                                                                                                ===                 ==========

WRITTEN CALL OPTION TRANSACTIONS                                                          NUMBER OF CONTRACTS        PREMIUMS
------------------------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period                                                                 1                  $   31,109
Options written                                                                                  4                     184,631
Options expired                                                                                 (1)                    (31,109)
Options closed                                                                                  (1)                    (50,133)
                                                                                                ---                 ----------
Outstanding, end of period                                                                       3                  $  134,498
                                                                                                ===                 ==========

SECURITY                                                                                      CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------------------------
CDX Indexco LLC Call, Strike Price .51, 9/20/2005                                                1                  $   19,920
U.S. Treasury Note 4.00% Call, Strike Price 100.00, 8/01/2005                                    1                      83,886
U.S. Treasury Note 4.125% Call, Strike Price 102.859, 8/30/2005                                  1                      40,574
                                                                                                ---                 ----------
  (premiums received 134,498)                                                                    3                  $  144,380
                                                                                                ===                 ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $64,416,714) (Note 7)
    Unaffiliated issuers, at value (Note 1A) (cost $609,982,800)                                                  $616,361,733
    Affiliated issuers, at value (Note 1A)(cost $6,379,652) (Note 1G)                                                6,379,652
  Foreign currency, at value (identified cost, $4)                                                                           4
  Receivable for investments sold                                                                                   14,661,275
  Interest and dividends receivable                                                                                  3,926,764
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                      364,324
  Swap contracts, at value (Note 5)                                                                                    139,842
  Receivable for variation margin on open futures contracts (Note 5)                                                    10,469
  Prepaid expenses                                                                                                       6,987
                                                                                                                  ------------
    Total assets                                                                                                   641,851,050

LIABILITIES
 Payable for investments purchased                                                         $126,847,684
 Collateral for securities on loan (Note 7)                                                  66,159,982
 Due to custodian                                                                                 7,430
 Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                200,782
 Swap contracts, at value (Note 5)                                                              761,584
 Options written, at value (premiums received $190,311) (Note 5)                                152,091
 Accrued professional fees                                                                       26,236
 Accrued accounting, administration and custody fees (Note 2)                                    58,218
 Accrued trustees' fees and expenses (Note 2)                                                    14,258
 Accrued expenses                                                                                27,836
                                                                                           ------------
    Total liabilities                                                                                              194,256,101
                                                                                                                  ------------
NET ASSETS                                                                                                        $447,594,949
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                                                                 $ 10,044,112
  Interest income from affiliated investments (Note 1H)                                                                127,709
  Dividend income                                                                                                       66,412
  Securitiy lending income (Note 7)                                                                                     48,570
                                                                                                                  ------------
    Total investment Income                                                                                         10,286,803

EXPENSES
 Investment advisory fee (Note 2)                                                          $    877,729
 Accounting, administration and custody fees (Note 2)                                           101,699
 Professional fees                                                                               53,042
 Trustees' fees and expenses (Note 2)                                                            36,877
 Insurance expense                                                                               10,661
 Miscellaneous expenses                                                                           2,340
                                                                                           ------------
    Total expenses                                                                                                   1,082,348
                                                                                                                  ------------
      Net investment income                                                                                          9,204,455
                                                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                     3,759,044
    Financial futures contracts                                                                 245,657
    Written option transactions                                                                  88,426
    Swap transactions                                                                           116,944
    Foreign currency transactions and forward foreign currency exchange contracts               703,950
                                                                                           ------------
      Net realized gain                                                                                              4,914,021

  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                    (1,724,334)
    Financial futures contracts                                                                 417,486
    Written option transactions                                                                   1,104
    Swap transactions                                                                          (669,806)
    Foreign currency transactions and forward foreign currency exchange contracts               330,121
                                                                                           ------------
      Change in net unrealized appreciation (depreciation)                                                          (1,645,429)
                                                                                                                  ------------
        Net realized and unrealized gain (loss)                                                                      3,268,592
                                                                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                        $ 12,473,047
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED          FOR THE
                                                                                   JUNE 30, 2005          YEAR ENDED
                                                                                    (UNAUDITED)        DECEMBER 31, 2004
                                                                                    -----------        -----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
  Net investment income                                                            $   9,204,455         $  19,721,641
  Net realized gain (loss)                                                             4,914,021            20,499,067
  Change in net unrealized appreciation (depreciation)                                (1,645,429)          (13,157,811)
                                                                                   -------------         -------------
  Net increase (decrease) in net assets from operations                               12,473,047            27,062,897
                                                                                   -------------         -------------

CAPITAL TRANSACTIONS
  Contributions                                                                       26,375,046            65,727,299
  Withdrawals                                                                        (56,795,926)         (238,255,854)
                                                                                   -------------         -------------
  Net increase (decrease) in net assets from capital transactions                    (30,420,880)         (172,528,555)
                                                                                   -------------         -------------
TOTAL INCREASE IN NET ASSETS                                                         (17,947,833)         (145,465,658)

NET ASSETS
  At beginning of period                                                             465,542,782           611,008,440
                                                                                   -------------         -------------
  At end of period                                                                 $ 447,594,949         $ 465,542,782
                                                                                   =============         =============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005    --------------------------------------------------------------------
                                               (UNAUDITED)       2004           2003           2002          2001(A)         2000
                                                --------       --------       --------       --------       --------       --------
TOTAL RETURN (B)                                    2.65%(c)       5.77%          5.25%          8.89%           7.18%        10.23%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets) *         0.46%(d)       0.45%          0.41%          0.38%           0.36%         0.35%
   Net Investment Income (to average
        daily net assets)  *                        3.95%(d)       3.80%          3.78%          4.86%           6.37%         7.24%
   Portfolio Turnover                                 53%(c)         98%           398%           384%            329%          233%
   Net Assets, End of Year (000's omitted)      $447,595       $465,543       $611,008       $944,098      $1,495,389    $2,226,002

-------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Ratios (to average daily net assets):
       Expenses                                      N/A            N/A           0.42%          0.39%            N/A           N/A
       Net investment income                         N/A            N/A           3.77%          4.85%            N/A           N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 9.20% to 8.87%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

(c)  Not annualized.

(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     At June 30, 2005 there was one fund, Standish Mellon Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2005 was approximately 100%.

     The objective of the Portfolio is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. INCOME TAXES

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually its net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. EXPENSES

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. AFFILIATED ISSUERS

     Affiliated issuers are other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or by its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio paid $69,982 during the period ended June 30, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 6 for further details.

     No director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. Effective July 1, 2005, the Trust and the Portfolio Trust will pay a portion of the salary of the Trust's and the Portfolio Trust's Chief Compliance Officer. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2005 were as follows:

                                         PURCHASES            SALES
                                       ------------        ------------
     U.S. Government Securities        $201,975,441        $187,001,173
                                       ------------        ------------
     Investments (non-U.S.
        Government Securities)         $112,110,103        $ 99,172,298
                                       ============        ============

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

                  Aggregate cost                                 $616,362,452
                                                                 ============
                  Gross unrealized appreciation                  $  8,239,403
                  Gross unrealized depreciation                    (1,860,470)
                                                                 ------------
                  Net unrealized appreciation (depreciation)     $  6,378,933
                                                                 ============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2005, the Portfolio held options at June 30, 2005. See Schedule of Investments for further details.

     INTEREST RATE FLOORS

     Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against interest rate fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     At June 30, 2005, the Portfolio did not hold any interest rate floors.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2005, the Portfolio held open foreign currency exchange contracts. See Schedule of Investments for further details.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June, 30, 2005, the Portfolio held open financial futures contracts. At June 30, 2005, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts. See Schedule of Investments for further details.

     SWAP AGREEMENTS

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2005, the Portfolio held open swap contracts. See Schedule of Investments for further details.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose ofthe collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2005 resulting in $42,208 of security lending income. At June 30, 2005, the Portfolio had securities valued at $64,416,714 on loan. See the Statement of Investments for further detail on the security positions on loan.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. See Schedule of Investments for further details.

(8)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended June 30, 2005, the expense allocated to the Portfolio was $1,592.

     During the six months ended June 30, 2005, the Portfolio did not borrow under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.


Independent Trustees

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        JUNE 30,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman Emeritus,             30             None         Fund: $250
c/o Decision Resources, Inc.              11/3/1986         Decision Resources,                                 Portfolio: $3,318
260 Charles Street                                          Inc. ("DRI"); formerly
Waltham, MA 02453                                           Chairman of the Board
9/30/40                                                     and Chief Executive
                                                            Officer, DRI

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          30             None         Fund: $250
c/o Essex Street Associates               11/3/1986         Associates (family                                  Portfolio: $3,891
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          30             None         Fund: $250
c/o Harvard University                    9/13/1989         Professor of Political                              Portfolio: $3,318
Littaver Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt               Trustee      Trustee since     formerly Trustee, Mertens      30             None         Fund: $250
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)                               Portfolio: $3,318
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003      President and Chief            30             None            Fund: $0
Mellon Institutional        and Chief                       Operating Officer of                                     Portfolio: $0
Asset Management        Executive Officer                   The Boston Company
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers Who are Not Trustees

NAME                                                    TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations,
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management; formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds
Mellon Institutional               President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Management                                                                      Asset Management; formerly Shareholder
One Boston Place                                                                Representative, Standish Mellon
Boston, MA 02108                                                                Asset Management Company LLC
1/19/71

Mary T. Lomasney                     Chief               Since 2005             First Vice President, Mellon Institutional
Mellon Institutional              Compliance                                    Asset Management and Chief Compliance
Asset Management                    Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                Director, Blackrock, Inc., Senior Vice President,
Boston, MA 02108                                                                State Street Research & Management Company ("SSRM"),
4/8/57                                                                          Vice President, SSRM

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                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      0923SA0605

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Shareholders filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

       (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

       (b) There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

       (a)(1) Not applicable to this semi-annual filing.

       (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
              Exhibit 99CERT.302

       (a)(3) Not applicable to the Registrant.

       (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Investment Trust

By (Signature and Title):  /s/ BARBARA A. MCCANN
                           ---------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  August 8, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------
                           Patrick J. Sheppard, President and Chief Executive Officer

                           Date:  August 8, 2005



By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           ----------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  August 8, 2005